Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Jun. 30, 2012
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	SCHW
Entity Registrant Name	SCHWAB CHARLES CORP
Entity Central Index Key	0000316709
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		1,277,985,901
Entity Public Float			$ 14,100,000,000

Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Revenues
Asset management and administration fees	$ 2,043		$ 1,928		$ 1,822
Interest revenue	1,914		1,900		1,723
Interest expense	(150)		(175)		(199)
Net interest revenue	1,764		1,725		1,524
Trading revenue	868		927		830
Other - net	256	[1]	160	[1]	135	[1]
Provision for loan losses	(16)		(18)		(27)
Net impairment losses on securities	(32)	[2]	(31)	[2]	(36)	[2]
Total net revenues	4,883		4,691		4,248
Expenses Excluding Interest
Compensation and benefits	1,803		1,732		1,573
Professional services	388		387		341
Occupancy and equipment	311		301		272
Advertising and market development	241		228		196
Communications	220		220		207
Depreciation and amortization	196		155		146
Class action litigation and regulatory reserve			7		320
Money market mutual fund charges					132
Other	274		269		282
Total expenses excluding interest	3,433	[3]	3,299	[3]	3,469	[3]
Income before taxes on income	1,450		1,392		779
Taxes on income	522		528		325
Net Income	928		864		454
Preferred stock dividends	45
Net Income Available to Common Stockholders	$ 883		$ 864		$ 454
Weighted-Average Common Shares Outstanding - Diluted	1,275	[4]	1,229	[4]	1,194	[4]
Earnings Per Common Share - Basic	$ 0.69		$ 0.7		$ 0.38
Earnings Per Common Share - Diluted	$ 0.69		$ 0.7		$ 0.38

[1]	Unallocated amount includes a pre-tax gain of $70 million relating to a confidential resolution of a vendor dispute in 2012.
[2]	Net impairment losses on securities include total other-than-temporary impairment losses of $15 million, $18 million, and $41 million, net of $(17) million, $(13) million, and $5 million recognized in other comprehensive income in 2012, 2011, and 2010, respectively.
[3]	Unallocated amount primarily includes class action litigation and regulatory reserves of $320 million and money market mutual fund charges of $132 million in 2010.
[4]	Antidilutive stock options and restricted stock awards excluded from the calculation of diluted EPS totaled 74 million, 63 million, and 52 million shares in 2012, 2011, and 2010, respectively.

Consolidated Statements of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total other-than-temporary impairment losses	$ 15	$ 18	$ 41
Other-than-temporary impairment losses recognized in other comprehensive income	$ (17)	$ (13)	$ 5

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income	$ 928	$ 864	$ 454
Change in net unrealized gain on securities available for sale:
Net unrealized gain (loss)	470	(43)	300
Reclassification of impairment charges included in earnings	32	31	36
Other reclassifications included in earnings	(38)	1	1
Other	1	(1)	(1)
Other comprehensive income (loss), before tax	465	(12)	336
Income tax effect	175	(4)	129
Other comprehensive income (loss), net of tax	290	(8)	207
Comprehensive Income	$ 1,218	$ 856	$ 661

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 12,663	$ 8,679
Cash and investments segregated and on deposit for regulatory purposes (including resale agreements of $19,325 and $17,899 at December 31, 2012 and 2011, respectively)	28,469	26,034
Receivables from brokers, dealers, and clearing organizations	333	230
Receivables from brokerage clients - net	13,458	11,072
Other securities owned - at fair value	636	593
Securities available for sale	46,123	33,965
Securities held to maturity (fair value - $18,732 and $15,539 at December 31, 2012 and 2011, respectively)	18,194	15,108
Loans to banking clients - net	10,726	9,812
Loans held for sale		70
Equipment, office facilities, and property - net	675	685
Goodwill	1,228	1,161
Intangible assets - net	319	326
Other assets	813	818
Total assets	133,637	108,553
Liabilities and Stockholders' Equity
Deposits from banking clients	79,377	60,854
Payables to brokers, dealers, and clearing organizations	1,068	1,098
Payables to brokerage clients	40,330	35,489
Accrued expenses and other liabilities	1,641	1,397
Long-term debt	1,632	2,001
Total liabilities	124,048	100,839
Stockholders' equity:
Preferred stock - $.01 par value per share; aggregate liquidation preference of $885 and $0 at December 31, 2012 and 2011, respectively	865
Common stock - 3 billion shares authorized; $.01 par value per share; 1,487,543,446 shares issued	15	15
Additional paid-in capital	3,881	3,826
Retained earnings	8,554	7,978
Treasury stock, at cost - 210,014,305 shares and 216,378,623 shares at December 31, 2012 and 2011, respectively	(4,024)	(4,113)
Accumulated other comprehensive income	298	8
Total stockholders' equity	9,589	7,714
Total liabilities and stockholders' equity	$ 133,637	$ 108,553

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and investments segregated and on deposit for regulatory purposes, resale agreements	$ 19,325	$ 17,899
Securities held to maturity, fair value	18,732	15,539
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, aggregate liquidation preference	$ 885	$ 0
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	1,487,543,446	1,487,543,446
Treasury stock, shares	210,014,305	216,378,623

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash Flows from Operating Activities
Net Income	$ 928		$ 864		$ 454
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Provision for loan losses	16		18		27
Net impairment losses on securities	32	[1]	31	[1]	36	[1]
Stock-based compensation	105		99		87
Depreciation and amortization	196		155		146
Provision (benefit) for deferred income taxes	5		52		(51)
Premium amortization, net, on securities available for sale and securities held to maturity	222		136		35
Other	26		9		(3)
Originations of loans held for sale	(441)		(1,574)		(2,015)
Proceeds from sales of loans held for sale	513		1,703		1,943
Net change in:
Cash and investments segregated and on deposit for regulatory purposes	(2,549)		(2,211)		(4,376)
Receivables from brokers, dealers, and clearing organizations	(104)		220		148
Receivables from brokerage clients	(2,391)		341		(2,612)
Other securities owned	(43)		(231)		581
Other assets	10		(15)		133
Payables to brokers, dealers, and clearing organizations	28		(357)		283
Payables to brokerage clients	4,950		3,407		4,886
Accrued expenses and other liabilities	(237)		(183)		289
Net cash provided by (used for) operating activities	1,266		2,464		(9)
Cash Flows from Investing Activities
Purchases of securities available for sale	(29,035)		(18,434)		(15,697)
Proceeds from sales of securities available for sale	3,336		500		871
Principal payments on securities available for sale	13,867		7,978		13,261
Purchases of securities held to maturity	(8,678)		(2,253)		(14,906)
Principal payments on securities held to maturity	5,453		4,786		2,672
Net increase in loans to banking clients	(978)		(1,125)		(1,443)
Purchase of equipment, office facilities, and property	(148)		(180)		(129)
Cash (paid) acquired in business acquisitions - net	(80)		54		(44)
Other investing activities	3		7		5
Net cash used for investing activities	(16,260)		(8,667)		(15,410)
Cash Flows from Financing Activities
Net change in deposits from banking clients	18,523		10,264		11,328
Issuance of commercial paper	300
Issuance of long-term debt	350				701
Repayment of long-term debt	(732)		(116)		(205)
Premium paid on debt exchange	(19)
Net proceeds from preferred stock offerings	863
Net proceeds from common stock offering					543
Dividends paid	(337)		(295)		(288)
Proceeds from stock options exercised and other	35		96		35
Other financing activities	(5)		2		(5)
Net cash provided by financing activities	18,978		9,951		12,109
Increase (Decrease) in Cash and Cash Equivalents	3,984		3,748		(3,310)
Cash and Cash Equivalents at Beginning of Year	8,679		4,931		8,241
Cash and Cash Equivalents at End of Year	12,663		8,679		4,931
Cash paid during the year for:
Interest	143		168		178
Income taxes	508		517		327
Non-cash investing activities:
Common stock issued and equity awards assumed for business acquisitions (See note "3 - Business Acquisitions")			714		106
Securities purchased during the year but settled after year end			58
Non-cash financing activity:
Transfer of trust related balances to deposits from banking clients					442
Exchange of Senior Notes (See note "14 - Borrowings")	$ 256

[1]	Net impairment losses on securities include total other-than-temporary impairment losses of $15 million, $18 million, and $41 million, net of $(17) million, $(13) million, and $5 million recognized in other comprehensive income in 2012, 2011, and 2010, respectively.

Consolidated Statements of Stockholders' Equity (USD $) In Millions	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings	Treasury Stock, at cost	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2009	$ 5,073		$ 14	$ 2,298	$ 7,243	$ (4,291)	$ (191)
Beginning Balance (in shares) at Dec. 31, 2009			1,392
Net Income	454				454
Other comprehensive income, net of tax	207						207
Issuance of common stock (in shares)			30
Issuance of common stock	543			543
Issuance of common stock for business acquisition (in shares)			7
Issuance of common stock for business acquisition	106			106
Dividends declared on common stock	(288)				(288)
Stock option exercises and other	35			(4)		39
Stock-based compensation and related tax effects	87			87
Other	9			4		5
Ending Balance at Dec. 31, 2010	6,226		14	3,034	7,409	(4,247)	16
Ending Balance (in shares) at Dec. 31, 2010			1,429
Net Income	864				864
Other comprehensive income, net of tax	(8)						(8)
Issuance of common stock for business acquisition (in shares)			59
Issuance of common stock for business acquisition	714		1	713
Dividends declared on common stock	(295)				(295)
Stock option exercises and other	98			(24)		122
Stock-based compensation and related tax effects	99			99
Other	16			4		12
Ending Balance at Dec. 31, 2011	7,714		15	3,826	7,978	(4,113)	8
Ending Balance (in shares) at Dec. 31, 2011			1,488
Net Income	928				928
Other comprehensive income, net of tax	290						290
Issuance of preferred stock	863	863
Dividends declared on preferred stock	(43)				(43)
Dividends declared on common stock	(308)				(308)
Stock option exercises and other	36			(40)		76
Stock-based compensation and related tax effects	98			98
Other	11	2		(3)	(1)	13
Ending Balance at Dec. 31, 2012	$ 9,589	$ 865	$ 15	$ 3,881	$ 8,554	$ (4,024)	$ 298
Ending Balance (in shares) at Dec. 31, 2012			1,488

Introduction and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Introduction and Basis of Presentation
1.	Introduction and Basis of Presentation

The Charles Schwab Corporation (CSC) is a savings and loan holding company engaged, through its subsidiaries, in securities brokerage, banking, money management, and financial advisory services. Charles Schwab & Co., Inc. (Schwab) is a securities broker-dealer with over 300 domestic branch offices in 45 states, as well as a branch in each of the Commonwealth of Puerto Rico and London, U.K. In addition, Schwab serves clients in Hong Kong through one of CSC’s subsidiaries. Other subsidiaries include Charles Schwab Bank (Schwab Bank), a federal savings bank, and Charles Schwab Investment Management, Inc. (CSIM), the investment advisor for Schwab’s proprietary mutual funds, which are referred to as the Schwab Funds®, and for Schwab’s exchange-traded funds, which are referred to as the Schwab ETFs™.

The accompanying consolidated financial statements include CSC and its majority-owned subsidiaries (collectively referred to as the Company). Intercompany balances and transactions have been eliminated. These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States (U.S.), which require management to make certain estimates and assumptions that affect the reported amounts in the accompanying financial statements. Certain estimates relate to other-than-temporary impairment of securities available for sale and securities held to maturity, valuation of goodwill, allowance for loan losses, and legal and regulatory reserves. Actual results may differ from those estimates. Certain prior-period amounts have been reclassified to conform to the current period presentation.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Asset management and administration fees

Asset management and administration fees include mutual fund service fees and fees for other asset-based financial services provided to individual and institutional clients, and are recognized as revenue over the period that the related service is provided, based upon average asset balances. The Company earns mutual fund service fees for shareholder services, administration, and investment management provided to its proprietary funds, and recordkeeping and shareholder services provided to third-party funds. These fees are based upon the daily balances of client assets invested in these funds. The Company also earns asset management fees for advice solutions, which include advisory and managed account services that are based on the daily balances of client assets subject to the specific fee for service. The fair values of client assets included in proprietary and third-party mutual funds are based on quoted market prices and other observable market data. Other asset management and administration fees include various asset based fees, such as third-party mutual fund service fees, trust fees, 401(k) record keeping fees, and mutual fund clearing and other service fees.

In 2012, 2011, and 2010, the Company waived a portion of its asset management fees earned from certain Schwab-sponsored money market mutual funds in order to provide a positive return to clients. Under agreements with these funds, the Company may recover such fee waivers depending on the future performance of the funds and approval by the boards of the respective funds until the third anniversary of the end of the fiscal year in which such fee waiver occurs, subject to certain limitations. Recoveries of previously-waived asset management fees are recognized as revenue when substantially all uncertainties about timing and amount of realization are resolved.

Interest revenue

Interest revenue represents interest earned on cash and cash equivalents, cash and investments segregated, receivables from brokers, dealers, and clearing organizations, receivables from brokerage clients, other securities owned, securities available for sale, securities held to maturity, and loans to banking clients. Interest revenue is recognized in the period earned based upon average or daily asset balances and respective interest rates.

Trading revenue

Trading revenue includes commission and principal transaction revenues. Clients’ securities transactions are recorded on the date that they settle, while the related commission revenues and expenses are recorded on the date that the trade occurs. Principal transaction revenues are primarily comprised of revenues from trading activity in client fixed income securities, which is recorded on a trade date basis. To accommodate clients’ fixed income trading activity, the Company maintains positions in fixed income securities, including state and municipal debt obligations, U.S. Government, corporate debt and other securities. The difference between the price at which the Company buys and sells securities to and from its clients and other broker-dealers is recognized as principal transaction revenue. Principal transaction revenue also includes unrealized gains and losses on these securities positions.

Cash and cash equivalents

The Company considers all highly liquid investments with original maturities of three months or less that are not segregated and on deposit for regulatory purposes to be cash equivalents. Cash and cash equivalents include money market funds, deposits with banks, certificates of deposit, commercial paper, and treasury securities. Cash and cash equivalents also include balances that Schwab Bank maintains at the Federal Reserve Bank.

Cash and investments segregated and on deposit for regulatory purposes

Cash and investments segregated and on deposit for regulatory purposes include securities purchased under agreements to resell (resale agreements), which are collateralized by U.S. Government and agency securities. Resale agreements are accounted for as collateralized investing transactions that are recorded at their contractual amounts plus accrued interest. The Company obtains control of collateral with a market value equal to or in excess of the principal amount loaned and accrued interest under resale agreements. Collateral is valued daily by the Company, with additional collateral obtained to ensure full collateralization. Cash and investments segregated also include certificates of deposit, U.S. Government securities, and corporate debt securities. Certificates of deposit, U.S. Government securities, and corporate debt securities are recorded at fair value. Pursuant to applicable regulations, client cash balances that are not used for margin lending are generally segregated into investment accounts that are maintained for the exclusive benefit of clients.

Receivables from brokerage clients

Receivables from brokerage clients include margin loans to clients and are recorded net of an allowance for doubtful accounts. Receivables from brokerage clients that remain unsecured or partially secured for more than 30 days are fully reserved.

Other securities owned

Other securities owned are recorded at fair value based on quoted market prices. Unrealized gains and losses are included in trading revenue.

Securities available for sale and securities held to maturity

Securities available for sale are recorded at fair value and unrealized gains and losses are reported, net of taxes, in accumulated other comprehensive income (loss) included in stockholders’ equity. Securities held to maturity are recorded at amortized cost based on the Company’s positive intent and ability to hold these securities to maturity. Realized gains and losses from sales of securities available for sale are determined on a specific identification basis and are included in other revenue – net.

Management evaluates whether securities available for sale and securities held to maturity are other-than-temporarily impaired (OTTI) on a quarterly basis. Debt securities with unrealized losses are considered OTTI if the Company intends to sell the security or if it is more likely than not that the Company will be required to sell such security prior to any anticipated recovery. If management determines that a security is OTTI under these circumstances, the impairment recognized in earnings is measured as the entire difference between the amortized cost and the then-current fair value.

A security is also OTTI if management does not expect to recover the amortized cost of the security. In this circumstance, management utilizes cash flow models to estimate the expected future cash flow from the securities to estimate the credit loss.

The impairment recognized in earnings is measured by the difference between the present value of expected cash flows and the amortized cost of the security. Expected cash flows are discounted using the security’s effective interest rate.

The evaluation of whether the Company expects to recover the amortized cost of a security is inherently judgmental. The evaluation includes the assessment of several bond performance indicators including: the portion of the underlying loans that are delinquent (30 days, 60 days, 90+ days), in bankruptcy, in foreclosure or converted to real estate owned; the actual amount of loss incurred on the underlying loans in which the property has been foreclosed and sold; the amount of credit support provided by the structure of the security available to absorb credit losses on the underlying loans; the current price and magnitude of the unrealized loss; and whether the Company has received all scheduled principal and interest payments. Management uses cash flow models to further assess the likelihood of other-than-temporary impairment for the Company’s non-agency residential mortgage-backed securities. To develop the cash flow models, the Company uses forecasted loss severity, prepayment speeds (i.e. the rate at which the principal on underlying loans are paid down), and default rates over the securities’ expected remaining maturities.

Securities borrowed and securities loaned

Securities borrowed require the Company to deliver cash to the lender in exchange for securities and are included in receivables from brokers, dealers, and clearing organizations. For securities loaned, the Company receives collateral in the form of cash in an amount equal to or greater than the market value of securities loaned. Securities loaned are included in payables to brokers, dealers, and clearing organizations. The Company monitors the market value of securities borrowed and loaned, with additional collateral obtained or refunded to ensure full collateralization. Fees received or paid are recorded in interest revenue or interest expense.

Loans to banking clients and related allowance for loan losses

Loans to banking clients are recorded at their contractual principal amounts and include unamortized direct origination costs or net purchase premiums. Additionally, loans are recorded net of an allowance for loan losses. The Company’s loan portfolio includes four loan segments: residential real estate mortgages, home equity lines of credit (HELOC), personal loans secured by securities and other loans. Residential real estate mortgages include two loan classes: first mortgages and purchased first mortgages. Loan segments are defined as the level to which the Company disaggregates its loan portfolio when developing and documenting a methodology for determining the allowance for loan losses. A loan class is defined as a group of loans within a loan segment that has homogeneous risk characteristics.

The Company records an allowance for loan losses through a charge to earnings based on management’s estimate of probable losses in the existing portfolio. Management reviews the allowance for loan losses quarterly, taking into consideration current economic conditions, the composition of the existing loan portfolio, past loss experience, and risks inherent in the portfolio to ensure that the allowance for loan losses is maintained at an appropriate level.

The methodology to establish an allowance for loan losses utilizes statistical models that estimate prepayments, defaults, and probable losses for the loan segments based on predicted behavior of individual loans within the segments. The methodology considers the effects of borrower behavior and a variety of factors including, but not limited to, interest rates, housing price movements as measured by a housing price index, economic conditions, estimated defaults and foreclosures measured by historical and expected delinquencies, changes in prepayment speeds, loan-to-value (LTV) ratios, past loss experience, estimates of future loss severities, borrower credit risk measured by Fair Isaac Corporation (FICO) scores, and the adequacy of collateral. The methodology also evaluates concentrations in the loan segments, including loan products, year of origination, geographical distribution of collateral, and the portion of borrowers who have other client relationships with the Company.

Probable losses are forecast using a loan-level simulation of the delinquency status of the loans over the term of the loans. The simulation starts with the current relevant risk indicators, including the current delinquent status of each loan, the estimated current LTV ratio of each loan, the term and structure of each loan, current key interest rates including U.S. Treasury and London Interbank Offered Rate (LIBOR) rates, and borrower FICO scores. The more significant variables in the simulation include delinquency roll rates, loss severity, housing prices, and interest rates. Delinquency roll rates (i.e., the rates at which loans transition through delinquency stages and ultimately result in a loss) are estimated from the Company’s historical loss experience adjusted for current trends and market information. Further, the delinquency roll rates within the loan-level simulation discussed above are calibrated to match a moving average of the delinquency roll rates actually experienced in the respective first lien residential real estate mortgage loan (First Mortgage) and home equity line of credit (HELOC) portfolios. Loss severity estimates are based on the Company’s historical loss experience and market trends. The estimated loss severity (i.e. loss given default) used in the allowance for loan loss methodology for HELOC loans is higher than that used in the methodology for First Mortgages. Housing price trends are derived from historical home price indices and econometric forecasts of future home values. Factors affecting the home price index include: housing inventory, unemployment, interest rates, and inflation expectations. Interest rate projections are based on the current term structure of interest rates and historical volatilities to project various possible future interest rate paths. As a result, the current state of house prices, including the decrease in general house prices experienced over the last several years, as well as the current state of delinquencies unique to the Company’s First Mortgage and HELOC portfolios, are considered in the allowance for loan loss methodology.

This methodology results in loss factors that are applied to the outstanding balances to determine the allowance for loan loss for each loan segment.

The Company considers loan modifications in which it makes an economic concession to a borrower experiencing financial difficulty to be a troubled debt restructuring.

Nonaccrual loans

Residential real estate mortgages, HELOC, personal, and other loans are placed on nonaccrual status upon becoming 90 days past due as to interest or principal (unless the loans are well-secured and in the process of collection), or when the full timely collection of interest or principal becomes uncertain. For the portion of the HELOC portfolio for which the Company is able to track the delinquency status on the associated first lien loan, the Company places a HELOC on non-accrual status if the associated first mortgage is 90 days or more delinquent, regardless of the payment status of the HELOC. When a loan is placed on nonaccrual status, the accrued and unpaid interest receivable is reversed and the loan is accounted for on the cash or cost recovery method thereafter, until qualifying for return to accrual status. Generally, a nonaccrual loan may be returned to accrual status when all delinquent interest and principal is repaid and the borrower demonstrates a sustained period of performance of twelve consecutive months of repayments, or when the loan is both well-secured and in the process of collection and collectability is no longer doubtful.

Loan Charge-Offs

The Company charges off a loan in the period that it is deemed uncollectible and records a reduction in the allowance for loan losses and the loan balance. The Company’s charge-off policy for residential real estate mortgages and HELOC loans is to assess the value of the property when the loan has been delinquent for 180 days or it is in bankruptcy, regardless of whether or not the property is in foreclosure, and charge-off the amount of the loan balance in excess of the estimated current value of the underlying property less estimated costs to sell.

Equipment, office facilities, and property

Equipment, office facilities, and property are recorded at cost net of accumulated depreciation and amortization, except for land, which is recorded at cost. Equipment and office facilities are depreciated on a straight-line basis over an estimated useful life of three to ten years. Buildings are depreciated on a straight-line basis over 20 to 40 years. Leasehold improvements are amortized on a straight-line basis over the shorter of the estimated useful life of the asset or the term of the lease. Software and certain costs incurred for purchasing or developing software for internal use are amortized on a straight-line basis over an estimated useful life of three or five years. Equipment, office facilities, and property are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.

Goodwill

Goodwill represents the fair value of acquired businesses in excess of the fair value of the individually identified net assets acquired. Goodwill is not amortized but is tested for impairment annually or whenever indications of impairment exist. In testing for potential impairment of goodwill, management estimates the fair values of each of the Company’s reporting units (defined as the Company’s businesses for which financial information is available and reviewed regularly by management) and compares it to their carrying values. The estimated fair values of the reporting units are established using a discounted cash flow model that includes significant assumptions about the future operating results and cash flows of each reporting unit and a market capitalization analysis. As allowed by applicable accounting standards, the Company can elect to qualitatively assess goodwill for impairment if it is more likely than not that the fair value of a reporting unit exceeds its carrying value. The Company’s annual impairment testing date is April 1st.

Intangible assets

Intangible assets are amortized over their useful lives in a manner that best reflects their economic benefit. Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company does not have any indefinite-lived intangible assets.

Guarantees and indemnifications

The Company recognizes, at the inception of a guarantee, a liability equal to the estimated fair value of the obligation undertaken in issuing the guarantee. The fair values of the obligations relating to standby letter of credit agreements (LOCs) are estimated based on fees charged to enter into similar agreements, considering the creditworthiness of the counterparties. The fair values of the obligations relating to other guarantees are estimated based on transactions for similar guarantees or expected present value measures.

Income taxes

The Company provides for income taxes on all transactions that have been recognized in the consolidated financial statements. Accordingly, deferred tax assets are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax assets and deferred tax liabilities, as well as other changes in income tax laws, are recorded in earnings in the period during which such changes are enacted. The Company’s unrecognized tax benefits, which are included in accrued expenses and other liabilities, represent the difference between positions taken on tax return filings and estimated potential tax settlement outcomes. Interest and penalties relating to unrecognized tax benefits are recorded in income tax expense.

Stock-based compensation

Stock-based compensation includes employee and board of director stock options, restricted stock units, and restricted stock awards. The Company measures compensation expense for these share-based payment arrangements based on their estimated fair values as of the awards’ grant date. The fair value of the share-based award is recognized over the vesting period as stock-based compensation. Stock-based compensation expense is based on awards expected to vest and therefore is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant based on the Company’s historical forfeiture experience and revised in subsequent periods if actual forfeitures differ from those estimates. The excess tax benefits from the exercise of stock options and the vesting of restricted stock awards are recorded in additional paid-in capital.

Fair values of assets and liabilities

Fair value is defined as the price that would be received to sell an asset or the price paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement accounting guidance describes the fair value hierarchy for disclosing assets and liabilities measured at fair value based on the inputs used to value them. The fair value hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are based on market pricing data obtained from sources independent of the Company. A quoted price in an active market provides the most reliable evidence of fair value and is generally used to measure fair value whenever available. Unobservable inputs reflect management’s judgment about the assumptions market participants would use in pricing the asset or liability. Where inputs used to measure fair value of an asset or liability are from different levels of the hierarchy, the asset or liability is categorized based on the lowest level input that is significant to the fair value measurement in its entirety. Assessing the significance of a particular input requires judgment. The fair value hierarchy includes three levels based on the objectivity of the inputs as follows:

—	Level 1 inputs are quoted prices in active markets as of the measurement date for identical assets or liabilities that the Company has the ability to access.

—

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates, benchmark yields, issuer spreads, new issue data, and collateral performance.

—	Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

Assets and liabilities recorded at fair value

The Company uses the market and income approaches to determine the fair value of assets and liabilities. When available, the Company uses quoted prices in active markets to measure the fair value of assets and liabilities. When utilizing market data and bid-ask spread, the Company uses the price within the bid-ask spread that best represents fair value. When quoted prices do not exist, the Company uses prices obtained from independent third-party pricing services to measure the fair value of investment assets. The Company generally obtains prices from at least three independent pricing sources for assets recorded at fair value and may obtain up to five prices on assets with higher risk of limited observable information, such as non-agency residential mortgage-backed securities. The Company’s primary independent pricing service provides prices based on observable trades and discounted cash flows that incorporate observable information such as yields for similar types of securities (a benchmark interest rate plus observable spreads) and weighted-average maturity for the same or similar “to-be-issued” securities. The Company compares the prices obtained from its primary independent pricing service to the prices obtained from the additional independent pricing services to determine if the price obtained from the primary independent pricing service is reasonable. The Company does not adjust the prices received from independent third-party pricing services unless such prices are inconsistent with the definition of fair value and result in a material difference in the recorded amounts.

Financial instruments not recorded at fair value

Descriptions of the valuation methodologies and assumptions used to estimate the fair value of financial instruments not recorded at fair value are described below. The Company’s financial instruments not recorded at fair value but for which fair value can be approximated and disclosed include:

—	Cash and cash equivalents are short-term in nature and accordingly are recorded at amounts that approximate fair value.

—

Cash and investments segregated and on deposit for regulatory purposes include cash and securities purchased under resale agreements. Securities purchased under resale agreements are short-term in nature and are backed by collateral that both exceeds the carrying value of the resale agreement and is highly liquid in nature. Accordingly, the carrying value approximates fair value.

—

Receivables from/payables to brokers, dealers, and clearing organizations are recorded at contractual amounts and historically have been settled at those values and are short-term in nature, and therefore approximate fair value.

—

Receivables from/payables to brokerage clients — net are recorded at contractual amounts and historically have been settled at those values and are short-term in nature, and therefore approximate fair value.

—

Securities held to maturity – The fair values of securities held to maturity are obtained using an independent third-party pricing service similar to investment assets recorded at fair value as discussed above.

—	Loans to banking clients – The fair values of the Company’s loans to banking clients are estimated based on prices of mortgage-backed securities collateralized by similar types of loans.

—

Loans held for sale at December 31, 2011, were recorded at the lower of cost or fair value. The fair value of the Company’s loans held for sale was estimated using quoted market prices for securities backed by similar types of loans.

—

Financial instruments included in other assets primarily consist of cost method investments and Federal Home Loan Bank (FHLB) stock, whose carrying values approximate their fair values. FHLB stock is recorded at par, which approximates fair value.

—

Deposits from banking clients have no stated maturity and are recorded at the amount payable on demand as of the balance sheet date. The Company considers the carrying value of these deposits to approximate their fair values.

—

Financial instruments included in accrued expenses and other liabilities consist of commercial paper, drafts payable and certain amounts due under contractual obligations which are short-term in nature and accordingly are recorded at amounts that approximate fair value.

—

Long-term debt – Except for the finance lease obligation, the fair values of long-term debt are estimated using indicative, non-binding quotes from independent brokers. The Company validates indicative prices for its debt through comparison to other independent non-binding quotes. The finance lease obligation is recorded at carrying value, which approximates fair value.

—

Firm commitments to extend credit – The Company extends credit to banking clients through HELOC and personal loans secured by securities. The Company considers the fair value of these unused commitments to be not material because the interest rates earned on these balances are based on floating interest rates that reset monthly. The Company does not charge a fee to maintain a HELOC or personal loan.

Adoption of New Accounting Standards

Testing Goodwill for Impairment: In September 2011, the Financial Accounting Standards Board issued new guidance allowing companies to consider qualitative factors before performing a quantitative assessment when determining whether goodwill is impaired, which is effective for goodwill impairment tests performed after January 1, 2012. Specifically, there is no longer a requirement to perform the two-step goodwill impairment test unless the entity determines that based on qualitative factors, it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The adoption of this new guidance did not have a material impact on the Company’s financial position, results of operations, earnings per common share (EPS), or cash flows.

Business Acquisitions	12 Months Ended
Dec. 31, 2012
Business Acquisitions
3.	Business Acquisitions

optionsXpress Holdings, Inc.

On September 1, 2011, the Company acquired optionsXpress Holdings, Inc. (optionsXpress) for total consideration of $714 million. optionsXpress is an online brokerage firm primarily focused on equity option securities and futures. The optionsXpress® brokerage platform provides active investors and traders trading tools, analytics and education to execute a variety of investment strategies. The combination of optionsXpress and Schwab offers active investors an additional level of service and platform capabilities.

Under the terms of the merger agreement, optionsXpress stockholders received 1.02 shares of the Company’s common stock for each share of optionsXpress stock. As a result, the Company issued 59 million shares of the Company’s common stock valued at $710 million, based on the closing price of the Company’s common stock on September 1, 2011. The Company also assumed optionsXpress’ stock-based compensation awards valued at $4 million.

The results of optionsXpress’ operations have been included in the Company’s consolidated statement of income for the year ended December 31, 2012 and 2011, from the date of acquisition. optionsXpress’ net revenues and net income were $179 million and $6 million, respectively, in 2012. optionsXpress’ net revenues were $68 million and their net loss was not material for the period September 1, 2011 through December 31, 2011.

The following table summarizes the allocation of the purchase price to the net assets of optionsXpress:

Fair value of common stock issued	$710
Fair value of equity awards assumed	4

Total consideration paid (1)	$714

Fair value of net assets acquired	$203

Acquisition-related goodwill	$511

(1)	Represents a non-cash investing activity.

The following table summarizes the fair values of the assets acquired and liabilities assumed as of the acquisition date:

September 1,
2011

Assets
Cash and cash equivalents	$ 84
Cash and investments segregated and on deposit for regulatory purposes	1,074
Receivables from brokers, dealers, and clearing organizations	40
Receivables from brokerage clients	185
Other securities owned - at fair value	32
Intangible assets	285
Other assets	25

Total assets acquired (1)	$ 1,725

Liabilities
Payables to brokerage clients	$ 1,221
Deferred tax liability	95
Long-term debt (2)	110
Accrued expenses and other liabilities	96

Total liabilities assumed (1)	$ 1,522

Net assets acquired	$ 203

(1)	All assets and liabilities, except for cash and cash equivalents, represent non-cash investing activities.
(2)	The Company paid off long-term debt acquired from optionsXpress subsequent to the date of acquisition in September 2011.

Goodwill of $511 million was assigned to the Investor Services segment and will not be deductible for tax purposes.

The Company recorded intangible assets of $285 million, which are subject to amortization and will be amortized over their estimated useful lives. The following table summarizes the estimated fair value and useful lives of the intangible assets.

September 1, 2011	Estimated Fair Value	Estimated Useful Life (In Years)

Customer relationships	$ 200	11
Technology	70	9
Trade name	15	9

Total intangible assets	$ 285

Pro Forma Financial Information (Unaudited)

The following table presents unaudited pro forma financial information as if optionsXpress had been acquired prior to January 1, 2010. Pro forma net income for the year ended December 31, 2011, was adjusted to exclude $16 million, after tax, of acquisition related costs incurred by the Company in 2011. Additionally, pro forma net income below excludes $15 million, before tax, of acquisition related costs because these costs were incurred by optionsXpress prior to the acquisition date. Pro forma net income also reflects the impact of amortizing purchase accounting adjustments relating to intangible assets, net of tax, of $20 million and $22 million, for the years ended December 31, 2011 and 2010, respectively.

Year Ended December 31,	2011	2010

Net revenues	$4,857	$4,479
Net income	$896	$481
Basic EPS	$.71	$.39
Diluted EPS	$.71	$.38

The unaudited pro forma financial information above is presented for illustrative purposes only and is not necessarily indicative of the results that actually would have occurred had the acquisition been completed prior to January 1, 2010, nor is it indicative of the results of operations for future periods.

Other Business Acquisitions

On December 14, 2012, the Company acquired ThomasPartners, Inc., a growth and dividend income-focused asset management firm, for $85 million in cash. As a result of a preliminary allocation of the purchase price, the Company recorded goodwill of $68 million and intangible assets of $36 million. The intangible assets primarily relate to customer relationships and will be amortized over 11 years. The preliminary goodwill was allocated to the Investor Services and Advisor Services segments in the amounts of $44 million and $24 million, respectively.

On November 9, 2010, the Company acquired substantially all of the assets of Windward Investment Management, Inc. (Windward) for $106 million in common stock and $44 million in cash. Windward was an investment advisory firm that managed diversified investment portfolios comprised primarily of exchange-traded fund securities. As a result of the acquisition, Windhaven Investment Management, Inc. was formed as a wholly-owned subsidiary of Schwab Holdings, Inc.

Receivables from Brokerage Clients	12 Months Ended
Dec. 31, 2012
Receivables from Brokerage Clients
4.	Receivables from Brokerage Clients

Receivables from brokerage clients consist primarily of margin loans to brokerage clients of $11.6 billion and $10.2 billion at December 31, 2012 and 2011, respectively. Securities owned by brokerage clients are held as collateral for margin loans. Such collateral is not reflected in the consolidated financial statements. The average yield earned on margin loans was 4.08% and 4.39% in 2012 and 2011, respectively.

Other Securities Owned	12 Months Ended
Dec. 31, 2012
Other Securities Owned
5.	Other Securities Owned

A summary of other securities owned is as follows:

December 31,	2012	2011

Schwab Funds® money market funds	$329	$332
Equity and bond mutual funds	217	183
State and municipal debt obligations	48	46
Equity, U.S. Government and corporate debt, and other securities	42	32

Total other securities owned	$636	$593

The Company’s positions in Schwab Funds® money market funds arise from certain overnight funding of clients’ redemption, check-writing, and debit card activities. Equity and bond mutual funds include mutual fund investments held at CSC, investments made by the Company relating to its deferred compensation plan, and inventory maintained to facilitate certain Schwab Funds and third-party mutual fund clients’ transactions. State and municipal debt obligations, equity, U.S. Government and corporate debt, and other securities include securities held to meet clients’ trading activities.

Securities Available for Sale and Securities Held to Maturity	12 Months Ended
Dec. 31, 2012
Securities Available for Sale and Securities Held to Maturity
6.	Securities Available for Sale and Securities Held to Maturity

The amortized cost, gross unrealized gains and losses, and fair value of securities available for sale and securities held to maturity are as follows:

December 31, 2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available for sale:
U.S. agency mortgage-backed securities	$20,080	$396	$-	$20,476
Asset-backed securities	8,104	62	2	8,164
Corporate debt securities	6,197	61	2	6,256
Certificates of deposit	6,150	12	1	6,161
U.S. agency notes	3,465	2	3	3,464
Non-agency residential mortgage-backed securities	796	2	65	733
Commercial paper	574	-	-	574
Other securities	278	17	-	295

Total securities available for sale	$45,644	$552	$73	$46,123

Securities held to maturity:
U.S. agency mortgage-backed securities	$17,750	$558	$19	$18,289
Other securities	444	-	1	443

Total securities held to maturity	$18,194	$558	$20	$18,732

December 31, 2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available for sale:
U.S. agency mortgage-backed securities	$20,666	$269	$14	$20,921
Asset-backed securities	2,638	4	7	2,635
Corporate debt securities	3,592	5	26	3,571
Certificates of deposit	3,623	2	3	3,622
U.S. agency notes	1,795	5	-	1,800
Non-agency residential mortgage-backed securities	1,130	-	223	907
Commercial paper	225	-	-	225
Other securities	281	3	-	284

Total securities available for sale	$33,950	$288	$273	$33,965

Securities held to maturity:
U.S. agency mortgage-backed securities	$14,770	$430	$2	$15,198
Other securities	338	3	-	341

Total securities held to maturity	$15,108	$433	$2	$15,539

A summary of securities with unrealized losses, aggregated by category and period of continuous unrealized loss, is as follows:

	Less than		12 months
	12 months		or longer		Total
December 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Securities available for sale:
Asset-backed securities	$-	$-	$801	$2	$801	$2
Corporate debt securities	878	2	-	-	878	2
Certificates of deposit	599	1	-	-	599	1
U.S. agency notes	2,102	3	-	-	2,102	3
Non-agency residential mortgage-backed securities	46	1	549	64	595	65

Total	$3,625	$7	$1,350	$66	$4,975	$73

Securities held to maturity:
U.S. agency mortgage-backed securities	$2,680	$19	$-	$-	$2,680	$19
Other securities	240	1	-	-	240	1

Total	$2,920	$20	$-	$-	$2,920	$20

Total securities with unrealized losses (1)	$6,545	$27	$1,350	$66	$7,895	$93

(1)	The number of investment positions with unrealized losses totaled 139 for securities available for sale and 24 for securities held to maturity.

	Less than		12 months
	12 months		or longer		Total
December 31, 2011	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Securities available for sale:
U.S. agency mortgage-backed securities	$5,551	$14	$-	$-	$5,551	$14
Asset-backed securities	1,368	6	152	1	1,520	7
Corporate debt securities	1,888	26	-	-	1,888	26
Certificates of deposit	2,158	3	-	-	2,158	3
Non-agency residential mortgage-backed securities	121	8	746	215	867	223

Total	$11,086	$57	$898	$216	$11,984	$273

Securities held to maturity:
U.S. agency mortgage-backed securities	$384	$2	$-	$-	$384	$2

Total	$384	$2	$-	$-	$384	$2

Total securities with unrealized losses (1)	$11,470	$59	$898	$216	$12,368	$275

(1)	The number of investment positions with unrealized losses totaled 296 for securities available for sale and 3 for securities held to maturity.

Unrealized losses in securities available for sale of $73 million as of December 31, 2012, were concentrated in non-agency residential mortgage-backed securities. Included in non-agency residential mortgage-backed securities are securities collateralized by loans that are considered to be “Prime” (defined as loans to borrowers with a FICO credit score of 620 or higher at origination), and “Alt-A” (defined as Prime loans with reduced documentation at origination). At December 31, 2012, the amortized cost and fair value of Alt-A residential mortgage-backed securities were $308 million and $269 million, respectively.

Management evaluates whether securities available for sale and securities held to maturity are other-than-temporarily impaired (OTTI) on a quarterly basis as described in note “2 – Summary of Significant Accounting Policies.”

Certain Alt-A and Prime residential mortgage-backed securities experienced continued credit deterioration in 2012, including increased payment delinquency rates and losses on foreclosures of underlying mortgages. In addition, during 2012 the Company increased the projected default rates for modified loans underlying the securities. Based on the Company’s cash flow projections, management determined that it does not expect to recover all of the amortized cost of these securities and therefore determined that these securities were OTTI. The Company employs a buy and hold strategy relative to its mortgage-related securities, and does not intend to sell these securities and will not be required to sell these securities before anticipated recovery of the unrealized losses on these securities. Further, the Company has adequate liquidity at December 31, 2012, with cash and cash equivalents totaling $12.7 billion, a loan-to-deposit ratio of 14%, adequate access to short-term borrowing facilities and regulatory capital ratios in excess of “well capitalized” levels. Because the Company does not intend to sell these securities and it is not “more likely than not” that the Company will be required to sell these securities, the Company recognized an impairment charge equal to the securities’ expected credit losses of $32 million in 2012. The expected credit losses were measured as the difference between the present value of expected cash flows and the amortized cost of the securities. Further deterioration in the performance of the underlying loans in the Company’s non-agency residential mortgage-backed securities portfolio could result in the recognition of additional impairment losses.

The following table is a rollforward of the amount of credit losses recognized in earnings for OTTI securities held by the Company during the period for which a portion of the impairment was recognized in other comprehensive income:

Year Ended December 31,	2012	2011	2010

Balance at beginning of year	$127	$96	$60
Credit losses recognized into current year earnings on debt securities for which an other-than-temporary impairment was not previously recognized	6	6	7
Credit losses recognized into current year earnings on debt securities for which an other-than-temporary impairment was previously recognized	26	25	29

Balance at end of year	$159	$127	$96

The maturities of securities available for sale and securities held to maturity at December 31, 2012, are as follows:

	Within 1 year	After 1 year through 5 years	After 5 years through 10 years	After 10 years	Total

Securities available for sale:
U.S. agency mortgage-backed securities (1)	$-	$40	$4,050	$16,386	$20,476
Asset-backed securities	-	438	785	6,941	8,164
Corporate debt securities	1,149	4,883	224	-	6,256
Certificates of deposit	4,557	1,604	-	-	6,161
U.S. agency notes	-	1,300	2,164	-	3,464
Non-agency residential mortgage-backed securities (1)	-	-	7	726	733
Commercial paper	574	-	-	-	574
Other securities	-	-	-	295	295

Total fair value	$6,280	$8,265	$7,230	$24,348	$46,123
Total amortized cost	$6,268	$8,201	$7,062	$24,113	$45,644

Securities held to maturity:
U.S. agency mortgage-backed securities (1)	$-	$-	$9,956	$8,333	$18,289
Other securities	-	100	292	51	443

Total fair value	$-	$100	$10,248	$8,384	$18,732
Total amortized cost	$-	$100	$9,911	$8,183	$18,194

(1)

Mortgage-backed securities have been allocated to maturity groupings based on final contractual maturities. Actual maturities will differ from final contractual maturities because borrowers on a certain portion of loans underlying these securities have the right to prepay their obligations.

Proceeds and gross realized gains from sales of securities available for sale are as follows:

Year Ended December 31,	2012	2011	2010

Proceeds	$3,336	$500	$871
Gross realized gains	$35	$1	$1

There were no realized losses from the sales of securities available for sale in 2012, 2011, or 2010.

Loans to Banking Clients and Related Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans to Banking Clients and Related Allowance for Loan Losses
7.	Loans to Banking Clients and Related Allowance for Loan Losses

The composition of loans to banking clients by loan segment is as follows:

December 31,	2012	2011

Residential real estate mortgages	$6,507	$5,596
Home equity lines of credit	3,287	3,509
Personal loans secured by securities	963	742
Other	25	19

Total loans to banking clients (1)	10,782	9,866
Allowance for loan losses	(56)	(54)

Total loans to banking clients – net	$10,726	$9,812

(1)	Loans are evaluated for impairment by loan segment.

The Company records an allowance for loan losses through a charge to earnings based on management’s estimate of probable losses in the existing portfolio. Management reviews the allowance for loan losses quarterly, taking into consideration current economic conditions, the composition of the existing loan portfolio, past loss experience, and risks inherent in the portfolio, as described in note “2 – Summary of Significant Accounting Policies.”

Changes in the allowance for loan losses were as follows:

Year Ended	December 31, 2012			December 31, 2011
	Residential real estate mortgages	Home equity lines of credit	Total	Residential real estate mortgages	Home equity lines of credit	Total	December 31, 2010

Balance at beginning of period	$ 40	$ 14	$ 54	$ 38	$ 15	$ 53	$ 45
Charge-offs	(7)	(9)	(16)	(11)	(8)	(19)	(20)
Recoveries	2	-	2	1	1	2	1
Provision for loan losses	1	15	16	12	6	18	27

Balance at end of period	$ 36	$ 20	$ 56	$ 40	$ 14	$ 54	$ 53

Included in the loan portfolio are nonaccrual loans totaling $48 million and $52 million at December 31, 2012 and 2011, respectively. There were no loans accruing interest that were contractually 90 days or more past due at December 31, 2012 or 2011. Nonperforming assets, which include nonaccrual loans and other real estate owned, totaled $54 million and $56 million at December 31, 2012 and 2011, respectively.

As of December 31, 2012, Schwab Bank no longer originates First Mortgage loans or HELOCs. In 2012, Schwab Bank launched a co-branded loan origination program for Schwab Bank clients (the Program) with Quicken Loans, Inc. (Quicken® Loans®). Pursuant to the Program, Quicken Loans originates and services First Mortgage loans and HELOCs for Schwab Bank clients. Under the Program, Schwab Bank purchases certain First Mortgage loans and HELOCs that are originated by Quicken Loans. Schwab Bank sets the underwriting guidelines and pricing for all loans it intends to purchase for its portfolio. The First Mortgage loans purchased under the Program are included in the first mortgages loan class as of December 31, 2012, in the table below.

The delinquency aging analysis by loan class is as follows:

December 31, 2012	Current	30-59 days past due	60-89 days past due	Greater than 90 days	Total past due	Total loans

Residential real estate mortgages:
First mortgages	$ 6,291	$ 22	$ 2	$ 33	$ 57	$ 6,348
Purchased first mortgages	154	1	-	4	5	159
Home equity lines of credit	3,269	5	2	11	18	3,287
Personal loans secured by securities	963	-	-	-	-	963
Other	22	3	-	-	3	25

Total loans to banking clients	$ 10,699	$ 31	$ 4	$ 48	$ 83	$ 10,782

December 31, 2011

Residential real estate mortgages:
First mortgages	$ 5,380	$ 16	$ 2	$ 39	$ 57	$ 5,437
Purchased first mortgages	152	2	-	5	7	159
Home equity lines of credit	3,494	5	2	8	15	3,509
Personal loans secured by securities	741	1	-	-	1	742
Other	19	-	-	-	-	19

Total loans to banking clients	$ 9,786	$ 24	$ 4	$ 52	$ 80	$ 9,866

In addition to monitoring the delinquency characteristics, the Company monitors the credit quality of residential real estate mortgages and HELOCs by stratifying the portfolios by the year of origination, borrower FICO scores at origination (Origination FICO), updated borrower FICO scores (Updated FICO), LTV ratios at origination (Origination LTV), and estimated current LTV ratios (Estimated Current LTV), as presented in the following tables. Borrowers’ FICO scores are provided by an independent third party credit reporting service and were last updated in December 2012. The Origination LTV and Estimated Current LTV ratios for a HELOC include any first lien mortgage outstanding on the same property at the time of the HELOC’s origination. The Estimated Current LTV for each loan is estimated by reference to a home price appreciation index.

	Residential real estate mortgages
December 31, 2012	First mortgages	Purchased first mortgages	Total	Home equity lines of credit

Year of origination
Pre-2008	$ 465	$ 56	$ 521	$ 1,187
2008	402	6	408	1,151
2009	305	6	311	338
2010	909	12	921	249
2011	1,270	53	1,323	198
2012	2,997	26	3,023	164

Total	$ 6,348	$ 159	$ 6,507	$ 3,287

Origination FICO
<620	$ 10	$ 1	$ 11	$ -
620 - 679	98	16	114	23
680 - 739	1,141	40	1,181	633
³740	5,099	102	5,201	2,631

Total	$ 6,348	$ 159	$ 6,507	$ 3,287

Updated FICO
<620	$ 54	$ 6	$ 60	$ 49
620 - 679	191	13	204	117
680 - 739	940	34	974	510
³740	5,163	106	5,269	2,611

Total	$ 6,348	$ 159	$ 6,507	$ 3,287

Origination LTV
£70%	$ 4,189	$ 97	$ 4,286	$ 2,225
>70% - £90%	2,142	54	2,196	1,036
>90% - £100%	17	8	25	26

Total	$ 6,348	$ 159	$ 6,507	$ 3,287

December 31, 2012	Balance	Weighted Average Updated FICO	Utilization Rate (1)	Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status

Residential real estate mortgages:
Estimated Current LTV
£70%	$ 4,162	772	N/A	0.05%
>70% - £90%	1,841	764	N/A	0.22%
>90% - £100%	168	750	N/A	0.51%
>100%	336	741	N/A	5.34%

Total	$ 6,507	768	N/A	0.38%

Home equity lines of credit:
Estimated Current LTV
£70%	$ 1,559	773	36%	0.14%
>70% - £90%	1,020	766	46%	0.18%
>90% - £100%	267	759	54%	0.44%
>100%	441	753	59%	1.06%

Total	$ 3,287	767	42%	0.31%

(1)    The Utilization Rate is calculated using the outstanding HELOC balance divided by the associated total line of credit.

N/A Not applicable.

	Residential real estate mortgages
December 31, 2011	First mortgages	Purchased first mortgages	Total	Home equity lines of credit

Year of origination
Pre-2008	$ 569	$ 60	$ 629	$ 1,306
2008	538	8	546	1,262
2009	553	10	563	412
2010	1,757	17	1,774	311
2011	2,020	64	2,084	218

Total	$ 5,437	$ 159	$ 5,596	$ 3,509

Origination FICO
<620	$ 9	$ 2	$ 11	$ -
620 - 679	108	19	127	24
680 - 739	1,030	43	1,073	667
³740	4,290	95	4,385	2,818

Total	$ 5,437	$ 159	$ 5,596	$ 3,509

Updated FICO
<620	$ 55	$ 7	$ 62	$ 49
620 - 679	162	11	173	112
680 - 739	831	44	875	520
³740	4,389	97	4,486	2,828

Total	$ 5,437	$ 159	$ 5,596	$ 3,509

Origination LTV
£ 70%	$ 3,507	$ 91	$ 3,598	$ 2,378
>70% - £90%	1,904	60	1,964	1,091
>90% - £100%	26	8	34	40

Total	$ 5,437	$ 159	$ 5,596	$ 3,509

December 31, 2011	Balance	Weighted Average Updated FICO	Utilization Rate (1)	Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status

Residential real estate mortgages:
Estimated Current LTV
£ 70%	$ 3,200	773	N/A	0.27%
>70% - £90%	1,764	766	N/A	0.41%
>90% - £100%	241	758	N/A	1.33%
>100%	391	748	N/A	2.34%

Total	$ 5,596	768	N/A	0.50%

Home equity lines of credit:
Estimated Current LTV
£ 70%	$ 1,561	774	37%	0.09%
>70% - £90%	1,099	769	46%	0.26%
>90% - £100%	328	765	54%	0.16%
>100%	521	755	58%	0.75%

Total	$ 3,509	769	43%	0.25%

(1)    The Utilization Rate is calculated using the outstanding HELOC balance divided by the associated total line of credit.

N/A Not applicable.

The Company monitors the credit quality of personal loans secured by securities by reviewing the fair value of collateral to ensure adequate collateralization of at least 100% of the principal amount of the loans. All of these personal loans were fully collateralized by securities with fair values in excess of borrowings at December 31, 2012 and 2011.

Equipment, Office Facilities, and Property	12 Months Ended
Dec. 31, 2012
Equipment, Office Facilities, and Property
8.	Equipment, Office Facilities, and Property

Equipment, office facilities, and property are detailed below:

December 31,	2012	2011

Software	$1,067	$ 993
Buildings	456	446
Information technology equipment	398	430
Leasehold improvements	287	307
Furniture and equipment	133	131
Telecommunications equipment	95	104
Land	59	59
Construction in progress	7	17

Total equipment, office facilities, and property	2,502	2,487
Accumulated depreciation and amortization	(1,827)	(1,802)

Total equipment, office facilities, and property – net	$675	$ 685

Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2012
Intangible Assets and Goodwill
9.	Intangible Assets and Goodwill

The gross carrying value of intangible assets and accumulated amortization was:

	December 31, 2012			December 31, 2011

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value

Customer relationships	$ 279	$ 51	$ 228	$ 245	$ 17	$ 228
Technology	89	16	73	88	6	82
Trade name	17	2	15	15	1	14
Other	5	2	3	2	-	2

Total intangible assets	$ 390	$ 71	$ 319	$ 350	$ 24	$ 326

Amortization expense for intangible assets was $47 million and $20 million in 2012 and 2011, respectively.

Estimated future annual amortization expense for intangible assets as of December 31, 2012, is as follows:

2013	$49
2014	$43
2015	$40
2016	$38
2017	$35
Thereafter	$114

The changes in the carrying amount of goodwill, as allocated to the Company’s reportable segments for purposes of testing goodwill for impairment going forward, are presented in the following table:

	Investor Services	Advisor Services	Total

Balance at December 31, 2011	$1,083	$78	$1,161
Goodwill acquired and other changes during the period	45	22	67

Balance at December 31, 2012	$1,128	$100	$1,228

In testing for potential impairment of goodwill on April 1, 2012, the Company used a discounted cash flow model instead of the qualitative assessment methodology allowed by applicable accounting standards. As a result of this test, the fair values of the Company’s reporting units, as indicated by a discounted cash flow model, substantially exceeded their fair values and therefore management concluded that no amount of goodwill was impaired in 2012. The Company did not recognize any goodwill impairment in 2011 or 2010.

Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets
10.	Other Assets

The components of other assets are as follows:

December 31,	2012	2011

Accounts receivable (1)	$417	$330
Interest and dividends receivable	150	142
Prepaid expenses	114	153
Other investments	59	57
Deferred tax asset – net	-	27
Other	73	109

Total other assets	$813	$818

(1)	Accounts receivable includes accrued service fee income and a receivable from the Company’s loan servicer.

Deposits from Banking Clients	12 Months Ended
Dec. 31, 2012
Deposits from Banking Clients
11.	Deposits from Banking Clients

Deposits from banking clients consist of interest-bearing and non-interest-bearing deposits as follows:

December 31,	2012	2011

Interest-bearing deposits:
Deposits swept from brokerage accounts	$58,229	$40,617
Checking	11,632	10,765
Savings and other	9,089	8,997

Total interest-bearing deposits	78,950	60,379

Non-interest-bearing deposits	427	475

Total deposits from banking clients	$79,377	$60,854

Payables to Brokers, Dealers, and Clearing Organizations	12 Months Ended
Dec. 31, 2012
Payables to Brokers, Dealers, and Clearing Organizations
12.	Payables to Brokers, Dealers, and Clearing Organizations

Payables to brokers, dealers, and clearing organizations include securities loaned of $882 million and $852 million at December 31, 2012 and 2011, respectively. The cash collateral received from counterparties under securities lending transactions was equal to or greater than the market value of the securities loaned at December 31, 2012 and 2011.

Payables to Brokerage Clients	12 Months Ended
Dec. 31, 2012
Payables to Brokerage Clients
13.	Payables to Brokerage Clients

The principal source of funding for Schwab’s margin lending is cash balances in brokerage client accounts, which are included in payables to brokerage clients. Cash balances in interest-bearing brokerage client accounts were $32.6 billion and $30.6 billion at December 31, 2012 and 2011, respectively. The average rate paid on cash balances in interest-bearing brokerage client accounts was 0.01% in 2012 and 2011.

Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings
14.	Borrowings

Long-term debt including unamortized debt discounts and premiums, where applicable, consists of the following:

December 31,	2012	2011

Senior Notes	$ 1,288	$ 1,450
Senior Medium-Term Notes, Series A	249	249
Finance lease obligation	95	100
Junior Subordinated Notes	-	202

Total long-term debt	$ 1,632	$ 2,001

CSC has a universal automatic shelf registration statement (Shelf Registration Statement) on file with the Securities and Exchange Commission (the SEC), which enables CSC to issue debt, equity and other securities.

The Senior Notes outstanding at December 31, 2012, have maturities ranging from 2015 to 2022 and fixed interest rates ranging from 0.850% to 4.45% with interest payable semi-annually.

In August 2012, CSC completed an exchange offer with certain eligible holders of its 4.950% Senior Notes due 2014 (Old Senior Notes), whereby Old Senior Notes in an aggregate principal amount of $256 million were exchanged for the same aggregate principal amount of 3.225% Senior Notes due 2022 (New Senior Notes) and cash consideration of $19 million. Pursuant to an exchange and registration rights agreement (Registration Rights Agreement), CSC filed an exchange registration with the SEC and launched an exchange offer on December 11, 2012, to allow the holders of the New Senior Notes to exchange such New Senior Notes for an equal principal amount of notes with substantially identical terms, except that they are generally freely transferable under the Securities Act of 1933. The exchange offer was completed on January 23, 2013 and substantially all of the New Senior Notes were exchanged. These notes have a fixed interest rate of 3.225% with interest payable semiannually.

On December 6, 2012, CSC issued $350 million of additional Senior Notes that mature in 2015 under the Shelf Registration Statement, which have a fixed interest rate of 0.850% with interest payable semi-annually.

On December 21, 2012, CSC redeemed all of its remaining outstanding Old Senior Notes of $494 million. In connection with the redemption, CSC paid the holders of the Old Senior Notes a make-whole premium of $31 million in addition to the $494 million principal payment. The make-whole premium was recorded in other revenue – net.

The Senior Medium-Term Notes, Series A (Medium-Term Notes) outstanding at December 31, 2012, mature in 2017 and have a fixed interest rate of 6.375% with interest payable semi-annually.

CSC and Schwab Capital Trust I, a statutory trust formed under the laws of the State of Delaware (Trust), previously closed a public offering of $300 million of the Trust’s fixed to floating-rate trust preferred securities. The proceeds from the sale of the trust preferred securities were invested by the Trust in fixed to floating rate Junior Subordinated Notes issued by CSC, of which $202 million remained outstanding at August 30, 2012. On August 31, 2012, CSC redeemed all of the outstanding fixed-to-floating rate trust preferred securities issued by the Trust for $207 million. The trust preferred securities were redeemed, along with the common securities issued by the Trust and held by CSC, as a result of the concurrent redemption in whole by CSC of the Junior Subordinated Notes held by the Trust which underlay the trust preferred securities. The redemption price represented 100% of the liquidation amount of each trust preferred security, plus accumulated and unpaid distributions up to and including the redemption date.

Schwab has a finance lease obligation related to an office building and land under a 20-year lease. The remaining finance lease obligation of $95 million at December 31, 2012, is being reduced by a portion of the lease payments over the remaining lease term of 12 years.

Annual maturities on long-term debt outstanding at December 31, 2012, are as follows:

2013	$6
2014	6
2015	357
2016	7
2017	258
Thereafter	1,017

Total maturities	1,651
Unamortized discount, net	(19)

Total long-term debt	$1,632

CSC has authorization from its Board of Directors to issue unsecured commercial paper notes (Commercial Paper Notes) not to exceed $1.5 billion. Management has set a current limit for the commercial paper program of $800 million. The maturities of the Commercial Paper Notes may vary, but are not to exceed 270 days from the date of issue. The commercial paper is not redeemable prior to maturity and cannot be voluntarily prepaid. The proceeds of the commercial paper program are to be used for general corporate purposes. At December 31, 2012, the amount of Commercial Paper Notes outstanding was $300 million, which is included in accrued expenses and other liabilities. The amount outstanding was repaid on January 2, 2013. There were no borrowings of Commercial Paper Notes outstanding at December 31, 2011.

CSC maintains an $800 million committed, unsecured credit facility with a group of 11 banks, which is scheduled to expire in June 2013. This facility replaced a similar facility that expired in June 2012. The funds under this facility are available for general corporate purposes. The financial covenants under this facility require Schwab to maintain a minimum net capital ratio, as defined, Schwab Bank to be well capitalized, as defined, and CSC to maintain a minimum level of stockholders’ equity. At December 31, 2012, the minimum level of stockholders’ equity required under this facility was $5.8 billion (CSC’s stockholders’ equity at December 31, 2012, was $9.6 billion). There were no borrowings outstanding under this facility at December 31, 2012 or 2011.

To manage short-term liquidity, Schwab maintains uncommitted, unsecured bank credit lines with a group of six banks totaling $842 million at December 31, 2012. CSC has direct access to $642 million of these credit lines. There were no borrowings outstanding under these lines at December 31, 2012 or 2011.

To partially satisfy the margin requirement of client option transactions with the Options Clearing Corporation, Schwab has unsecured standby LOCs with five banks in favor of the Options Clearing Corporation aggregating $325 million at December 31, 2012. In connection with its securities lending activities, Schwab is required to provide collateral to certain brokerage clients. Schwab satisfies the collateral requirements by arranging LOCs, in favor of these brokerage clients, which are issued by multiple banks. At December 31, 2012, the aggregate face amount of these LOCs totaled $74 million. There were no funds drawn under any of these LOCs at December 31, 2012 or 2011.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
15.	Commitments and Contingencies

Operating leases and other commitments: The Company has non-cancelable operating leases for office space and equipment. Future annual minimum rental commitments under these leases, net of contractual subleases, at December 31, 2012, are as follows:

	Operating Leases	Subleases	Net

2013	$ 112	$ 31	$ 81
2014	97	28	69
2015	85	28	57
2016	74	28	46
2017	62	22	40
Thereafter	108	11	97

Total	$ 538	$ 148	$ 390

Certain leases contain provisions for renewal options, purchase options, and rent escalations based on increases in certain costs incurred by the lessor. Rent expense was $203 million, $187 million, and $168 million in 2012, 2011, and 2010, respectively.

Purchase obligations: The Company has purchase obligations for services such as advertising and marketing, telecommunications, professional services, and hardware- and software-related agreements. At December 31, 2012, the Company has purchase obligations as follows:

2013	$159
2014	104
2015	35
2016	7
2017	-
Thereafter	1

Total	$306

Guarantees and indemnifications: In the normal course of business, the Company provides certain indemnifications (i.e., protection against damage or loss) to counterparties in connection with the disposition of certain of its assets. Such indemnifications are generally standard contractual terms with various expiration dates and typically relate to title to the assets transferred, ownership of intellectual property rights (e.g., patents), accuracy of financial statements, compliance with laws and regulations, failure to pay, satisfy or discharge any liability, or to defend claims, as well as errors, omissions, and misrepresentations. The maximum potential future liability under these indemnifications cannot be estimated. The Company has not recorded a liability for these indemnifications and believes that the occurrence of events that would trigger payments under these agreements is remote.

The Company has clients that sell (i.e., write) listed option contracts that are cleared by various clearing houses. The clearing houses establish margin requirements on these transactions. The Company partially satisfies the margin requirements by arranging unsecured standby LOCs, in favor of the clearing houses, which are issued by multiple banks. At December 31, 2012, the aggregate face amount of these LOCs totaled $325 million. In connection with its securities lending activities, Schwab is required to provide collateral to certain brokerage clients. Schwab satisfies the collateral requirements by arranging LOCs in favor of these brokerage clients, which are issued by multiple banks. At December 31, 2012, the aggregate face amount of these LOCs totaled $74 million. There were no funds drawn under any of these LOCs at December 31, 2012.

The Company also provides guarantees to securities clearing houses and exchanges under standard membership agreements, which require members to guarantee the performance of other members. Under the agreements, if another member becomes unable to satisfy its obligations to the clearing houses and exchanges, other members would be required to meet shortfalls. The Company’s liability under these arrangements is not quantifiable and may exceed the cash and securities it has posted as collateral. However, the potential requirement for the Company to make payments under these arrangements is remote. Accordingly, no liability has been recognized for these guarantees.

Legal contingencies: The Company is subject to claims and lawsuits in the ordinary course of business, including arbitrations, class actions and other litigation, some of which include claims for substantial or unspecified damages. The Company is also the subject of inquiries, investigations, and proceedings by regulatory and other governmental agencies.

The Company believes it has strong defenses in all significant matters currently pending and is contesting liability and any damages claimed. Nevertheless, some of these matters may result in adverse judgments or awards, including penalties, injunctions or other relief, and the Company may also determine to settle a matter because of the uncertainty and risks of litigation. Described below are certain matters in which there is a reasonable possibility that a material loss could be incurred or where the matter may otherwise be of significant interest to stockholders. With respect to all other pending matters, based on current information and consultation with counsel, it does not appear that the outcome of any such matter could be material to the financial condition, operating results or cash flows of the Company. However, predicting the outcome of a litigation or regulatory matter is inherently difficult, requiring significant judgment and evaluation of various factors, including the procedural status of the matter and any recent developments; prior experience and the experience of others in similar cases; available defenses, including potential opportunities to dispose of a case on the merits or procedural grounds before trial (e.g., motions to dismiss or for summary judgment); the progress of fact discovery; the opinions of counsel and experts regarding potential damages; potential opportunities for settlement and the status of any settlement discussions; and potential insurance coverage and indemnification. Often, as in the case of the Auction Rate Securities Regulatory Inquiries and Total Bond Market Fund Litigation matters described below, it is not possible to reasonably estimate potential liability, if any, or a range of potential liability until the matter is closer to resolution – pending, for example, further proceedings, the outcome of key motions or appeals, or discussions among the parties. Numerous issues may have to be developed, such as discovery of important factual matters and determination of threshold legal issues, which may include novel or unsettled questions of law. Reserves are established or adjusted or further disclosure and estimates of potential loss are provided as the matter progresses and more information becomes available.

Auction Rate Securities Regulatory Inquiries: Schwab has been responding to industry wide inquiries from federal and state regulators regarding sales of auction rate securities to clients who were unable to sell their holdings when the normal auction process for those securities froze unexpectedly in February 2008. On August 17, 2009, a civil complaint was filed against Schwab in New York state court by the Attorney General of the State of New York (NYAG) alleging material misrepresentations and omissions by Schwab regarding the risks of auction rate securities, and seeking restitution, disgorgement, penalties and other relief, including repurchase of securities held in client accounts. As reflected in a statement issued August 17, 2009, Schwab has responded that the allegations are without merit, and has been contesting all charges. By order dated October 24, 2011, the court granted Schwab’s motion to dismiss the complaint with prejudice. The NYAG has appealed to the Appellate Division, where the case is currently pending.

Total Bond Market Fund Litigation: On August 28, 2008, a class action lawsuit was filed in the U.S. District Court for the Northern District of California on behalf of investors in the Schwab Total Bond Market Fund™ (Northstar lawsuit). The lawsuit, which alleges violations of state law and federal securities law in connection with the fund’s investment policy, names Schwab Investments (registrant and issuer of the fund’s shares) and CSIM as defendants. Allegations include that the fund improperly deviated from its stated investment objectives by investing in collateralized mortgage obligations (CMOs) and investing more than 25% of fund assets in CMOs and mortgage-backed securities without obtaining a shareholder vote. Plaintiffs seek unspecified compensatory and rescission damages, unspecified equitable and injunctive relief, costs and attorneys’ fees. Plaintiffs’ federal securities law claim and certain of plaintiffs’ state law claims were dismissed in proceedings before the court and following a successful petition by defendants to the Ninth Circuit Court of Appeals. On August 8, 2011, the court dismissed plaintiffs’ remaining claims with prejudice. Plaintiffs have again appealed to the Ninth Circuit, where the case is currently pending.

optionsXpress Regulatory Matters: optionsXpress entities and individual employees have been responding to certain pending regulatory matters which predate the Company’s acquisition of optionsXpress. On April 16, 2012, optionsXpress, Inc. was charged by the SEC in an administrative proceeding alleging violations of the firm’s close-out obligations under SEC Regulation SHO (short sale delivery rules) in connection with certain customer trading activity. Trial in the administrative proceeding commenced September 5, 2012. The Company disputes the allegations and is contesting the charges. Separately, on April 19, 2012, the SEC instituted an administrative proceeding alleging violations of the broker-dealer registration requirements by an unregistered optionsXpress entity. On September 5, 2012, the administrative law judge hearing the case ruled on summary disposition that applicable registration requirements were violated. Certain other issues, including relief, remain to be determined at trial. The Company continues to dispute the allegations and is contesting the charges. The Company recorded a contingent liability associated with the two separate matters, which was not material at December 31, 2012.

Financial Instruments Subject to Off-Balance Sheet Risk, Credit Risk, or Market Risk	12 Months Ended
Dec. 31, 2012
Financial Instruments Subject to Off-Balance Sheet Risk, Credit Risk, or Market Risk
16.	Financial Instruments Subject to Off-Balance Sheet Risk, Credit Risk, or Market Risk

Securities lending: The Company loans client securities temporarily to other brokers in connection with its securities lending activities and receives cash as collateral for the securities loaned. Increases in security prices may cause the fair value of the securities loaned to exceed the amount of cash received as collateral. In the event the counterparty to these transactions does not return the loaned securities or provide additional cash collateral, the Company may be exposed to the risk of acquiring the securities at prevailing market prices in order to satisfy its client obligations. The Company mitigates this risk by requiring credit approvals for counterparties, monitoring the fair value of securities loaned, and requiring additional cash as collateral when necessary. The fair value of client securities pledged in securities lending transactions to other broker-dealers was $852 million and $783 million at December 31, 2012 and 2011, respectively. Additionally, the Company borrows securities from other broker-dealers to fulfill short sales by clients. The fair value of these borrowed securities was $121 million and $44 million at December 31, 2012 and 2011, respectively.

Client trade settlement: The Company is obligated to settle transactions with brokers and other financial institutions even if the Company’s clients fail to meet their obligations to the Company. Clients are required to complete their transactions on settlement date, generally three business days after the trade date. If clients do not fulfill their contractual obligations, the Company may incur losses. The Company has established procedures to reduce this risk by requiring deposits from clients in excess of amounts prescribed by regulatory requirements for certain types of trades, and therefore the potential to make payments under these client transactions is remote. Accordingly, no liability has been recognized for these transactions.

Margin lending: The Company provides margin loans to its clients which are collateralized by securities in their brokerage accounts and may be liable for the margin requirement of its client margin securities transactions. As clients write options or sell securities short, the Company may incur losses if the clients do not fulfill their obligations and the collateral in client accounts is insufficient to fully cover losses which clients may incur from these strategies. To mitigate this risk, the Company monitors required margin levels and requires clients to deposit additional collateral, or reduce positions to meet minimum collateral requirements.

Clients with margin loans have agreed to allow the Company to pledge collateralized securities in their brokerage accounts in accordance with federal regulations. Under such regulations, the Company was allowed to pledge securities with a fair value of $17.1 billion and $14.7 billion at December 31, 2012 and 2011, respectively. The fair value of client securities pledged to fulfill the short sales of its clients was $1.2 billion at both December 31, 2012 and 2011. The fair value of client securities pledged to fulfill the Company’s proprietary short sales, which resulted from facilitating clients’ dividend reinvestment elections, was $109 million and $101 million at December 31, 2012 and 2011, respectively. The Company has also pledged a portion of its securities owned in order to fulfill the short sales of clients and in connection with securities lending transactions to other broker-dealers. The Company may also pledge client securities to fulfill client margin requirements for open option contracts established with the OCC. The fair value of these pledged securities to the OCC was $1.9 billion and $1.3 billion at December 31, 2012 and 2011, respectively.

Resale and repurchase agreements: Schwab enters into collateralized resale agreements principally with other broker-dealers, which could result in losses in the event the counterparty fails to purchase the securities held as collateral for the cash advanced and the fair value of the securities declines. To mitigate this risk, Schwab requires that the counterparty deliver securities to a custodian, to be held as collateral, with a fair value in excess of the resale price. Schwab also sets standards for the credit quality of the counterparty, monitors the fair value of the underlying securities as compared to the related receivable, including accrued interest, and requires additional collateral where deemed appropriate. At December 31, 2012 and 2011, the fair value of collateral received in connection with resale agreements that are available to be repledged or sold was $19.7 billion and $18.3 billion, respectively. Schwab utilizes the collateral provided under repurchase agreements to meet obligations under broker-dealer client protection rules, which place limitations on its ability to access such segregated securities. For Schwab to repledge or sell this collateral, it would be required to deposit cash and/or securities of an equal amount into its segregated reserve bank accounts in order to meet its segregated cash and investment requirement.

Concentration risk: The Company has exposure to concentration risk when holding large positions of financial instruments collateralized by assets with similar economic characteristics or in securities of a single issuer or industry. For discussion on the Company’s exposure to concentration risk relating to residential mortgage-backed securities, see note “6 – Securities Available for Sale and Securities Held to Maturity.”

The Company’s investments in corporate debt securities and commercial paper totaled $8.0 billion and $5.6 billion at December 31, 2012 and 2011, respectively, with the majority issued by institutions in the financial services industry. These securities are included in securities available for sale, securities held to maturity, cash and investments segregated and on deposit for regulatory purposes, cash and cash equivalents, and other securities owned. At December 31, 2011, the Company held $867 million of corporate debt securities issued by financial institutions and guaranteed under the FDIC Temporary Liquidity Guarantee Program. At December 31, 2012, the Company did not hold any of these securities.

The Company’s loans to banking clients include $6.0 billion and $5.6 billion of adjustable rate first lien residential real estate mortgage loans at December 31, 2012 and 2011, respectively. The Company’s adjustable rate mortgages have initial fixed interest rates for three to ten years and interest rates that adjust annually thereafter. At December 31, 2012, approximately 50% of these mortgages consisted of loans with interest-only payment terms. At December 31, 2012, the interest rates on approximately 65% of these interest-only loans are not scheduled to reset for three or more years. The Company’s mortgage loans do not include interest terms described as temporary introductory rates below current market rates. At December 31, 2012, 45% of the residential real estate mortgages and 50% of the HELOC balances were secured by properties which are located in California. At December 31, 2011, 44% of the residential real estate mortgages and 50% of the HELOC balances were secured by properties which are located in California.

The Company also has exposure to concentration risk from its margin and securities lending activities collateralized by securities of a single issuer or industry. This concentration risk is mitigated by collateral arrangements that require the fair value of such collateral exceeds the amounts loaned.

The Company has indirect exposure to U.S. Government and agency securities held as collateral to secure its resale agreements. The Company’s primary credit exposure on these resale transactions is with its counterparty. The Company would have exposure to the U.S. Government and agency securities only in the event of the counterparty’s default on the resale agreements. The fair value of U.S. Government and agency securities held as collateral for resale agreements totaled $19.7 billion and $18.3 billion at December 31, 2012 and 2011, respectively.

Commitments to extend credit: Schwab Bank enters into commitments to extend credit to banking clients. Schwab Bank also has commitments to purchase certain First Mortgage loans and HELOCs under the Program with Quicken Loans, which began in 2012. The credit risk associated with these commitments varies depending on the creditworthiness of the client and the value of any collateral expected to be held. Collateral requirements vary by type of loan. At December 31, 2012, the Company had commitments to purchase First Mortgage loans of $867 million. Schwab Bank also has commitments to extend credit related to its clients’ unused HELOCs, personal loans secured by securities, and other lines of credit, which totaled $5.4 billion and $5.2 billion at December 31, 2012 and 2011, respectively.

Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Fair Values of Assets and Liabilities
17.	Fair Values of Assets and Liabilities

For a description of the fair value hierarchy and the Company’s fair value methodologies, including the use of independent third-party pricing services, see note “2 – Summary of Significant Accounting Policies.” The Company did not transfer any assets or liabilities between Level 1 and Level 2 during 2012 or 2011. In addition, the Company did not adjust prices received from the primary independent third-party pricing service at December 31, 2012 or 2011.

Financial Instruments Recorded at Fair Value

The following tables present the fair value hierarchy for assets measured at fair value. Liabilities recorded at fair value were not material, and therefore are not included in the following tables:

December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at Fair Value

Cash equivalents:
Money market funds	$413	$-	$-	$413
Commercial paper	-	1,076	-	1,076

Total cash equivalents	413	1,076	-	1,489
Investments segregated and on deposit for regulatory purposes:
Certificates of deposit	-	2,976	-	2,976
U.S. Government securities	-	1,767	-	1,767

Total investments segregated and on deposit for regulatory purposes	-	4,743	-	4,743
Other securities owned:
Schwab Funds® money market funds	329	-	-	329
Equity and bond mutual funds	217	-	-	217
State and municipal debt obligations	-	48	-	48
Equity, U.S. Government and corporate debt, and other securities	2	40	-	42

Total other securities owned	548	88	-	636
Securities available for sale:
U.S. agency mortgage-backed securities	-	20,476	-	20,476
Asset-backed securities	-	8,164	-	8,164
Corporate debt securities	-	6,256	-	6,256
Certificates of deposit	-	6,161	-	6,161
U.S. agency notes	-	3,464	-	3,464
Non-agency residential mortgage-backed securities	-	733	-	733
Commercial paper	-	574	-	574
Other securities	-	295	-	295

Total securities available for sale	-	46,123	-	46,123

Total	$961	$52,030	$-	$52,991

December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at Fair Value

Cash equivalents:
Money market funds	$ 8	$ -	$ -	$ 8
Commercial paper	-	814	-	814

Total cash equivalents	8	814	-	822
Investments segregated and on deposit for regulatory purposes:
Certificates of deposit	-	2,374	-	2,374
Corporate debt securities	-	767	-	767
U.S. Government securities	-	650	-	650

Total investments segregated and on deposit for regulatory purposes	-	3,791	-	3,791
Other securities owned:
Schwab Funds® money market funds	332	-	-	332
Equity and bond mutual funds	183	-	-	183
State and municipal debt obligations	-	46	-	46
Equity, U.S. Government and corporate debt, and other securities	12	20	-	32

Total other securities owned	527	66	-	593
Securities available for sale:
U.S. agency mortgage-backed securities	-	20,921	-	20,921
Asset-backed securities	-	2,635	-	2,635
Corporate debt securities	-	3,571	-	3,571
Certificates of deposit	-	3,622	-	3,622
U.S. agency notes	-	1,800	-	1,800
Non-agency residential mortgage-backed securities	-	907	-	907
Commercial paper	-	225	-	225
Other securities	-	284	-	284

Total securities available for sale	-	33,965	-	33,965

Total	$ 535	$ 38,636	$ -	$ 39,171

Financial Instruments Not Recorded at Fair Value

Descriptions of the valuation methodologies and assumptions used to estimate the fair value of financial instruments not recorded at fair value are also described in note “2 – Summary of Significant Accounting Policies.” There were no significant changes in these methodologies or assumptions during 2012. The following table presents the fair value hierarchy for financial instruments not recorded at fair value at December 31, 2012:

		Quoted Prices
		in Active Markets	Significant	Significant
		for Identical	Other Observable	Unobservable
	Carrying	Assets	Inputs	Inputs	Balance at
	Amount	(Level 1)	(Level 2)	(Level 3)	Fair Value

Assets:
Cash and cash equivalents	$11,174	$-	$11,174	$-	$11,174
Cash and investments segregated and on deposit for regulatory purposes	23,723	-	23,723	-	23,723
Receivables from brokers, dealers, and clearing organizations	333	-	333	-	333
Receivables from brokerage clients – net	13,453	-	13,453	-	13,453
Securities held to maturity:
U.S. agency mortgage-backed securities	17,750	-	18,289	-	18,289
Other securities	444	-	443	-	443

Total securities held to maturity	18,194	-	18,732	-	18,732
Loans to banking clients – net:
Residential real estate mortgages	6,471	-	6,687	-	6,687
Home equity lines of credit	3,267	-	3,295	-	3,295
Personal loans secured by securities	963	-	963	-	963
Other	25	-	24	-	24

Total loans to banking clients – net	10,726	-	10,969	-	10,969
Other assets	64	-	64	-	64

Total	$77,667	$-	$78,448	$-	$78,448

Liabilities:
Deposits from banking clients	$79,377	$-	$79,377	$-	$79,377
Payables to brokers, dealers, and clearing organizations	1,068	-	1,068	-	1,068
Payables to brokerage clients	40,330	-	40,330	-	40,330
Accrued expenses and other liabilities	353	-	353	-	353
Long-term debt	1,632	-	1,782	-	1,782

Total	$122,760	$-	$122,910	$-	$122,910

The table below presents the Company’s fair value estimates for financial instruments not recorded at fair value at December 31, 2011. The table excludes short-term financial assets and liabilities, for which carrying amounts approximate fair value, and financial instruments recorded at fair value.

	Carrying	Fair
	Amount	Value

Financial Assets:
Securities held to maturity	$15,108	$15,539
Loans to banking clients – net	$9,812	$9,671
Loans held for sale	$70	$73

Financial Liabilities:
Long-term debt	$2,001	$2,159

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity
18.	Stockholders’ Equity

Preferred Stock

The Company was authorized to issue 9,940,000 shares of preferred stock, $0.01 par value, at December 31, 2012 and 2011. There were no shares of preferred stock issued and outstanding at December 31, 2011. The Company’s preferred stock issued and outstanding as of December 31, 2012, are as follows:

	Shares
	Issued and	Liquidation
	Outstanding	Preference	Liquidation	Carrying
	(In thousands)	Per Share	Preference	Value

Series A	400	$1,000	$400	$394
Series B	485	$1,000	485	471

Total Preferred Stock	885		$885	$865

In January 2012, the Company issued and sold 400,000 shares of fixed-to-floating rate non-cumulative perpetual preferred stock, Series A (Series A Preferred Stock). Net proceeds received from the sale were $394 million. The Series A Preferred Stock has no stated maturity and has a fixed dividend rate of 7.000% until February 2022 and a floating rate equal to three-month LIBOR plus 4.820% thereafter. During the fixed rate period, dividends, if declared, will be payable semi-annually in arrears. During the floating rate period, dividends, if declared, will be payable quarterly in arrears. Dividends are not cumulative. Under the terms of the Series A Preferred Stock, the Company’s ability to pay dividends on, make distributions with respect to, or to repurchase, redeem or acquire its common stock or any preferred stock ranking on parity with or junior to the Series A Preferred Stock, is subject to restrictions in the event that the Company does not declare and either pay or set aside a sum sufficient for payment of dividends on the Series A Preferred Stock for the immediately preceding dividend period. The Series A Preferred Stock is redeemable at the Company’s option, in whole or in part, on any dividend payment date on or after February 1, 2022 or, in whole but not in part, within 90 days following a regulatory capital treatment event as defined in its Certificate of Designations.

In June 2012, the Company issued and sold 19,400,000 depositary shares, each representing a 1/40th ownership interest in a share of 6.00% non-cumulative perpetual preferred stock, Series B, equivalent to $25 per depositary share (Series B Preferred Stock). Net proceeds received from the sale were $469 million. The Series B Preferred Stock has no stated maturity and has a fixed dividend rate of 6.00%. Dividends, if declared, will be payable quarterly in arrears. Dividends are not cumulative. Under the terms of the Series B Preferred Stock, the Company’s ability to pay dividends on, make distributions with respect to, or to repurchase, redeem or acquire its common stock or any preferred stock ranking on parity with or junior to the Series B Preferred Stock, is subject to restrictions in the event that the Company does not declare and either pay or set aside a sum sufficient for payment of dividends on the Series B Preferred Stock for the immediately preceding dividend period. The Series B Preferred Stock is redeemable at the Company’s option, in whole or in part, on any dividend payment date on or after September 1, 2017 or, in whole but not in part, within 90 days following a regulatory capital treatment event as defined in its Certificate of Designations.

Common Stock

On January 26, 2010, the Company sold 29,670,300 shares of its common stock, $.01 par value, at a public offering price of $19.00 per share. Net proceeds received from the offering were $543 million and were used to support the Company’s balance sheet growth, including expansion of its deposit base and migration of certain client balances from money market funds into deposit accounts at Schwab Bank.

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)
19.	Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) represents cumulative gains and losses that are not reflected in earnings. The components of other comprehensive income (loss) are as follows:

Year Ended December 31,	2012			2011			2010

	Before	Tax	Net of	Before	Tax	Net of	Before	Tax	Net of
	tax	effect	tax	tax	effect	tax	tax	effect	tax

Change in net unrealized gain on
Securities available for sale:
Net unrealized gain	$470	$(177)	$293	$(43)	$16	$(27)	$300	$(115)	$185
Reclassification of impairment charges included in earnings	32	(12)	20	31	(12)	19	36	(14)	22
Other reclassifications included in earnings	(38)	14	(24)	1	-	1	1	-	1

Change in net unrealized gain on securities available for sale	464	(175)	289	(11)	4	(7)	337	(129)	208

Other	1	-	1	(1)	-	(1)	(1)	-	(1)

Other comprehensive (loss) income	$465	$(175)	$290	$(12)	$4	$(8)	$336	$(129)	$207

Accumulated other comprehensive income (loss) balances are as follows:

			Total
	Net unrealized gain		accumulated other
	on securities available for sale	Other	comprehensive income

Balance at December 31, 2009	$(191)	$-	$(191)
Other net changes	208	(1)	207

Balance at December 31, 2010	$17	$(1)	$16
Other net changes	(7)	(1)	(8)

Balance at December 31, 2011	$10	$(2)	$8
Other net changes	289	1	290

Balance at December 31, 2012	$299	$(1)	$298

Employee Incentive, Retirement, and Deferred Compensation Plans	12 Months Ended
Dec. 31, 2012
Employee Incentive, Retirement, and Deferred Compensation Plans
20.	Employee Incentive, Retirement, and Deferred Compensation Plans

The Company’s stock incentive plans provide for granting options, restricted stock units, and restricted stock awards to employees, officers, and directors. In addition, the Company offers retirement and employee stock purchase plans to eligible employees and sponsors deferred compensation plans for eligible officers and non-employee directors.

A summary of the Company’s stock-based compensation and related income tax benefit is as follows:

Year Ended December 31,	2012	2011	2010

Stock option expense	$57	$61	$53
Restricted stock unit expense	40	23	10
Restricted stock award expense	5	12	21
Employee stock purchase plan expense	3	3	3

Total stock-based compensation expense	$105	$99	$87

Income tax benefit on stock-based compensation	$(39)	$(37)	$(33)

The Company issues shares for stock options and restricted stock awards from treasury stock. At December 31, 2012, the Company was authorized to grant up to 45 million common shares under its existing stock incentive plans. Additionally, at December 31, 2012, the Company had 43 million shares reserved for future issuance under its employee stock purchase plan.

As of December 31, 2012, there was $191 million of total unrecognized compensation cost, net of forfeitures, related to outstanding stock options, restricted stock awards, and restricted stock units, which is expected to be recognized through 2016 with a remaining weighted-average service period of 2.8 years.

Stock Option Plan

Options are granted for the purchase of shares of common stock at an exercise price not less than market value on the date of grant, and expire within seven or ten years from the date of grant. Options generally vest annually over a three- to five-year period from the date of grant. Certain options were granted at an exercise price above the market value of common stock on the date of grant (i.e., premium-priced options).

The Company’s stock option activity is summarized below:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
	Number	Exercise Price	Contractual	Intrinsic
	of Options	per Share	Life (in years)	Value

Outstanding at December 31, 2011	58	$ 16.20
Granted	11	$ 13.51
Exercised	(4)	$ 10.81
Forfeited	(2)	$ 13.99
Expired	(6)	$ 16.80

Outstanding at December 31, 2012	57	$ 16.04	6.70	$ 39

Vested and expected to vest at December 31, 2012	54	$ 16.16	6.59	$ 36

Vested and exercisable at December 31, 2012	31	$ 17.73	5.11	$ 13

The aggregate intrinsic value in the table above represents the difference between CSC’s closing stock price and the exercise price of each in-the-money option on the last trading day of the period presented.

Information on stock options granted and exercised is presented below:

Year Ended December 31,	2012	2011	2010

Weighted-average fair value of options granted per share	$4.07	$4.16	$5.36
Cash received from options exercised	$35	$96	$35
Tax benefit realized on options exercised	$1	$7	$5
Aggregate intrinsic value of options exercised	$9	$38	$17

Management uses a binomial option pricing model to estimate the fair value of options granted. The binomial model takes into account the contractual term of the stock option, expected volatility, dividend yield, and risk-free interest rate. Expected volatility is based on the implied volatility of publicly-traded options on CSC’s stock. Dividend yield is based on the average historical CSC dividend yield. The risk-free interest rate is based on the yield of a U.S. Treasury zero-coupon issue with a remaining term similar to the contractual term of the option. Management uses historical option exercise data, which includes employee termination data to estimate the probability of future option exercises. Management uses the Black-Scholes model to solve for the expected life of options valued with the binomial model presented below. The assumptions used to value the Company’s options granted during the years presented and their expected lives were as follows:

Year Ended December 31,	2012	2011	2010

Weighted-average expected dividend yield	.99%	.85%	.71%
Weighted-average expected volatility	31%	36%	35%
Weighted-average risk-free interest rate	1.8%	2.1%	2.8%
Expected life (in years)	3.0 – 6.7	0.0 – 6.3	3.0 – 5.9

Restricted Stock Units

Restricted stock units are awards that entitle the holder to receive shares of CSC’s common stock following a vesting period. Restricted stock units are restricted from transfer or sale and generally vest annually over a three- to five-year period, while some vest based upon the Company achieving certain financial or other measures. The fair value of restricted stock units is based on the market price of the Company’s stock on the date of grant. The grant date fair value is amortized to compensation expense on a straight-line basis over the requisite service period. The fair value of the restricted stock units that vested during each of the years 2012, 2011, and 2010 was $30 million, $13 million, and $6 million, respectively.

The Company’s restricted stock units activity is summarized below:

		Weighted-
		Average Grant
	Number	Date Fair Value
	of Units	per Unit

Outstanding at December 31, 2011	8	$ 13.23
Granted	6	$ 13.60
Vested	(2)	$ 13.55
Forfeited	(1)	$ 13.29

Outstanding at December 31, 2012	11	$ 13.34

Retirement Plan

Upon completing three months of consecutive service, employees of the Company can participate in the Company’s qualified retirement plan, the SchwabPlan® Retirement Savings and Investment Plan. The Company may match certain employee contributions or make additional contributions to this plan at its discretion. The Company’s total contribution expense was $59 million, $53 million, and $50 million in 2012, 2011, and 2010, respectively.

Deferred Compensation Plans

The Company’s deferred compensation plan for officers permits participants to defer the receipt of certain cash compensation. The deferred compensation liability was $127 million and $128 million at December 31, 2012 and 2011, respectively. The Company’s deferred compensation plan for non-employee directors permits participants to defer receipt of all or a portion of their director fees and to receive either a grant of stock options, or upon ceasing to serve as a director, the number of shares of CSC’s common stock that would have resulted from investing the deferred fee amount into CSC’s common stock.

Class Action Litigation and Regulatory Reserve and Money Market Mutual Fund Charges	12 Months Ended
Dec. 31, 2012
Class Action Litigation and Regulatory Reserve and Money Market Mutual Fund Charges
21.	Class Action Litigation and Regulatory Reserve and Money Market Mutual Fund Charges

As disclosed previously, the Company recorded total charges in 2010 of $320 million for settlements to resolve class action litigation and regulatory matters relating to the Schwab YieldPlus Fund®.

In 2010, the Company decided to cover the net remaining losses recognized by Schwab money market mutual funds as a result of their investments in a single structured investment vehicle that defaulted in 2008 and recorded a charge of $132 million.

Taxes on Income	12 Months Ended
Dec. 31, 2012
Taxes on Income
22.	Taxes on Income

The components of income tax expense are as follows:

Year Ended December 31,	2012	2011	2010

Current:
Federal	$489	$424	$326
State	28	52	50

Total current	517	476	376

Deferred:
Federal	5	44	(43)
State	-	8	(8)

Total deferred	5	52	(51)

Taxes on income	$522	$528	$325

The temporary differences that created deferred tax assets and liabilities are detailed below:

December 31,	2012	2011

Deferred tax assets:
Employee compensation, severance, and benefits	$189	$173
Reserves and allowances	37	40
Facilities lease commitments	35	37
Net operating loss carryforwards	6	5
State and local taxes	-	8
Other	-	5

Total deferred tax assets	267	268
Valuation allowance	(3)	(1)

Deferred tax assets – net of valuation allowance	264	267

Deferred tax liabilities:
Net unrealized gain on securities available for sale	(179)	(5)
Depreciation and amortization	(166)	(162)
Capitalized internal-use software development costs	(50)	(42)
Deferred loan costs	(15)	(20)
Deferred cancellation of debt income	(11)	(11)
Deferred Senior Note exchange	(6)	-
Other	(7)	-

Total deferred tax liabilities	(434)	(240)

Deferred tax (liability) asset – net (1)	$(170)	$27

(1)	Amounts are included in accrued expenses and other liabilities and other assets at December 31, 2012 and 2011, respectively.

A reconciliation of the federal statutory income tax rate to the effective income tax rate is as follows:

Year Ended December 31,	2012	2011	2010

Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit (1)	1.2	2.5	3.3
Non-deductible penalties (2)	-	-	2.7
Other	(0.2)	0.4	0.7

Effective income tax rate	36.0%	37.9%	41.7%

(1)	Includes the impact of a non-recurring state tax benefit of $20 million recorded in the third quarter of 2012.
(2)	Includes the impact of regulatory settlements relating to the Schwab YieldPlus Fund in 2010.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

December 31,	2012	2011

Balance at beginning of year	$13	$11
Additions for tax positions related to the current year	1	1
Additions for tax positions related to prior years	1	2
Reductions due to lapse of statute of limitations	(2)	(1)
Reductions for settlements with tax authorities	(1)	-

Balance at end of year	$12	$13

Resolving the above uncertain tax matters as of December 31, 2012, in the Company’s favor would reduce taxes on income by $8 million, net of the federal tax benefit.

Federal tax examinations for all years ending through December 31, 2007, have been completed. The years open to examination by state and local governments vary by jurisdiction.

Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share
23.	Earnings Per Common Share

Basic EPS is computed by dividing net income available to common stockholders by the weighted-average number of common shares outstanding during the period. The computation of diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if dilutive potential common shares had been issued. Dilutive potential common shares include the effect of outstanding stock options and unvested restricted stock awards and units. EPS under the basic and diluted computations is as follows:

Year Ended December 31,	2012	2011	2010

Net income	$928	$864	$454
Preferred stock dividends	(45)	-	-

Net income available to common stockholders	$883	$864	$454

Weighted-average common shares outstanding — basic	1,274	1,227	1,191
Common stock equivalent shares related to stock incentive plans	1	2	3

Weighted-average common shares outstanding — diluted (1)	1,275	1,229	1,194

Basic EPS	$.69	$.70	$.38
Diluted EPS	$.69	$.70	$.38

(1)	Antidilutive stock options and restricted stock awards excluded from the calculation of diluted EPS totaled 74 million, 63 million, and 52 million shares in 2012, 2011, and 2010, respectively.

Regulatory Requirements	12 Months Ended
Dec. 31, 2012
Regulatory Requirements
24.	Regulatory Requirements

CSC is a savings and loan holding company and Schwab Bank, CSC’s depository institution subsidiary, is a federal savings bank. CSC is subject to supervision and regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) and Schwab Bank is subject to supervision and regulation by the Office of the Comptroller of the Currency (the OCC). CSC is currently not subject to specific statutory capital requirements, however CSC is required to serve as a source of strength for Schwab Bank. Under the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” CSC will be subject to new minimum leverage and minimum risk-based capital ratio requirements that will be set by the Federal Reserve that are at least as stringent as the current requirements generally applicable to insured depository institutions.

Schwab Bank is subject to regulation and supervision and to various requirements and restrictions under federal and state laws, including regulatory capital guidelines. Among other things, these requirements also restrict and govern the terms of affiliate transactions, such as extensions of credit and repayment of loans between Schwab Bank and CSC or CSC’s other subsidiaries. In addition, Schwab Bank is required to provide notice to and may be required to obtain approval of the OCC and the Federal Reserve to declare dividends to CSC. The federal banking agencies have broad powers to enforce these regulations, including the power to terminate deposit insurance, impose substantial fines and other civil and criminal penalties, and appoint a conservator or receiver. Under the Federal Deposit Insurance Act, Schwab Bank could be subject to restrictive actions if it were to fall within one of the lowest three of five capital categories. Schwab Bank is required to maintain minimum capital levels as specified in federal banking laws and regulations. Failure to meet the minimum levels could result in certain mandatory, and possibly additional discretionary actions by the regulators that, if undertaken, could have a direct material effect on Schwab Bank. At December 31, 2012, CSC and Schwab Bank met the capital level requirements.

The regulatory capital and ratios for Schwab Bank are as follows:

			Minimum Capital		Minimum to be
	Actual		Requirement		Well Capitalized

	Amount	Ratio	Amount	Ratio	Amount	Ratio

December 31, 2012
Tier 1 Risk-Based Capital	$5,707	20.0%	$1,139	4.0%	$1,709	6.0%
Total Risk-Based Capital	$5,760	20.2%	$2,279	8.0%	$2,848	10.0%
Tier 1 Leverage	$5,707	6.7%	$3,412	4.0%	$4,266	5.0%
Tangible Equity	$5,707	6.7%	$1,706	2.0%	N/A

December 31, 2011
Tier 1 Risk-Based Capital	$4,984	23.4%	$850	4.0%	$1,276	6.0%
Total Risk-Based Capital	$5,036	23.7%	$1,701	8.0%	$2,126	10.0%
Tier 1 Leverage	$4,984	7.5%	$2,642	4.0%	$3,302	5.0%
Tangible Equity	$4,984	7.5%	$1,321	2.0%	N/A

N/A Not applicable.

Based on its regulatory capital ratios at December 31, 2012 and 2011, Schwab Bank is considered well capitalized (the highest category) pursuant to banking regulatory guidelines. There are no conditions or events since December 31, 2012, that management believes have changed Schwab Bank’s capital category.

The Federal Reserve requires Schwab Bank to maintain reserve balances at the Federal Reserve Bank based on certain deposit levels. Schwab Bank’s average reserve requirement was $1.1 billion in both 2012 and 2011.

CSC’s principal U.S. broker-dealers are Schwab and optionsXpress, Inc. optionsXpress, Inc. is a wholly-owned subsidiary of optionsXpress. Schwab and optionsXpress, Inc. are both subject to Rule 15c3-1 under the Securities Exchange Act of 1934 (the Uniform Net Capital Rule). Schwab and optionsXpress, Inc. compute net capital under the alternative method permitted by the Uniform Net Capital Rule. This method requires the maintenance of minimum net capital, as defined, of the greater of 2% of aggregate debit balances arising from client transactions or a minimum dollar requirement ($250,000 for Schwab), which is based on the type of business conducted by the broker-dealer. Under the alternative method, a broker-dealer may not repay subordinated borrowings, pay cash dividends, or make any unsecured advances or loans to its parent company or employees if such payment would result in a net capital amount of less than 5% of aggregate debit balances or less than 120% of its minimum dollar requirement.

optionsXpress, Inc. is also subject to Commodity Futures Trading Commission Regulation 1.17 (Reg. 1.17) under the Commodity Exchange Act, which also requires the maintenance of minimum net capital. optionsXpress, Inc., as a futures commission merchant, is required to maintain minimum net capital equal to the greater of its net capital requirement under Reg. 1.17 ($1 million), or the sum of 8% of the total risk margin requirements for all positions carried in client accounts and 8% of the total risk margin requirements for all positions carried in non-client accounts (as defined in Reg. 1.17).

Net capital and net capital requirements for Schwab and optionsXpress, Inc. at December 31, 2012, are as follows:

	Net Capital	% of Aggregate Debit Balances	Minimum Net Capital Required	2% of Aggregate Debit Balances	Net Capital in Excess of Required Net Capital	Net Capital in Excess of 5% of Aggregate Debit Balances

Schwab	$1,365	9%	$0.250	$297	$1,068	$623
optionsXpress, Inc.	$87	40%	$1	$5	$82	$76

Schwab and optionsXpress, Inc. are also subject to Rule 15c3-3 under the Securities Exchange Act of 1934 and/or other applicable regulations, which require them to maintain cash or qualified securities in a segregated reserve account for the exclusive benefit of clients. In accordance with Rule 15c3-3, Schwab and optionsXpress, Inc. had portions of their cash and investments segregated for the exclusive benefit of clients at December 31, 2012. Amounts included in cash and investments segregated and on deposit for regulatory purposes represent actual balances on deposit, whereas cash and investments required to be segregated and on deposit for regulatory purposes at December 31, 2012 for Schwab and optionsXpress, Inc. totaled $29.2 billion. On January 3, 2013, Schwab and optionsXpress, Inc. deposited a net amount of $1.2 billion of cash into their segregated reserve bank accounts. Cash and investments required to be segregated and on deposit for regulatory purposes at December 31, 2011 for Schwab and optionsXpress, Inc. totaled $26.3 billion. On January 4, 2012, Schwab and optionsXpress, Inc. deposited a net amount of $1.1 billion of cash into their segregated reserve bank accounts.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
25.	Segment Information

Operating segments are defined as components of a company in which separate financial information is evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company structures its operating segments according to its clients and the services provided to those clients. The Company’s two reportable segments are Investor Services and Advisor Services.

In the first quarter of 2013, the Company realigned its reportable segments as a result of organizational changes. The segment formerly reported as Institutional Services was renamed to Advisor Services. Additionally, the Retirement Plan Services and Corporate Brokerage Services business units are now part of the Investor Services segment. Previously reported segment information has been revised to reflect these organizational changes. The Investor Services segment provides retail brokerage and banking services to individual investors, retirement plan services, and corporate brokerage services. The Advisor Services segment provides custodial, trading, and support services to independent investment advisors, and retirement business services to independent retirement plan advisors and recordkeepers whose plan assets are held at Schwab Bank. . Banking revenues and expenses are allocated to the Company’s two segments based on which segment services the client.

The accounting policies of the segments are the same as those described in note “2 – Summary of Significant Accounting Policies.” Financial information for the Company’s reportable segments is presented in the following table. For the computation of its segment information, the Company utilizes an activity-based costing model to allocate traditional income statement line item expenses (e.g., compensation and benefits, depreciation and amortization, and professional services) to the business activities driving segment expenses (e.g., client service, opening new accounts, or business development) and a funds transfer pricing methodology to allocate certain revenues.

The Company evaluates the performance of its segments on a pre-tax basis, excluding items such as significant nonrecurring gains, impairment charges on non-financial assets, discontinued operations, extraordinary items, and significant restructuring and other charges. Segment assets and liabilities are not used for evaluating segment performance or in deciding how to allocate resources to segments. However, capital expenditures are used in resource allocation and are therefore disclosed. There are no revenues from transactions between the segments. Capital expenditures are reported gross, and are not net of proceeds from the sale of fixed assets.

Financial information for the Company’s reportable segments is presented in the following table:

	Investor Services			Advisor Services			Unallocated			Total

Year Ended December 31,	2012	2011	2010	2012	2011	2010	2012	2011	2010	2012	2011	2010

Net Revenues
Asset management and administration fees	$1,436	$1,357	$1,275	$607	$571	$547	$-	$-	$-	$2,043	$1,928	$1,822
Net interest revenue	1,559	1,542	1,363	205	183	161	-	-	-	1,764	1,725	1,524
Trading revenue	612	667	598	255	260	232	1	-	-	868	927	830
Other – net(1)	123	98	80	62	62	55	71	-	-	256	160	135
Provision for loan losses	(15)	(16)	(24)	(1)	(2)	(3)	-	-	-	(16)	(18)	(27)
Net impairment losses on securities	(29)	(29)	(34)	(3)	(2)	(2)	-	-	-	(32)	(31)	(36)

Total net revenues	3,686	3,619	3,258	1,125	1,072	990	72	-	-	4,883	4,691	4,248

Expenses Excluding Interest (2)	2,693	2,569	2,331	739	731	694	1	(1)	444	3,433	3,299	3,469

Income before taxes on income	$993	$1,050	$927	$386	$341	$296	$71	$1	$(444)	$1,450	$1,392	$779

Taxes on income										522	528	325

Net Income										$928	$864	$454

Capital expenditures	$98	$134	$102	$40	$56	$25	$-	$-	$-	$138	$190	$127

Depreciation and amortization	$157	$122	$107	$39	$33	$38	$-	$-	$1	$196	$155	$146

(1)	Unallocated amount includes a pre-tax gain of $70 million relating to a confidential resolution of a vendor dispute in 2012.
(2)	Unallocated amount primarily includes class action litigation and regulatory reserves of $320 million and money market mutual fund charges of $132 million in 2010.

Fees received from Schwab’s proprietary mutual funds represented 10% of the Company’s net revenues in both 2012 and 2011, and 14% in 2010. Except for Schwab’s proprietary mutual funds, which are considered a single client for purposes of this computation, no single client accounted for more than 10% of the Company’s net revenues in 2012, 2011, or 2010. Substantially all of the Company’s revenues and assets are generated or located in the U.S. The percentage of Schwab’s total client accounts located in California was 23% at December 31, 2012, 2011, and 2010.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
26.	Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2012, through the date the consolidated financial statements were filed with the SEC. Based on this evaluation, other than as recorded or disclosed within these consolidated financial statements and related notes, the Company has determined none of these events were required to be recognized or disclosed.

The Charles Schwab Corporation - Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2012
The Charles Schwab Corporation - Parent Company Only Financial Statements
27.	The Charles Schwab Corporation – Parent Company Only Financial Statements

Condensed Statements of Income

Year Ended December 31,	2012	2011	2010

Interest revenue	$6	$4	$3
Interest expense	(97)	(103)	(86)

Net interest revenue	(91)	(99)	(83)
Other revenues – net	(30)	8	6
Expenses excluding interest	(23)	(30)	(18)

Loss before income tax benefit and equity in net income of subsidiaries	(144)	(121)	(95)
Income tax benefit	58	43	36

Loss before equity in net income of subsidiaries	(86)	(78)	(59)
Equity in net income of subsidiaries:
Equity in undistributed net income of subsidiaries	662	600	478
Dividends from bank subsidiary	50	150	-
Dividends from non-bank subsidiaries	302	192	35

Net Income	928	864	454

Preferred stock dividends	45	-	-

Net Income Available to Common Stockholders	$883	$864	$454

Condensed Balance Sheets

December 31,		2012	2011

Assets
Cash and cash equivalents		$1,339	$852
Receivables from subsidiaries		80	57
Other securities owned – at fair value		74	77
Loans to non-bank subsidiaries		404	363
Investment in non-bank subsidiaries		3,615	3,363
Investment in bank subsidiary		6,022	5,009
Other assets		88	68

Total assets		$11,622	$9,789

Liabilities and Stockholders’ Equity
Accrued expenses and other liabilities		$482	$158
Payables to subsidiaries		14	16
Long-term debt		1,537	1,901

Total liabilities		2,033	2,075

Stockholders’ equity		9,589	7,714

Total liabilities and stockholders’ equity		$11,622	$9,789

Condensed Statements of Cash Flows

Year Ended December 31,	2012	2011	2010

Cash Flows from Operating Activities
Net income	$928	$864	$454
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(662)	(591)	(478)
Provision for deferred income taxes	9	3	3
Other	39	1	(3)
Net change in:
Receivables from brokers, dealers, and clearing organizations	-	-	11
Other securities owned	3	6	422
Other assets	(21)	26	40
Accrued expenses and other liabilities	(5)	(76)	(2)

Net cash provided by operating activities	291	233	447

Cash Flows from Investing Activities
Due from subsidiaries – net	43	24	63
Increase in investments in subsidiaries	(307)	(366)	(1,025)
Other investing activities	-	8	4

Net cash used for investing activities	(264)	(334)	(958)

Cash Flows from Financing Activities
Issuance of commercial paper	300	-	-
Issuance of long-term debt	350	-	701
Repayment of long-term debt	(727)	-	(200)
Premium paid on debt exchange	(19)	-	-
Net proceeds from preferred stock offering	863	-	-
Net proceeds from common stock offering	-	-	543
Dividends paid	(337)	(295)	(288)
Proceeds from stock options exercised and other	35	96	35
Other financing activities	(5)	3	(6)

Net cash provided by (used for) financing activities	460	(196)	785

Increase (Decrease) in Cash and Cash Equivalents	487	(297)	274
Cash and Cash Equivalents at Beginning of Year	852	1,149	875

Cash and Cash Equivalents at End of Year	$1,339	$852	$1,149

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited)
28.	Quarterly Financial Information (Unaudited)

	Fourth Quarter	Third Quarter	Second Quarter	First Quarter

Year Ended December 31, 2012:
Net Revenues	$1,215	$1,196	$1,283	$1,189
Expenses Excluding Interest	$871	$835	$851	$876
Net Income	$211	$247	$275	$195
Net Income Available to Common Stockholders	$189	$238	$261	$195
Weighted Average Common Shares Outstanding – Diluted	1,278	1,275	1,274	1,273
Basic Earnings Per Common Share	$.15	$.19	$.20	$.15
Diluted Earnings Per Common Share	$.15	$.19	$.20	$.15
Dividends Declared Per Common Share	$.06	$.06	$.06	$.06
Range of Common Stock Price Per Share:
High	$14.47	$14.43	$14.76	$15.38
Low	$12.50	$12.14	$11.83	$11.61
Range of Price/Earnings Ratio (1):
High	21	22	22	23
Low	18	18	18	18

Year Ended December 31, 2011:
Net Revenues	$1,113	$1,181	$1,190	$1,207
Expenses Excluding Interest	$861	$821	$804	$813
Net Income	$163	$220	$238	$243
Net Income Available to Common Stockholders	$163	$220	$238	$243
Weighted Average Common Shares Outstanding – Diluted	1,271	1,229	1,210	1,207
Basic Earnings Per Common Share	$.13	$.18	$.20	$.20
Diluted Earnings Per Common Share	$.13	$.18	$.20	$.20
Dividends Declared Per Common Share	$.06	$.06	$.06	$.06
Range of Common Stock Price Per Share:
High	$13.41	$16.72	$18.72	$19.45
Low	$10.75	$11.03	$15.78	$17.16
Range of Price/Earnings Ratio (1):
High	19	25	31	34
Low	15	16	26	30

(1)	Price/earnings ratio is computed by dividing the high and low market prices by diluted earnings per common share for the preceding 12-month period ending on the last day of the quarter presented.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Asset management and administration fees

Asset management and administration fees

Asset management and administration fees include mutual fund service fees and fees for other asset-based financial services provided to individual and institutional clients, and are recognized as revenue over the period that the related service is provided, based upon average asset balances. The Company earns mutual fund service fees for shareholder services, administration, and investment management provided to its proprietary funds, and recordkeeping and shareholder services provided to third-party funds. These fees are based upon the daily balances of client assets invested in these funds. The Company also earns asset management fees for advice solutions, which include advisory and managed account services that are based on the daily balances of client assets subject to the specific fee for service. The fair values of client assets included in proprietary and third-party mutual funds are based on quoted market prices and other observable market data. Other asset management and administration fees include various asset based fees, such as third-party mutual fund service fees, trust fees, 401(k) record keeping fees, and mutual fund clearing and other service fees.

In 2012, 2011, and 2010, the Company waived a portion of its asset management fees earned from certain Schwab-sponsored money market mutual funds in order to provide a positive return to clients. Under agreements with these funds, the Company may recover such fee waivers depending on the future performance of the funds and approval by the boards of the respective funds until the third anniversary of the end of the fiscal year in which such fee waiver occurs, subject to certain limitations. Recoveries of previously-waived asset management fees are recognized as revenue when substantially all uncertainties about timing and amount of realization are resolved.

Interest revenue

Interest revenue

Interest revenue represents interest earned on cash and cash equivalents, cash and investments segregated, receivables from brokers, dealers, and clearing organizations, receivables from brokerage clients, other securities owned, securities available for sale, securities held to maturity, and loans to banking clients. Interest revenue is recognized in the period earned based upon average or daily asset balances and respective interest rates.

Trading revenue

Trading revenue

Trading revenue includes commission and principal transaction revenues. Clients’ securities transactions are recorded on the date that they settle, while the related commission revenues and expenses are recorded on the date that the trade occurs. Principal transaction revenues are primarily comprised of revenues from trading activity in client fixed income securities, which is recorded on a trade date basis. To accommodate clients’ fixed income trading activity, the Company maintains positions in fixed income securities, including state and municipal debt obligations, U.S. Government, corporate debt and other securities. The difference between the price at which the Company buys and sells securities to and from its clients and other broker-dealers is recognized as principal transaction revenue. Principal transaction revenue also includes unrealized gains and losses on these securities positions.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investments with original maturities of three months or less that are not segregated and on deposit for regulatory purposes to be cash equivalents. Cash and cash equivalents include money market funds, deposits with banks, certificates of deposit, commercial paper, and treasury securities. Cash and cash equivalents also include balances that Schwab Bank maintains at the Federal Reserve Bank.

Cash and investments segregated and on deposit for regulatory purposes

Cash and investments segregated and on deposit for regulatory purposes

Cash and investments segregated and on deposit for regulatory purposes include securities purchased under agreements to resell (resale agreements), which are collateralized by U.S. Government and agency securities. Resale agreements are accounted for as collateralized investing transactions that are recorded at their contractual amounts plus accrued interest. The Company obtains control of collateral with a market value equal to or in excess of the principal amount loaned and accrued interest under resale agreements. Collateral is valued daily by the Company, with additional collateral obtained to ensure full collateralization. Cash and investments segregated also include certificates of deposit, U.S. Government securities, and corporate debt securities. Certificates of deposit, U.S. Government securities, and corporate debt securities are recorded at fair value. Pursuant to applicable regulations, client cash balances that are not used for margin lending are generally segregated into investment accounts that are maintained for the exclusive benefit of clients.

Receivables from brokerage clients

Receivables from brokerage clients

Receivables from brokerage clients include margin loans to clients and are recorded net of an allowance for doubtful accounts. Receivables from brokerage clients that remain unsecured or partially secured for more than 30 days are fully reserved.

Other securities owned	Other securities owned Other securities owned are recorded at fair value based on quoted market prices. Unrealized gains and losses are included in trading revenue.
Securities available for sale and securities held to maturity

Securities available for sale and securities held to maturity

Securities available for sale are recorded at fair value and unrealized gains and losses are reported, net of taxes, in accumulated other comprehensive income (loss) included in stockholders’ equity. Securities held to maturity are recorded at amortized cost based on the Company’s positive intent and ability to hold these securities to maturity. Realized gains and losses from sales of securities available for sale are determined on a specific identification basis and are included in other revenue – net.

Management evaluates whether securities available for sale and securities held to maturity are other-than-temporarily impaired (OTTI) on a quarterly basis. Debt securities with unrealized losses are considered OTTI if the Company intends to sell the security or if it is more likely than not that the Company will be required to sell such security prior to any anticipated recovery. If management determines that a security is OTTI under these circumstances, the impairment recognized in earnings is measured as the entire difference between the amortized cost and the then-current fair value.

A security is also OTTI if management does not expect to recover the amortized cost of the security. In this circumstance, management utilizes cash flow models to estimate the expected future cash flow from the securities to estimate the credit loss.

The impairment recognized in earnings is measured by the difference between the present value of expected cash flows and the amortized cost of the security. Expected cash flows are discounted using the security’s effective interest rate.

The evaluation of whether the Company expects to recover the amortized cost of a security is inherently judgmental. The evaluation includes the assessment of several bond performance indicators including: the portion of the underlying loans that are delinquent (30 days, 60 days, 90+ days), in bankruptcy, in foreclosure or converted to real estate owned; the actual amount of loss incurred on the underlying loans in which the property has been foreclosed and sold; the amount of credit support provided by the structure of the security available to absorb credit losses on the underlying loans; the current price and magnitude of the unrealized loss; and whether the Company has received all scheduled principal and interest payments. Management uses cash flow models to further assess the likelihood of other-than-temporary impairment for the Company’s non-agency residential mortgage-backed securities. To develop the cash flow models, the Company uses forecasted loss severity, prepayment speeds (i.e. the rate at which the principal on underlying loans are paid down), and default rates over the securities’ expected remaining maturities.

Securities borrowed and securities loaned

Securities borrowed and securities loaned

Securities borrowed require the Company to deliver cash to the lender in exchange for securities and are included in receivables from brokers, dealers, and clearing organizations. For securities loaned, the Company receives collateral in the form of cash in an amount equal to or greater than the market value of securities loaned. Securities loaned are included in payables to brokers, dealers, and clearing organizations. The Company monitors the market value of securities borrowed and loaned, with additional collateral obtained or refunded to ensure full collateralization. Fees received or paid are recorded in interest revenue or interest expense.

Loans to banking clients and related allowance for loan losses

Loans to banking clients and related allowance for loan losses

Loans to banking clients are recorded at their contractual principal amounts and include unamortized direct origination costs or net purchase premiums. Additionally, loans are recorded net of an allowance for loan losses. The Company’s loan portfolio includes four loan segments: residential real estate mortgages, home equity lines of credit (HELOC), personal loans secured by securities and other loans. Residential real estate mortgages include two loan classes: first mortgages and purchased first mortgages. Loan segments are defined as the level to which the Company disaggregates its loan portfolio when developing and documenting a methodology for determining the allowance for loan losses. A loan class is defined as a group of loans within a loan segment that has homogeneous risk characteristics.

The Company records an allowance for loan losses through a charge to earnings based on management’s estimate of probable losses in the existing portfolio. Management reviews the allowance for loan losses quarterly, taking into consideration current economic conditions, the composition of the existing loan portfolio, past loss experience, and risks inherent in the portfolio to ensure that the allowance for loan losses is maintained at an appropriate level.

The methodology to establish an allowance for loan losses utilizes statistical models that estimate prepayments, defaults, and probable losses for the loan segments based on predicted behavior of individual loans within the segments. The methodology considers the effects of borrower behavior and a variety of factors including, but not limited to, interest rates, housing price movements as measured by a housing price index, economic conditions, estimated defaults and foreclosures measured by historical and expected delinquencies, changes in prepayment speeds, loan-to-value (LTV) ratios, past loss experience, estimates of future loss severities, borrower credit risk measured by Fair Isaac Corporation (FICO) scores, and the adequacy of collateral. The methodology also evaluates concentrations in the loan segments, including loan products, year of origination, geographical distribution of collateral, and the portion of borrowers who have other client relationships with the Company.

Probable losses are forecast using a loan-level simulation of the delinquency status of the loans over the term of the loans. The simulation starts with the current relevant risk indicators, including the current delinquent status of each loan, the estimated current LTV ratio of each loan, the term and structure of each loan, current key interest rates including U.S. Treasury and London Interbank Offered Rate (LIBOR) rates, and borrower FICO scores. The more significant variables in the simulation include delinquency roll rates, loss severity, housing prices, and interest rates. Delinquency roll rates (i.e., the rates at which loans transition through delinquency stages and ultimately result in a loss) are estimated from the Company’s historical loss experience adjusted for current trends and market information. Further, the delinquency roll rates within the loan-level simulation discussed above are calibrated to match a moving average of the delinquency roll rates actually experienced in the respective first lien residential real estate mortgage loan (First Mortgage) and home equity line of credit (HELOC) portfolios. Loss severity estimates are based on the Company’s historical loss experience and market trends. The estimated loss severity (i.e. loss given default) used in the allowance for loan loss methodology for HELOC loans is higher than that used in the methodology for First Mortgages. Housing price trends are derived from historical home price indices and econometric forecasts of future home values. Factors affecting the home price index include: housing inventory, unemployment, interest rates, and inflation expectations. Interest rate projections are based on the current term structure of interest rates and historical volatilities to project various possible future interest rate paths. As a result, the current state of house prices, including the decrease in general house prices experienced over the last several years, as well as the current state of delinquencies unique to the Company’s First Mortgage and HELOC portfolios, are considered in the allowance for loan loss methodology.

This methodology results in loss factors that are applied to the outstanding balances to determine the allowance for loan loss for each loan segment.

The Company considers loan modifications in which it makes an economic concession to a borrower experiencing financial difficulty to be a troubled debt restructuring.

Nonaccrual loans

Nonaccrual loans

Residential real estate mortgages, HELOC, personal, and other loans are placed on nonaccrual status upon becoming 90 days past due as to interest or principal (unless the loans are well-secured and in the process of collection), or when the full timely collection of interest or principal becomes uncertain. For the portion of the HELOC portfolio for which the Company is able to track the delinquency status on the associated first lien loan, the Company places a HELOC on non-accrual status if the associated first mortgage is 90 days or more delinquent, regardless of the payment status of the HELOC. When a loan is placed on nonaccrual status, the accrued and unpaid interest receivable is reversed and the loan is accounted for on the cash or cost recovery method thereafter, until qualifying for return to accrual status. Generally, a nonaccrual loan may be returned to accrual status when all delinquent interest and principal is repaid and the borrower demonstrates a sustained period of performance of twelve consecutive months of repayments, or when the loan is both well-secured and in the process of collection and collectability is no longer doubtful.

Loan Charge-Offs

Loan Charge-Offs

The Company charges off a loan in the period that it is deemed uncollectible and records a reduction in the allowance for loan losses and the loan balance. The Company’s charge-off policy for residential real estate mortgages and HELOC loans is to assess the value of the property when the loan has been delinquent for 180 days or it is in bankruptcy, regardless of whether or not the property is in foreclosure, and charge-off the amount of the loan balance in excess of the estimated current value of the underlying property less estimated costs to sell.

Equipment, office facilities, and property

Equipment, office facilities, and property

Equipment, office facilities, and property are recorded at cost net of accumulated depreciation and amortization, except for land, which is recorded at cost. Equipment and office facilities are depreciated on a straight-line basis over an estimated useful life of three to ten years. Buildings are depreciated on a straight-line basis over 20 to 40 years. Leasehold improvements are amortized on a straight-line basis over the shorter of the estimated useful life of the asset or the term of the lease. Software and certain costs incurred for purchasing or developing software for internal use are amortized on a straight-line basis over an estimated useful life of three or five years. Equipment, office facilities, and property are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.

Goodwill

Goodwill

Goodwill represents the fair value of acquired businesses in excess of the fair value of the individually identified net assets acquired. Goodwill is not amortized but is tested for impairment annually or whenever indications of impairment exist. In testing for potential impairment of goodwill, management estimates the fair values of each of the Company’s reporting units (defined as the Company’s businesses for which financial information is available and reviewed regularly by management) and compares it to their carrying values. The estimated fair values of the reporting units are established using a discounted cash flow model that includes significant assumptions about the future operating results and cash flows of each reporting unit and a market capitalization analysis. As allowed by applicable accounting standards, the Company can elect to qualitatively assess goodwill for impairment if it is more likely than not that the fair value of a reporting unit exceeds its carrying value. The Company’s annual impairment testing date is April 1st.

Intangible assets

Intangible assets

Intangible assets are amortized over their useful lives in a manner that best reflects their economic benefit. Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company does not have any indefinite-lived intangible assets.

Guarantees and indemnifications

Guarantees and indemnifications

The Company recognizes, at the inception of a guarantee, a liability equal to the estimated fair value of the obligation undertaken in issuing the guarantee. The fair values of the obligations relating to standby letter of credit agreements (LOCs) are estimated based on fees charged to enter into similar agreements, considering the creditworthiness of the counterparties. The fair values of the obligations relating to other guarantees are estimated based on transactions for similar guarantees or expected present value measures.

Income taxes

Income taxes

The Company provides for income taxes on all transactions that have been recognized in the consolidated financial statements. Accordingly, deferred tax assets are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax assets and deferred tax liabilities, as well as other changes in income tax laws, are recorded in earnings in the period during which such changes are enacted. The Company’s unrecognized tax benefits, which are included in accrued expenses and other liabilities, represent the difference between positions taken on tax return filings and estimated potential tax settlement outcomes. Interest and penalties relating to unrecognized tax benefits are recorded in income tax expense.

Stock-based compensation

Stock-based compensation

Stock-based compensation includes employee and board of director stock options, restricted stock units, and restricted stock awards. The Company measures compensation expense for these share-based payment arrangements based on their estimated fair values as of the awards’ grant date. The fair value of the share-based award is recognized over the vesting period as stock-based compensation. Stock-based compensation expense is based on awards expected to vest and therefore is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant based on the Company’s historical forfeiture experience and revised in subsequent periods if actual forfeitures differ from those estimates. The excess tax benefits from the exercise of stock options and the vesting of restricted stock awards are recorded in additional paid-in capital.

Fair values of assets and liabilities

Fair values of assets and liabilities

Fair value is defined as the price that would be received to sell an asset or the price paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement accounting guidance describes the fair value hierarchy for disclosing assets and liabilities measured at fair value based on the inputs used to value them. The fair value hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are based on market pricing data obtained from sources independent of the Company. A quoted price in an active market provides the most reliable evidence of fair value and is generally used to measure fair value whenever available. Unobservable inputs reflect management’s judgment about the assumptions market participants would use in pricing the asset or liability. Where inputs used to measure fair value of an asset or liability are from different levels of the hierarchy, the asset or liability is categorized based on the lowest level input that is significant to the fair value measurement in its entirety. Assessing the significance of a particular input requires judgment. The fair value hierarchy includes three levels based on the objectivity of the inputs as follows:

—	Level 1 inputs are quoted prices in active markets as of the measurement date for identical assets or liabilities that the Company has the ability to access.

—

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates, benchmark yields, issuer spreads, new issue data, and collateral performance.

—	Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

Assets and liabilities recorded at fair value

The Company uses the market and income approaches to determine the fair value of assets and liabilities. When available, the Company uses quoted prices in active markets to measure the fair value of assets and liabilities. When utilizing market data and bid-ask spread, the Company uses the price within the bid-ask spread that best represents fair value. When quoted prices do not exist, the Company uses prices obtained from independent third-party pricing services to measure the fair value of investment assets. The Company generally obtains prices from at least three independent pricing sources for assets recorded at fair value and may obtain up to five prices on assets with higher risk of limited observable information, such as non-agency residential mortgage-backed securities. The Company’s primary independent pricing service provides prices based on observable trades and discounted cash flows that incorporate observable information such as yields for similar types of securities (a benchmark interest rate plus observable spreads) and weighted-average maturity for the same or similar “to-be-issued” securities. The Company compares the prices obtained from its primary independent pricing service to the prices obtained from the additional independent pricing services to determine if the price obtained from the primary independent pricing service is reasonable. The Company does not adjust the prices received from independent third-party pricing services unless such prices are inconsistent with the definition of fair value and result in a material difference in the recorded amounts.

Financial instruments not recorded at fair value

Descriptions of the valuation methodologies and assumptions used to estimate the fair value of financial instruments not recorded at fair value are described below. The Company’s financial instruments not recorded at fair value but for which fair value can be approximated and disclosed include:

—	Cash and cash equivalents are short-term in nature and accordingly are recorded at amounts that approximate fair value.

—

Cash and investments segregated and on deposit for regulatory purposes include cash and securities purchased under resale agreements. Securities purchased under resale agreements are short-term in nature and are backed by collateral that both exceeds the carrying value of the resale agreement and is highly liquid in nature. Accordingly, the carrying value approximates fair value.

—

Receivables from/payables to brokers, dealers, and clearing organizations are recorded at contractual amounts and historically have been settled at those values and are short-term in nature, and therefore approximate fair value.

—

Receivables from/payables to brokerage clients — net are recorded at contractual amounts and historically have been settled at those values and are short-term in nature, and therefore approximate fair value.

—

Securities held to maturity – The fair values of securities held to maturity are obtained using an independent third-party pricing service similar to investment assets recorded at fair value as discussed above.

—	Loans to banking clients – The fair values of the Company’s loans to banking clients are estimated based on prices of mortgage-backed securities collateralized by similar types of loans.

—

Loans held for sale at December 31, 2011, were recorded at the lower of cost or fair value. The fair value of the Company’s loans held for sale was estimated using quoted market prices for securities backed by similar types of loans.

—

Financial instruments included in other assets primarily consist of cost method investments and Federal Home Loan Bank (FHLB) stock, whose carrying values approximate their fair values. FHLB stock is recorded at par, which approximates fair value.

—

Deposits from banking clients have no stated maturity and are recorded at the amount payable on demand as of the balance sheet date. The Company considers the carrying value of these deposits to approximate their fair values.

—

Financial instruments included in accrued expenses and other liabilities consist of commercial paper, drafts payable and certain amounts due under contractual obligations which are short-term in nature and accordingly are recorded at amounts that approximate fair value.

—

Long-term debt – Except for the finance lease obligation, the fair values of long-term debt are estimated using indicative, non-binding quotes from independent brokers. The Company validates indicative prices for its debt through comparison to other independent non-binding quotes. The finance lease obligation is recorded at carrying value, which approximates fair value.

—

Firm commitments to extend credit – The Company extends credit to banking clients through HELOC and personal loans secured by securities. The Company considers the fair value of these unused commitments to be not material because the interest rates earned on these balances are based on floating interest rates that reset monthly. The Company does not charge a fee to maintain a HELOC or personal loan.

Adoption of New Accounting Standards

Adoption of New Accounting Standards

Testing Goodwill for Impairment: In September 2011, the Financial Accounting Standards Board issued new guidance allowing companies to consider qualitative factors before performing a quantitative assessment when determining whether goodwill is impaired, which is effective for goodwill impairment tests performed after January 1, 2012. Specifically, there is no longer a requirement to perform the two-step goodwill impairment test unless the entity determines that based on qualitative factors, it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The adoption of this new guidance did not have a material impact on the Company’s financial position, results of operations, earnings per common share (EPS), or cash flows.

Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Allocation of Purchase Price to Net Assets of optionsXpress

The following table summarizes the allocation of the purchase price to the net assets of optionsXpress:

Fair value of common stock issued	$710
Fair value of equity awards assumed	4

Total consideration paid (1)	$714

Fair value of net assets acquired	$203

Acquisition-related goodwill	$511

(1)	Represents a non-cash investing activity.

Summary of Fair Values of Assets Acquired and Liabilities Assumed as of Acquisition Date

The following table summarizes the fair values of the assets acquired and liabilities assumed as of the acquisition date:

September 1,
2011

Assets
Cash and cash equivalents	$ 84
Cash and investments segregated and on deposit for regulatory purposes	1,074
Receivables from brokers, dealers, and clearing organizations	40
Receivables from brokerage clients	185
Other securities owned - at fair value	32
Intangible assets	285
Other assets	25

Total assets acquired (1)	$ 1,725

Liabilities
Payables to brokerage clients	$ 1,221
Deferred tax liability	95
Long-term debt (2)	110
Accrued expenses and other liabilities	96

Total liabilities assumed (1)	$ 1,522

Net assets acquired	$ 203

(1)	All assets and liabilities, except for cash and cash equivalents, represent non-cash investing activities.
(2)	The Company paid off long-term debt acquired from optionsXpress subsequent to the date of acquisition in September 2011.

Summary of Estimated Fair Value and Useful Lives of Intangible Assets Related to Acquisition

The following table summarizes the estimated fair value and useful lives of the intangible assets.

September 1, 2011	Estimated Fair Value	Estimated Useful Life (In Years)

Customer relationships	$ 200	11
Technology	70	9
Trade name	15	9

Total intangible assets	$ 285

Pro Forma Results of Operations

The following table presents unaudited pro forma financial information as if optionsXpress had been acquired prior to January 1, 2010. Pro forma net income for the year ended December 31, 2011, was adjusted to exclude $16 million, after tax, of acquisition related costs incurred by the Company in 2011. Additionally, pro forma net income below excludes $15 million, before tax, of acquisition related costs because these costs were incurred by optionsXpress prior to the acquisition date. Pro forma net income also reflects the impact of amortizing purchase accounting adjustments relating to intangible assets, net of tax, of $20 million and $22 million, for the years ended December 31, 2011 and 2010, respectively.

Year Ended December 31,	2011	2010

Net revenues	$4,857	$4,479
Net income	$896	$481
Basic EPS	$.71	$.39
Diluted EPS	$.71	$.38

Other Securities Owned (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Other Securities Owned

A summary of other securities owned is as follows:

December 31,	2012	2011

Schwab Funds® money market funds	$329	$332
Equity and bond mutual funds	217	183
State and municipal debt obligations	48	46
Equity, U.S. Government and corporate debt, and other securities	42	32

Total other securities owned	$636	$593

Securities Available for Sale and Securities Held to Maturity (Tables)	12 Months Ended
Dec. 31, 2012
Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Securities Available for Sale and Securities Held to Maturity

The amortized cost, gross unrealized gains and losses, and fair value of securities available for sale and securities held to maturity are as follows:

December 31, 2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available for sale:
U.S. agency mortgage-backed securities	$20,080	$396	$-	$20,476
Asset-backed securities	8,104	62	2	8,164
Corporate debt securities	6,197	61	2	6,256
Certificates of deposit	6,150	12	1	6,161
U.S. agency notes	3,465	2	3	3,464
Non-agency residential mortgage-backed securities	796	2	65	733
Commercial paper	574	-	-	574
Other securities	278	17	-	295

Total securities available for sale	$45,644	$552	$73	$46,123

Securities held to maturity:
U.S. agency mortgage-backed securities	$17,750	$558	$19	$18,289
Other securities	444	-	1	443

Total securities held to maturity	$18,194	$558	$20	$18,732

December 31, 2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available for sale:
U.S. agency mortgage-backed securities	$20,666	$269	$14	$20,921
Asset-backed securities	2,638	4	7	2,635
Corporate debt securities	3,592	5	26	3,571
Certificates of deposit	3,623	2	3	3,622
U.S. agency notes	1,795	5	-	1,800
Non-agency residential mortgage-backed securities	1,130	-	223	907
Commercial paper	225	-	-	225
Other securities	281	3	-	284

Total securities available for sale	$33,950	$288	$273	$33,965

Securities held to maturity:
U.S. agency mortgage-backed securities	$14,770	$430	$2	$15,198
Other securities	338	3	-	341

Total securities held to maturity	$15,108	$433	$2	$15,539

Securities with Unrealized Losses, Aggregated by Category and Period of Continuous Unrealized Loss

A summary of securities with unrealized losses, aggregated by category and period of continuous unrealized loss, is as follows:

	Less than		12 months
	12 months		or longer		Total
December 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Securities available for sale:
Asset-backed securities	$-	$-	$801	$2	$801	$2
Corporate debt securities	878	2	-	-	878	2
Certificates of deposit	599	1	-	-	599	1
U.S. agency notes	2,102	3	-	-	2,102	3
Non-agency residential mortgage-backed securities	46	1	549	64	595	65

Total	$3,625	$7	$1,350	$66	$4,975	$73

Securities held to maturity:
U.S. agency mortgage-backed securities	$2,680	$19	$-	$-	$2,680	$19
Other securities	240	1	-	-	240	1

Total	$2,920	$20	$-	$-	$2,920	$20

Total securities with unrealized losses (1)	$6,545	$27	$1,350	$66	$7,895	$93

(1)	The number of investment positions with unrealized losses totaled 139 for securities available for sale and 24 for securities held to maturity.

	Less than		12 months
	12 months		or longer		Total
December 31, 2011	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Securities available for sale:
U.S. agency mortgage-backed securities	$5,551	$14	$-	$-	$5,551	$14
Asset-backed securities	1,368	6	152	1	1,520	7
Corporate debt securities	1,888	26	-	-	1,888	26
Certificates of deposit	2,158	3	-	-	2,158	3
Non-agency residential mortgage-backed securities	121	8	746	215	867	223

Total	$11,086	$57	$898	$216	$11,984	$273

Securities held to maturity:
U.S. agency mortgage-backed securities	$384	$2	$-	$-	$384	$2

Total	$384	$2	$-	$-	$384	$2

Total securities with unrealized losses (1)	$11,470	$59	$898	$216	$12,368	$275

(1)	The number of investment positions with unrealized losses totaled 296 for securities available for sale and 3 for securities held to maturity.

Rollforward Amount of Credit Losses Recognized in Earnings for OTTI Securities Held by Company for Portion of Impairment Recognized in Other Comprehensive Income

The following table is a rollforward of the amount of credit losses recognized in earnings for OTTI securities held by the Company during the period for which a portion of the impairment was recognized in other comprehensive income:

Year Ended December 31,	2012	2011	2010

Balance at beginning of year	$127	$96	$60
Credit losses recognized into current year earnings on debt securities for which an other-than-temporary impairment was not previously recognized	6	6	7
Credit losses recognized into current year earnings on debt securities for which an other-than-temporary impairment was previously recognized	26	25	29

Balance at end of year	$159	$127	$96

Maturities of Securities Available for Sale and Securities Held to Maturity

The maturities of securities available for sale and securities held to maturity at December 31, 2012, are as follows:

	Within 1 year	After 1 year through 5 years	After 5 years through 10 years	After 10 years	Total

Securities available for sale:
U.S. agency mortgage-backed securities (1)	$-	$40	$4,050	$16,386	$20,476
Asset-backed securities	-	438	785	6,941	8,164
Corporate debt securities	1,149	4,883	224	-	6,256
Certificates of deposit	4,557	1,604	-	-	6,161
U.S. agency notes	-	1,300	2,164	-	3,464
Non-agency residential mortgage-backed securities (1)	-	-	7	726	733
Commercial paper	574	-	-	-	574
Other securities	-	-	-	295	295

Total fair value	$6,280	$8,265	$7,230	$24,348	$46,123
Total amortized cost	$6,268	$8,201	$7,062	$24,113	$45,644

Securities held to maturity:
U.S. agency mortgage-backed securities (1)	$-	$-	$9,956	$8,333	$18,289
Other securities	-	100	292	51	443

Total fair value	$-	$100	$10,248	$8,384	$18,732
Total amortized cost	$-	$100	$9,911	$8,183	$18,194

(1)

Mortgage-backed securities have been allocated to maturity groupings based on final contractual maturities. Actual maturities will differ from final contractual maturities because borrowers on a certain portion of loans underlying these securities have the right to prepay their obligations.

Proceeds and Gross Realized Gains (Losses) from Sales of Securities Available for Sale	Proceeds and gross realized gains from sales of securities available for sale are as follows:

Year Ended December 31,	2012	2011	2010

Proceeds	$3,336	$500	$871
Gross realized gains	$35	$1	$1

Loans to Banking Clients and Related Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Composition of Loans to Banking Clients by Loan Segment

The composition of loans to banking clients by loan segment is as follows:

December 31,	2012	2011

Residential real estate mortgages	$6,507	$5,596
Home equity lines of credit	3,287	3,509
Personal loans secured by securities	963	742
Other	25	19

Total loans to banking clients (1)	10,782	9,866
Allowance for loan losses	(56)	(54)

Total loans to banking clients – net	$10,726	$9,812

(1)	Loans are evaluated for impairment by loan segment.

Changes in Allowance for Loan Losses

Changes in the allowance for loan losses were as follows:

Year Ended	December 31, 2012			December 31, 2011
	Residential real estate mortgages	Home equity lines of credit	Total	Residential real estate mortgages	Home equity lines of credit	Total	December 31, 2010

Balance at beginning of period	$ 40	$ 14	$ 54	$ 38	$ 15	$ 53	$ 45
Charge-offs	(7)	(9)	(16)	(11)	(8)	(19)	(20)
Recoveries	2	-	2	1	1	2	1
Provision for loan losses	1	15	16	12	6	18	27

Balance at end of period	$ 36	$ 20	$ 56	$ 40	$ 14	$ 54	$ 53

Delinquency Aging Analysis by Loan Class

The delinquency aging analysis by loan class is as follows:

December 31, 2012	Current	30-59 days past due	60-89 days past due	Greater than 90 days	Total past due	Total loans

Residential real estate mortgages:
First mortgages	$ 6,291	$ 22	$ 2	$ 33	$ 57	$ 6,348
Purchased first mortgages	154	1	-	4	5	159
Home equity lines of credit	3,269	5	2	11	18	3,287
Personal loans secured by securities	963	-	-	-	-	963
Other	22	3	-	-	3	25

Total loans to banking clients	$ 10,699	$ 31	$ 4	$ 48	$ 83	$ 10,782

December 31, 2011

Residential real estate mortgages:
First mortgages	$ 5,380	$ 16	$ 2	$ 39	$ 57	$ 5,437
Purchased first mortgages	152	2	-	5	7	159
Home equity lines of credit	3,494	5	2	8	15	3,509
Personal loans secured by securities	741	1	-	-	1	742
Other	19	-	-	-	-	19

Total loans to banking clients	$ 9,786	$ 24	$ 4	$ 52	$ 80	$ 9,866

Credit Quality of Residential Real Estate Mortgages and HELOCs by Reviewing FICO Scores at Origination, Current FICO Scores, Loan-To-Value Ratio

In addition to monitoring the delinquency characteristics, the Company monitors the credit quality of residential real estate mortgages and HELOCs by stratifying the portfolios by the year of origination, borrower FICO scores at origination (Origination FICO), updated borrower FICO scores (Updated FICO), LTV ratios at origination (Origination LTV), and estimated current LTV ratios (Estimated Current LTV), as presented in the following tables. Borrowers’ FICO scores are provided by an independent third party credit reporting service and were last updated in December 2012. The Origination LTV and Estimated Current LTV ratios for a HELOC include any first lien mortgage outstanding on the same property at the time of the HELOC’s origination. The Estimated Current LTV for each loan is estimated by reference to a home price appreciation index.

	Residential real estate mortgages
December 31, 2012	First mortgages	Purchased first mortgages	Total	Home equity lines of credit

Year of origination
Pre-2008	$ 465	$ 56	$ 521	$ 1,187
2008	402	6	408	1,151
2009	305	6	311	338
2010	909	12	921	249
2011	1,270	53	1,323	198
2012	2,997	26	3,023	164

Total	$ 6,348	$ 159	$ 6,507	$ 3,287

Origination FICO
<620	$ 10	$ 1	$ 11	$ -
620 - 679	98	16	114	23
680 - 739	1,141	40	1,181	633
³740	5,099	102	5,201	2,631

Total	$ 6,348	$ 159	$ 6,507	$ 3,287

Updated FICO
<620	$ 54	$ 6	$ 60	$ 49
620 - 679	191	13	204	117
680 - 739	940	34	974	510
³740	5,163	106	5,269	2,611

Total	$ 6,348	$ 159	$ 6,507	$ 3,287

Origination LTV
£70%	$ 4,189	$ 97	$ 4,286	$ 2,225
>70% - £90%	2,142	54	2,196	1,036
>90% - £100%	17	8	25	26

Total	$ 6,348	$ 159	$ 6,507	$ 3,287

December 31, 2012	Balance	Weighted Average Updated FICO	Utilization Rate (1)	Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status

Residential real estate mortgages:
Estimated Current LTV
£70%	$ 4,162	772	N/A	0.05%
>70% - £90%	1,841	764	N/A	0.22%
>90% - £100%	168	750	N/A	0.51%
>100%	336	741	N/A	5.34%

Total	$ 6,507	768	N/A	0.38%

Home equity lines of credit:
Estimated Current LTV
£70%	$ 1,559	773	36%	0.14%
>70% - £90%	1,020	766	46%	0.18%
>90% - £100%	267	759	54%	0.44%
>100%	441	753	59%	1.06%

Total	$ 3,287	767	42%	0.31%

(1)    The Utilization Rate is calculated using the outstanding HELOC balance divided by the associated total line of credit.

N/A Not applicable.

	Residential real estate mortgages
December 31, 2011	First mortgages	Purchased first mortgages	Total	Home equity lines of credit

Year of origination
Pre-2008	$ 569	$ 60	$ 629	$ 1,306
2008	538	8	546	1,262
2009	553	10	563	412
2010	1,757	17	1,774	311
2011	2,020	64	2,084	218

Total	$ 5,437	$ 159	$ 5,596	$ 3,509

Origination FICO
<620	$ 9	$ 2	$ 11	$ -
620 - 679	108	19	127	24
680 - 739	1,030	43	1,073	667
³740	4,290	95	4,385	2,818

Total	$ 5,437	$ 159	$ 5,596	$ 3,509

Updated FICO
<620	$ 55	$ 7	$ 62	$ 49
620 - 679	162	11	173	112
680 - 739	831	44	875	520
³740	4,389	97	4,486	2,828

Total	$ 5,437	$ 159	$ 5,596	$ 3,509

Origination LTV
£ 70%	$ 3,507	$ 91	$ 3,598	$ 2,378
>70% - £90%	1,904	60	1,964	1,091
>90% - £100%	26	8	34	40

Total	$ 5,437	$ 159	$ 5,596	$ 3,509

December 31, 2011	Balance	Weighted Average Updated FICO	Utilization Rate (1)	Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status

Residential real estate mortgages:
Estimated Current LTV
£ 70%	$ 3,200	773	N/A	0.27%
>70% - £90%	1,764	766	N/A	0.41%
>90% - £100%	241	758	N/A	1.33%
>100%	391	748	N/A	2.34%

Total	$ 5,596	768	N/A	0.50%

Home equity lines of credit:
Estimated Current LTV
£ 70%	$ 1,561	774	37%	0.09%
>70% - £90%	1,099	769	46%	0.26%
>90% - £100%	328	765	54%	0.16%
>100%	521	755	58%	0.75%

Total	$ 3,509	769	43%	0.25%

(1)    The Utilization Rate is calculated using the outstanding HELOC balance divided by the associated total line of credit.

N/A Not applicable.

Equipment, Office Facilities, and Property (Tables)	12 Months Ended
Dec. 31, 2012
Equipment, Office Facilities, and Property

Equipment, office facilities, and property are detailed below:

December 31,	2012	2011

Software	$1,067	$ 993
Buildings	456	446
Information technology equipment	398	430
Leasehold improvements	287	307
Furniture and equipment	133	131
Telecommunications equipment	95	104
Land	59	59
Construction in progress	7	17

Total equipment, office facilities, and property	2,502	2,487
Accumulated depreciation and amortization	(1,827)	(1,802)

Total equipment, office facilities, and property – net	$675	$ 685

Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Gross Carrying Value of Intangible Assets and Accumulated Amortization

The gross carrying value of intangible assets and accumulated amortization was:

	December 31, 2012			December 31, 2011

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value

Customer relationships	$ 279	$ 51	$ 228	$ 245	$ 17	$ 228
Technology	89	16	73	88	6	82
Trade name	17	2	15	15	1	14
Other	5	2	3	2	-	2

Total intangible assets	$ 390	$ 71	$ 319	$ 350	$ 24	$ 326

Estimated Future Annual Amortization Expense for Intangible Assets	Estimated future annual amortization expense for intangible assets as of December 31, 2012, is as follows:

2013	$49
2014	$43
2015	$40
2016	$38
2017	$35
Thereafter	$114

Changes in Carrying Amount of Goodwill as Allocated to Reportable Segments

The changes in the carrying amount of goodwill, as allocated to the Company’s reportable segments for purposes of testing goodwill for impairment going forward, are presented in the following table:

	Investor Services	Advisor Services	Total

Balance at December 31, 2011	$1,083	$78	$1,161
Goodwill acquired and other changes during the period	45	22	67

Balance at December 31, 2012	$1,128	$100	$1,228

Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Components of Other Assets

The components of other assets are as follows:

December 31,	2012	2011

Accounts receivable (1)	$417	$330
Interest and dividends receivable	150	142
Prepaid expenses	114	153
Other investments	59	57
Deferred tax asset – net	-	27
Other	73	109

Total other assets	$813	$818

(1)	Accounts receivable includes accrued service fee income and a receivable from the Company’s loan servicer.

Deposits from Banking Clients (Tables)	12 Months Ended
Dec. 31, 2012
Deposits from Banking Clients Consisting of Interest Bearing and Noninterest Bearing Deposits

Deposits from banking clients consist of interest-bearing and non-interest-bearing deposits as follows:

December 31,	2012	2011

Interest-bearing deposits:
Deposits swept from brokerage accounts	$58,229	$40,617
Checking	11,632	10,765
Savings and other	9,089	8,997

Total interest-bearing deposits	78,950	60,379

Non-interest-bearing deposits	427	475

Total deposits from banking clients	$79,377	$60,854

Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt Including Unamortized Debt Discounts and Premiums

Long-term debt including unamortized debt discounts and premiums, where applicable, consists of the following:

December 31,	2012	2011

Senior Notes	$ 1,288	$ 1,450
Senior Medium-Term Notes, Series A	249	249
Finance lease obligation	95	100
Junior Subordinated Notes	-	202

Total long-term debt	$ 1,632	$ 2,001

Annual Maturities on Long-term Debt Outstanding

Annual maturities on long-term debt outstanding at December 31, 2012, are as follows:

2013	$6
2014	6
2015	357
2016	7
2017	258
Thereafter	1,017

Total maturities	1,651
Unamortized discount, net	(19)

Total long-term debt	$1,632

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Annual Minimum Rental Commitments, Net of Contractual Subleases

Future annual minimum rental commitments under these leases, net of contractual subleases, at December 31, 2012, are as follows:

	Operating Leases	Subleases	Net

2013	$ 112	$ 31	$ 81
2014	97	28	69
2015	85	28	57
2016	74	28	46
2017	62	22	40
Thereafter	108	11	97

Total	$ 538	$ 148	$ 390

Purchase Obligations	At December 31, 2012, the Company has purchase obligations as follows:

2013	$159
2014	104
2015	35
2016	7
2017	-
Thereafter	1

Total	$306

Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value

The following tables present the fair value hierarchy for assets measured at fair value. Liabilities recorded at fair value were not material, and therefore are not included in the following tables:

December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at Fair Value

Cash equivalents:
Money market funds	$413	$-	$-	$413
Commercial paper	-	1,076	-	1,076

Total cash equivalents	413	1,076	-	1,489
Investments segregated and on deposit for regulatory purposes:
Certificates of deposit	-	2,976	-	2,976
U.S. Government securities	-	1,767	-	1,767

Total investments segregated and on deposit for regulatory purposes	-	4,743	-	4,743
Other securities owned:
Schwab Funds® money market funds	329	-	-	329
Equity and bond mutual funds	217	-	-	217
State and municipal debt obligations	-	48	-	48
Equity, U.S. Government and corporate debt, and other securities	2	40	-	42

Total other securities owned	548	88	-	636
Securities available for sale:
U.S. agency mortgage-backed securities	-	20,476	-	20,476
Asset-backed securities	-	8,164	-	8,164
Corporate debt securities	-	6,256	-	6,256
Certificates of deposit	-	6,161	-	6,161
U.S. agency notes	-	3,464	-	3,464
Non-agency residential mortgage-backed securities	-	733	-	733
Commercial paper	-	574	-	574
Other securities	-	295	-	295

Total securities available for sale	-	46,123	-	46,123

Total	$961	$52,030	$-	$52,991

December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at Fair Value

Cash equivalents:
Money market funds	$ 8	$ -	$ -	$ 8
Commercial paper	-	814	-	814

Total cash equivalents	8	814	-	822
Investments segregated and on deposit for regulatory purposes:
Certificates of deposit	-	2,374	-	2,374
Corporate debt securities	-	767	-	767
U.S. Government securities	-	650	-	650

Total investments segregated and on deposit for regulatory purposes	-	3,791	-	3,791
Other securities owned:
Schwab Funds® money market funds	332	-	-	332
Equity and bond mutual funds	183	-	-	183
State and municipal debt obligations	-	46	-	46
Equity, U.S. Government and corporate debt, and other securities	12	20	-	32

Total other securities owned	527	66	-	593
Securities available for sale:
U.S. agency mortgage-backed securities	-	20,921	-	20,921
Asset-backed securities	-	2,635	-	2,635
Corporate debt securities	-	3,571	-	3,571
Certificates of deposit	-	3,622	-	3,622
U.S. agency notes	-	1,800	-	1,800
Non-agency residential mortgage-backed securities	-	907	-	907
Commercial paper	-	225	-	225
Other securities	-	284	-	284

Total securities available for sale	-	33,965	-	33,965

Total	$ 535	$ 38,636	$ -	$ 39,171

Fair Value Hierarchy for Financial Instruments Not Recorded at Fair Value

The following table presents the fair value hierarchy for financial instruments not recorded at fair value at December 31, 2012:

		Quoted Prices
		in Active Markets	Significant	Significant
		for Identical	Other Observable	Unobservable
	Carrying	Assets	Inputs	Inputs	Balance at
	Amount	(Level 1)	(Level 2)	(Level 3)	Fair Value

Assets:
Cash and cash equivalents	$11,174	$-	$11,174	$-	$11,174
Cash and investments segregated and on deposit for regulatory purposes	23,723	-	23,723	-	23,723
Receivables from brokers, dealers, and clearing organizations	333	-	333	-	333
Receivables from brokerage clients – net	13,453	-	13,453	-	13,453
Securities held to maturity:
U.S. agency mortgage-backed securities	17,750	-	18,289	-	18,289
Other securities	444	-	443	-	443

Total securities held to maturity	18,194	-	18,732	-	18,732
Loans to banking clients – net:
Residential real estate mortgages	6,471	-	6,687	-	6,687
Home equity lines of credit	3,267	-	3,295	-	3,295
Personal loans secured by securities	963	-	963	-	963
Other	25	-	24	-	24

Total loans to banking clients – net	10,726	-	10,969	-	10,969
Other assets	64	-	64	-	64

Total	$77,667	$-	$78,448	$-	$78,448

Liabilities:
Deposits from banking clients	$79,377	$-	$79,377	$-	$79,377
Payables to brokers, dealers, and clearing organizations	1,068	-	1,068	-	1,068
Payables to brokerage clients	40,330	-	40,330	-	40,330
Accrued expenses and other liabilities	353	-	353	-	353
Long-term debt	1,632	-	1,782	-	1,782

Total	$122,760	$-	$122,910	$-	$122,910

Fair Value Estimates for Financial Instruments Excluding Short Term Financial Assets and Liabilities and Financial Instruments Recorded at Fair Value

The table below presents the Company’s fair value estimates for financial instruments not recorded at fair value at December 31, 2011. The table excludes short-term financial assets and liabilities, for which carrying amounts approximate fair value, and financial instruments recorded at fair value.

	Carrying	Fair
	Amount	Value

Financial Assets:
Securities held to maturity	$15,108	$15,539
Loans to banking clients – net	$9,812	$9,671
Loans held for sale	$70	$73

Financial Liabilities:
Long-term debt	$2,001	$2,159

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Preferred Stock Issued and Outstanding

The Company’s preferred stock issued and outstanding as of December 31, 2012, are as follows:

	Shares
	Issued and	Liquidation
	Outstanding	Preference	Liquidation	Carrying
	(In thousands)	Per Share	Preference	Value

Series A	400	$1,000	$400	$394
Series B	485	$1,000	485	471

Total Preferred Stock	885		$885	$865

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Components of Comprehensive Income (loss)

The components of other comprehensive income (loss) are as follows:

Year Ended December 31,	2012			2011			2010

	Before	Tax	Net of	Before	Tax	Net of	Before	Tax	Net of
	tax	effect	tax	tax	effect	tax	tax	effect	tax

Change in net unrealized gain on
Securities available for sale:
Net unrealized gain	$470	$(177)	$293	$(43)	$16	$(27)	$300	$(115)	$185
Reclassification of impairment charges included in earnings	32	(12)	20	31	(12)	19	36	(14)	22
Other reclassifications included in earnings	(38)	14	(24)	1	-	1	1	-	1

Change in net unrealized gain on securities available for sale	464	(175)	289	(11)	4	(7)	337	(129)	208

Other	1	-	1	(1)	-	(1)	(1)	-	(1)

Other comprehensive (loss) income	$465	$(175)	$290	$(12)	$4	$(8)	$336	$(129)	$207

Accumulated Other Comprehensive Income (loss) Balances

Accumulated other comprehensive income (loss) balances are as follows:

			Total
	Net unrealized gain		accumulated other
	on securities available for sale	Other	comprehensive income

Balance at December 31, 2009	$(191)	$-	$(191)
Other net changes	208	(1)	207

Balance at December 31, 2010	$17	$(1)	$16
Other net changes	(7)	(1)	(8)

Balance at December 31, 2011	$10	$(2)	$8
Other net changes	289	1	290

Balance at December 31, 2012	$299	$(1)	$298

Employee Incentive, Retirement, and Deferred Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation Expense and Related Income Tax Benefit

A summary of the Company’s stock-based compensation and related income tax benefit is as follows:

Year Ended December 31,	2012	2011	2010

Stock option expense	$57	$61	$53
Restricted stock unit expense	40	23	10
Restricted stock award expense	5	12	21
Employee stock purchase plan expense	3	3	3

Total stock-based compensation expense	$105	$99	$87

Income tax benefit on stock-based compensation	$(39)	$(37)	$(33)

Stock Option Activity

The Company’s stock option activity is summarized below:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
	Number	Exercise Price	Contractual	Intrinsic
	of Options	per Share	Life (in years)	Value

Outstanding at December 31, 2011	58	$ 16.20
Granted	11	$ 13.51
Exercised	(4)	$ 10.81
Forfeited	(2)	$ 13.99
Expired	(6)	$ 16.80

Outstanding at December 31, 2012	57	$ 16.04	6.70	$ 39

Vested and expected to vest at December 31, 2012	54	$ 16.16	6.59	$ 36

Vested and exercisable at December 31, 2012	31	$ 17.73	5.11	$ 13

Information on Stock Options Granted and Exercised

Information on stock options granted and exercised is presented below:

Year Ended December 31,	2012	2011	2010

Weighted-average fair value of options granted per share	$4.07	$4.16	$5.36
Cash received from options exercised	$35	$96	$35
Tax benefit realized on options exercised	$1	$7	$5
Aggregate intrinsic value of options exercised	$9	$38	$17

Assumptions Used to Value Options Granted and Their Expected Lives

The assumptions used to value the Company’s options granted during the years presented and their expected lives were as follows:

Year Ended December 31,	2012	2011	2010

Weighted-average expected dividend yield	.99%	.85%	.71%
Weighted-average expected volatility	31%	36%	35%
Weighted-average risk-free interest rate	1.8%	2.1%	2.8%
Expected life (in years)	3.0 – 6.7	0.0 – 6.3	3.0 – 5.9

Restricted Stock Units Activity

The Company’s restricted stock units activity is summarized below:

		Weighted-
		Average Grant
	Number	Date Fair Value
	of Units	per Unit

Outstanding at December 31, 2011	8	$ 13.23
Granted	6	$ 13.60
Vested	(2)	$ 13.55
Forfeited	(1)	$ 13.29

Outstanding at December 31, 2012	11	$ 13.34

Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense

The components of income tax expense are as follows:

Year Ended December 31,	2012	2011	2010

Current:
Federal	$489	$424	$326
State	28	52	50

Total current	517	476	376

Deferred:
Federal	5	44	(43)
State	-	8	(8)

Total deferred	5	52	(51)

Taxes on income	$522	$528	$325

Temporary Differences That Created Deferred Tax Assets and Liabilities

The temporary differences that created deferred tax assets and liabilities are detailed below:

December 31,	2012	2011

Deferred tax assets:
Employee compensation, severance, and benefits	$189	$173
Reserves and allowances	37	40
Facilities lease commitments	35	37
Net operating loss carryforwards	6	5
State and local taxes	-	8
Other	-	5

Total deferred tax assets	267	268
Valuation allowance	(3)	(1)

Deferred tax assets – net of valuation allowance	264	267

Deferred tax liabilities:
Net unrealized gain on securities available for sale	(179)	(5)
Depreciation and amortization	(166)	(162)
Capitalized internal-use software development costs	(50)	(42)
Deferred loan costs	(15)	(20)
Deferred cancellation of debt income	(11)	(11)
Deferred Senior Note exchange	(6)	-
Other	(7)	-

Total deferred tax liabilities	(434)	(240)

Deferred tax (liability) asset – net (1)	$(170)	$27

(1)	Amounts are included in accrued expenses and other liabilities and other assets at December 31, 2012 and 2011, respectively.

Reconciliation of Federal Statutory Income Tax Rate to Effective Income Tax Rate

A reconciliation of the federal statutory income tax rate to the effective income tax rate is as follows:

Year Ended December 31,	2012	2011	2010

Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit (1)	1.2	2.5	3.3
Non-deductible penalties (2)	-	-	2.7
Other	(0.2)	0.4	0.7

Effective income tax rate	36.0%	37.9%	41.7%

(1)	Includes the impact of a non-recurring state tax benefit of $20 million recorded in the third quarter of 2012.
(2)	Includes the impact of regulatory settlements relating to the Schwab YieldPlus Fund in 2010.

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

December 31,	2012	2011

Balance at beginning of year	$13	$11
Additions for tax positions related to the current year	1	1
Additions for tax positions related to prior years	1	2
Reductions due to lapse of statute of limitations	(2)	(1)
Reductions for settlements with tax authorities	(1)	-

Balance at end of year	$12	$13

Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
EPS under Basic and Diluted Computations

EPS under the basic and diluted computations is as follows:

Year Ended December 31,	2012	2011	2010

Net income	$928	$864	$454
Preferred stock dividends	(45)	-	-

Net income available to common stockholders	$883	$864	$454

Weighted-average common shares outstanding — basic	1,274	1,227	1,191
Common stock equivalent shares related to stock incentive plans	1	2	3

Weighted-average common shares outstanding — diluted (1)	1,275	1,229	1,194

Basic EPS	$.69	$.70	$.38
Diluted EPS	$.69	$.70	$.38

(1)	Antidilutive stock options and restricted stock awards excluded from the calculation of diluted EPS totaled 74 million, 63 million, and 52 million shares in 2012, 2011, and 2010, respectively.

Regulatory Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital and Ratios

The regulatory capital and ratios for Schwab Bank are as follows:

			Minimum Capital		Minimum to be
	Actual		Requirement		Well Capitalized

	Amount	Ratio	Amount	Ratio	Amount	Ratio

December 31, 2012
Tier 1 Risk-Based Capital	$5,707	20.0%	$1,139	4.0%	$1,709	6.0%
Total Risk-Based Capital	$5,760	20.2%	$2,279	8.0%	$2,848	10.0%
Tier 1 Leverage	$5,707	6.7%	$3,412	4.0%	$4,266	5.0%
Tangible Equity	$5,707	6.7%	$1,706	2.0%	N/A

December 31, 2011
Tier 1 Risk-Based Capital	$4,984	23.4%	$850	4.0%	$1,276	6.0%
Total Risk-Based Capital	$5,036	23.7%	$1,701	8.0%	$2,126	10.0%
Tier 1 Leverage	$4,984	7.5%	$2,642	4.0%	$3,302	5.0%
Tangible Equity	$4,984	7.5%	$1,321	2.0%	N/A

N/A Not applicable.

Net Capital and Net Capital Requirements for Schwab and optionsXpress, Inc.

Net capital and net capital requirements for Schwab and optionsXpress, Inc. at December 31, 2012, are as follows:

	Net Capital	% of Aggregate Debit Balances	Minimum Net Capital Required	2% of Aggregate Debit Balances	Net Capital in Excess of Required Net Capital	Net Capital in Excess of 5% of Aggregate Debit Balances

Schwab	$1,365	9%	$0.250	$297	$1,068	$623
optionsXpress, Inc.	$87	40%	$1	$5	$82	$76

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information for Reportable Segments

Financial information for the Company’s reportable segments is presented in the following table:

	Investor Services			Advisor Services			Unallocated			Total

Year Ended December 31,	2012	2011	2010	2012	2011	2010	2012	2011	2010	2012	2011	2010

Net Revenues
Asset management and administration fees	$1,436	$1,357	$1,275	$607	$571	$547	$-	$-	$-	$2,043	$1,928	$1,822
Net interest revenue	1,559	1,542	1,363	205	183	161	-	-	-	1,764	1,725	1,524
Trading revenue	612	667	598	255	260	232	1	-	-	868	927	830
Other – net(1)	123	98	80	62	62	55	71	-	-	256	160	135
Provision for loan losses	(15)	(16)	(24)	(1)	(2)	(3)	-	-	-	(16)	(18)	(27)
Net impairment losses on securities	(29)	(29)	(34)	(3)	(2)	(2)	-	-	-	(32)	(31)	(36)

Total net revenues	3,686	3,619	3,258	1,125	1,072	990	72	-	-	4,883	4,691	4,248

Expenses Excluding Interest (2)	2,693	2,569	2,331	739	731	694	1	(1)	444	3,433	3,299	3,469

Income before taxes on income	$993	$1,050	$927	$386	$341	$296	$71	$1	$(444)	$1,450	$1,392	$779

Taxes on income										522	528	325

Net Income										$928	$864	$454

Capital expenditures	$98	$134	$102	$40	$56	$25	$-	$-	$-	$138	$190	$127

Depreciation and amortization	$157	$122	$107	$39	$33	$38	$-	$-	$1	$196	$155	$146

(1)	Unallocated amount includes a pre-tax gain of $70 million relating to a confidential resolution of a vendor dispute in 2012.
(2)	Unallocated amount primarily includes class action litigation and regulatory reserves of $320 million and money market mutual fund charges of $132 million in 2010.

The Charles Schwab Corporation - Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Statements of Income

Condensed Statements of Income

Year Ended December 31,	2012	2011	2010

Interest revenue	$6	$4	$3
Interest expense	(97)	(103)	(86)

Net interest revenue	(91)	(99)	(83)
Other revenues – net	(30)	8	6
Expenses excluding interest	(23)	(30)	(18)

Loss before income tax benefit and equity in net income of subsidiaries	(144)	(121)	(95)
Income tax benefit	58	43	36

Loss before equity in net income of subsidiaries	(86)	(78)	(59)
Equity in net income of subsidiaries:
Equity in undistributed net income of subsidiaries	662	600	478
Dividends from bank subsidiary	50	150	-
Dividends from non-bank subsidiaries	302	192	35

Net Income	928	864	454

Preferred stock dividends	45	-	-

Net Income Available to Common Stockholders	$883	$864	$454

Condensed Balance Sheets
Condensed Balance Sheets

December 31,	2012	2011

Assets
Cash and cash equivalents	$1,339	$852
Receivables from subsidiaries	80	57
Other securities owned – at fair value	74	77
Loans to non-bank subsidiaries	404	363
Investment in non-bank subsidiaries	3,615	3,363
Investment in bank subsidiary	6,022	5,009
Other assets	88	68

Total assets	$11,622	$9,789

Liabilities and Stockholders’ Equity
Accrued expenses and other liabilities	$482	$158
Payables to subsidiaries	14	16
Long-term debt	1,537	1,901

Total liabilities	2,033	2,075

Stockholders’ equity	9,589	7,714

Total liabilities and stockholders’ equity	$11,622	$9,789

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

Year Ended December 31,	2012	2011	2010

Cash Flows from Operating Activities
Net income	$928	$864	$454
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(662)	(591)	(478)
Provision for deferred income taxes	9	3	3
Other	39	1	(3)
Net change in:
Receivables from brokers, dealers, and clearing organizations	-	-	11
Other securities owned	3	6	422
Other assets	(21)	26	40
Accrued expenses and other liabilities	(5)	(76)	(2)

Net cash provided by operating activities	291	233	447

Cash Flows from Investing Activities
Due from subsidiaries – net	43	24	63
Increase in investments in subsidiaries	(307)	(366)	(1,025)
Other investing activities	-	8	4

Net cash used for investing activities	(264)	(334)	(958)

Cash Flows from Financing Activities
Issuance of commercial paper	300	-	-
Issuance of long-term debt	350	-	701
Repayment of long-term debt	(727)	-	(200)
Premium paid on debt exchange	(19)	-	-
Net proceeds from preferred stock offering	863	-	-
Net proceeds from common stock offering	-	-	543
Dividends paid	(337)	(295)	(288)
Proceeds from stock options exercised and other	35	96	35
Other financing activities	(5)	3	(6)

Net cash provided by (used for) financing activities	460	(196)	785

Increase (Decrease) in Cash and Cash Equivalents	487	(297)	274
Cash and Cash Equivalents at Beginning of Year	852	1,149	875

Cash and Cash Equivalents at End of Year	$1,339	$852	$1,149

Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information
28.	Quarterly Financial Information (Unaudited)

	Fourth Quarter	Third Quarter	Second Quarter	First Quarter

Year Ended December 31, 2012:
Net Revenues	$1,215	$1,196	$1,283	$1,189
Expenses Excluding Interest	$871	$835	$851	$876
Net Income	$211	$247	$275	$195
Net Income Available to Common Stockholders	$189	$238	$261	$195
Weighted Average Common Shares Outstanding – Diluted	1,278	1,275	1,274	1,273
Basic Earnings Per Common Share	$.15	$.19	$.20	$.15
Diluted Earnings Per Common Share	$.15	$.19	$.20	$.15
Dividends Declared Per Common Share	$.06	$.06	$.06	$.06
Range of Common Stock Price Per Share:
High	$14.47	$14.43	$14.76	$15.38
Low	$12.50	$12.14	$11.83	$11.61
Range of Price/Earnings Ratio (1):
High	21	22	22	23
Low	18	18	18	18

Year Ended December 31, 2011:
Net Revenues	$1,113	$1,181	$1,190	$1,207
Expenses Excluding Interest	$861	$821	$804	$813
Net Income	$163	$220	$238	$243
Net Income Available to Common Stockholders	$163	$220	$238	$243
Weighted Average Common Shares Outstanding – Diluted	1,271	1,229	1,210	1,207
Basic Earnings Per Common Share	$.13	$.18	$.20	$.20
Diluted Earnings Per Common Share	$.13	$.18	$.20	$.20
Dividends Declared Per Common Share	$.06	$.06	$.06	$.06
Range of Common Stock Price Per Share:
High	$13.41	$16.72	$18.72	$19.45
Low	$10.75	$11.03	$15.78	$17.16
Range of Price/Earnings Ratio (1):
High	19	25	31	34
Low	15	16	26	30

(1)	Price/earnings ratio is computed by dividing the high and low market prices by diluted earnings per common share for the preceding 12-month period ending on the last day of the quarter presented.

Introduction and Basis of Presentation - Additional Information (Detail)	Dec. 31, 2012 State Location
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Minimum number of domestic branch offices	300
States with domestic branch offices	45

Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Equipment and office facilities | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life, Property, Plant and Equipment	3 years
Equipment and office facilities | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life, Property, Plant and Equipment	10 years
Buildings | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life, Property, Plant and Equipment	20 years
Buildings | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life, Property, Plant and Equipment	40 years
Software and costs for purchasing or developing software | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life, Software and certain costs incurred for purchasing or developing software	3 years
Software and costs for purchasing or developing software | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life, Software and certain costs incurred for purchasing or developing software	5 years

Business Acquisitions - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	4 Months Ended	12 Months Ended					1 Months Ended
	Dec. 31, 2011 OptionsXpress Holdings, Inc.	Dec. 31, 2012 OptionsXpress Holdings, Inc.		Dec. 31, 2011 OptionsXpress Holdings, Inc.	Dec. 31, 2010 OptionsXpress Holdings, Inc.	Sep. 01, 2011 OptionsXpress Holdings, Inc.	Dec. 14, 2012 Thomas Partners, Inc.	Dec. 14, 2012 Thomas Partners, Inc. Investor Services	Dec. 14, 2012 Thomas Partners, Inc. Advisor Services	Nov. 09, 2010 Windward Investment Management Inc
Business Acquisition [Line Items]
Business acquisition, consideration paid		$ 714	[1]			$ 714
Common shares issued per each share of acquiree						1.02
Business acquisition, common stock issued share						59,000,000
Fair value of common stock issued		710				710
Business acquisition, other noncash consideration		4				4				106
Net revenue, acquiree	68	179
Net income, acquiree		6
Business Acquisition, Purchase price allocation for goodwill		511				511	68	44	24
Business acquisition, intangible assets						285	36
Acquisition related costs, after tax, incurred by the Company and excluded from proforma net income				16
Acquisition related costs, before tax, incurred by optionsXpress Holdings, Inc., prior to the acquisition date and excluded from proforma net income				15
Amortization of purchase accounting adjustments related to intangible assets of optionsXpress Holdings, Inc., net of tax				20	22
Business acquisition in cash							$ 85			$ 44
Intangible assets, amortization period							11 years

[1]	Represents a non-cash investing activity.

Summary of Allocation of Purchase Price to Net Assets of optionsXpress (Detail) (OptionsXpress Holdings, Inc., USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Sep. 01, 2011
OptionsXpress Holdings, Inc.
Business Acquisition [Line Items]
Fair value of common stock issued	$ 710		$ 710
Fair value of equity awards assumed	4		4
Total consideration paid	714	[1]	714
Fair value of net assets acquired	203		203
Acquisition-related goodwill	$ 511		$ 511

[1]	Represents a non-cash investing activity.

Summary of Fair Values of Assets Acquired and Liabilities Assumed as of Acquisition Date (Detail) (OptionsXpress Holdings, Inc., USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 01, 2011
OptionsXpress Holdings, Inc.
Assets
Cash and cash equivalents		$ 84
Cash and investments segregated and on deposit for regulatory purposes		1,074
Receivables from brokers, dealers, and clearing organizations		40
Receivables from brokerage clients		185
Other securities owned - at fair value		32
Intangible assets		285
Other assets		25
Total assets acquired		1,725	[1]
Liabilities
Payables to brokerage clients		1,221
Deferred tax liability		95
Long-term debt		110	[2]
Accrued expenses and other liabilities		96
Total liabilities assumed		1,522	[1]
Net assets acquired	$ 203	$ 203

[1]	All assets and liabilities, except for cash and cash equivalents, represent non-cash investing activities.
[2]	The Company paid off long-term debt acquired from optionsXpress subsequent to the date of acquisition in September 2011.

Summary of Estimated Fair Value and Useful Lives of Intangible Assets (Detail) (OptionsXpress Holdings, Inc., USD $) In Millions, unless otherwise specified	1 Months Ended
Sep. 01, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 285
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	200
Estimated Useful Life (In Years)	11 years
Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	70
Estimated Useful Life (In Years)	9 years
Trade Name
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 15
Estimated Useful Life (In Years)	9 years

Pro Forma Results of Operations (Detail) (OptionsXpress Holdings, Inc., USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
OptionsXpress Holdings, Inc.
Business Acquisition [Line Items]
Net revenues	$ 4,857	$ 4,479
Net income	$ 896	$ 481
Basic EPS	$ 0.71	$ 0.39
Diluted EPS	$ 0.71	$ 0.38

Receivables from Brokerage Clients - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Receivables from Brokerage Clients [Line Items]
Margin loans to brokerage clients	$ 11.6	$ 10.2
Average yield earned on margin loans	4.08%	4.39%

Summary of Other Securities Owned (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Securities Owned [Line Items]
Other securities owned	$ 636	$ 593
Schwab Funds money market funds
Other Securities Owned [Line Items]
Other securities owned	329	332
Equity and bond mutual funds
Other Securities Owned [Line Items]
Other securities owned	217	183
State and municipal debt obligations
Other Securities Owned [Line Items]
Other securities owned	48	46
Equity, U.S. Government and corporate debt, and other securities
Other Securities Owned [Line Items]
Other securities owned	$ 42	$ 32

Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Securities Available for Sale and Securities Held to Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Investment [Line Items]
Securities available for sale Amortized Cost	$ 45,644		$ 33,950
Securities available for sale Gross Unrealized Gains	552		288
Securities available for sale Gross Unrealized Losses	73		273
Securities available for sale	46,123		33,965
Securities held to maturity	18,194		15,108
Securities held to maturity Gross Unrealized Gains	558		433
Securities held to maturity Gross Unrealized Losses	20		2
Securities held to maturity, fair value	18,732		15,539
U.S. agency mortgage-backed securities
Investment [Line Items]
Securities available for sale Amortized Cost	20,080		20,666
Securities available for sale Gross Unrealized Gains	396		269
Securities available for sale Gross Unrealized Losses			14
Securities available for sale	20,476	[1]	20,921
Securities held to maturity	17,750		14,770
Securities held to maturity Gross Unrealized Gains	558		430
Securities held to maturity Gross Unrealized Losses	19		2
Securities held to maturity, fair value	18,289	[1]	15,198
Asset-backed securities
Investment [Line Items]
Securities available for sale Amortized Cost	8,104		2,638
Securities available for sale Gross Unrealized Gains	62		4
Securities available for sale Gross Unrealized Losses	2		7
Securities available for sale	8,164		2,635
Corporate debt securities
Investment [Line Items]
Securities available for sale Amortized Cost	6,197		3,592
Securities available for sale Gross Unrealized Gains	61		5
Securities available for sale Gross Unrealized Losses	2		26
Securities available for sale	6,256		3,571
Certificates of deposit
Investment [Line Items]
Securities available for sale Amortized Cost	6,150		3,623
Securities available for sale Gross Unrealized Gains	12		2
Securities available for sale Gross Unrealized Losses	1		3
Securities available for sale	6,161		3,622
U.S. agency notes
Investment [Line Items]
Securities available for sale Amortized Cost	3,465		1,795
Securities available for sale Gross Unrealized Gains	2		5
Securities available for sale Gross Unrealized Losses	3
Securities available for sale	3,464		1,800
Non-agency residential mortgage-backed securities
Investment [Line Items]
Securities available for sale Amortized Cost	796		1,130
Securities available for sale Gross Unrealized Gains	2
Securities available for sale Gross Unrealized Losses	65		223
Securities available for sale	733	[1]	907
Commercial paper
Investment [Line Items]
Securities available for sale Amortized Cost	574		225
Securities available for sale	574		225
Other securities
Investment [Line Items]
Securities available for sale Amortized Cost	278		281
Securities available for sale Gross Unrealized Gains	17		3
Securities available for sale	295		284
Securities held to maturity	444		338
Securities held to maturity Gross Unrealized Gains			3
Securities held to maturity Gross Unrealized Losses	1
Securities held to maturity, fair value	$ 443		$ 341

[1]	Mortgage-backed securities have been allocated to maturity groupings based on final contractual maturities. Actual maturities will differ from final contractual maturities because borrowers on a certain portion of loans underlying these securities have the right to prepay their obligations.

Securities with Unrealized Losses, Aggregated by Category and Period of Continuous Unrealized Loss (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Investment [Line Items]
Securities available for sale Less than 12 months Fair Value	$ 3,625		$ 11,086
Securities available for sale Less than 12 months Unrealized Losses	7		57
Securities available for sale 12 months or longer Fair Value	1,350		898
Securities available for sale 12 months or longer Unrealized Losses	66		216
Total Securities available for sale with unrealized losses Total Fair Value	4,975		11,984
Total Securities available for sale with unrealized losses Total Unrealized Losses	73		273
Securities held to maturity Less than 12 months Fair Value	2,920		384
Securities held to maturity Less than 12 months Unrealized Losses	20		2
Securities held to maturity 12 months or longer Fair Value
Securities held to maturity 12 months or longer Unrealized Losses
Total Securities held to maturity with unrealized losses Total Fair Value	2,920		384
Total Securities held to maturity with unrealized losses Total Unrealized Losses	20		2
Securities Less than 12 months Fair Value	6,545	[1]	11,470	[2]
Securities Less than 12 months Unrealized Losses	27	[1]	59	[2]
Securities 12 months or longer Fair Value	1,350	[1]	898	[2]
Securities 12 months or longer Unrealized Losses	66	[1]	216	[2]
Total securities with unrealized losses Total Fair Value	7,895	[1]	12,368	[2]
Total securities with unrealized losses Total Unrealized Losses	93	[1]	275	[2]
U.S. agency mortgage-backed securities
Investment [Line Items]
Securities available for sale Less than 12 months Fair Value			5,551
Securities available for sale Less than 12 months Unrealized Losses			14
Total Securities available for sale with unrealized losses Total Fair Value			5,551
Total Securities available for sale with unrealized losses Total Unrealized Losses			14
Securities held to maturity Less than 12 months Fair Value	2,680		384
Securities held to maturity Less than 12 months Unrealized Losses	19		2
Securities held to maturity 12 months or longer Fair Value
Securities held to maturity 12 months or longer Unrealized Losses
Total Securities held to maturity with unrealized losses Total Fair Value	2,680		384
Total Securities held to maturity with unrealized losses Total Unrealized Losses	19		2
Other securities
Investment [Line Items]
Securities held to maturity Less than 12 months Fair Value	240
Securities held to maturity Less than 12 months Unrealized Losses	1
Securities held to maturity 12 months or longer Fair Value
Securities held to maturity 12 months or longer Unrealized Losses
Total Securities held to maturity with unrealized losses Total Fair Value	240
Total Securities held to maturity with unrealized losses Total Unrealized Losses	1
Asset-backed securities
Investment [Line Items]
Securities available for sale Less than 12 months Fair Value			1,368
Securities available for sale Less than 12 months Unrealized Losses			6
Securities available for sale 12 months or longer Fair Value	801		152
Securities available for sale 12 months or longer Unrealized Losses	2		1
Total Securities available for sale with unrealized losses Total Fair Value	801		1,520
Total Securities available for sale with unrealized losses Total Unrealized Losses	2		7
Corporate debt securities
Investment [Line Items]
Securities available for sale Less than 12 months Fair Value	878		1,888
Securities available for sale Less than 12 months Unrealized Losses	2		26
Total Securities available for sale with unrealized losses Total Fair Value	878		1,888
Total Securities available for sale with unrealized losses Total Unrealized Losses	2		26
Certificates of deposit
Investment [Line Items]
Securities available for sale Less than 12 months Fair Value	599		2,158
Securities available for sale Less than 12 months Unrealized Losses	1		3
Total Securities available for sale with unrealized losses Total Fair Value	599		2,158
Total Securities available for sale with unrealized losses Total Unrealized Losses	1		3
U.S. agency notes
Investment [Line Items]
Securities available for sale Less than 12 months Fair Value	2,102
Securities available for sale Less than 12 months Unrealized Losses	3
Total Securities available for sale with unrealized losses Total Fair Value	2,102
Total Securities available for sale with unrealized losses Total Unrealized Losses	3
Non-agency residential mortgage-backed securities
Investment [Line Items]
Securities available for sale Less than 12 months Fair Value	46		121
Securities available for sale Less than 12 months Unrealized Losses	1		8
Securities available for sale 12 months or longer Fair Value	549		746
Securities available for sale 12 months or longer Unrealized Losses	64		215
Total Securities available for sale with unrealized losses Total Fair Value	595		867
Total Securities available for sale with unrealized losses Total Unrealized Losses	$ 65		$ 223

[1]	The number of investment positions with unrealized losses totaled 139 for securities available for sale and 24 for securities held to maturity.
[2]	The number of investment positions with unrealized losses totaled 296 for securities available for sale and 3 for securities held to maturity.

Securities with Unrealized Losses, Aggregated by Category and Period of Continuous Unrealized Loss (Parenthetical) (Detail)	Dec. 31, 2012 Investment	Dec. 31, 2011 Investment
Investment [Line Items]
Number of available for sale securities in unrealized loss positions	139	296
Number of held to maturity securities in unrealized loss positions	24	3

Securities Available for Sale and Securities Held to Maturity - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CreditScore		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale Gross Unrealized Losses	$ 73		$ 273
Fair Isaac & Company minimum credit score for Prime loan origination	620
Securities available for sale Amortized Cost	45,644		33,950
Securities available for sale	46,123		33,965
Cash and cash equivalents	12,663		8,679		4,931		8,241
Loan-to-deposit ratio	14.00%
Net impairment losses on securities	32	[1]	31	[1]	36	[1]
Alt-A residential mortgage backed securities
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale Amortized Cost	308
Securities available for sale	$ 269

[1]	Net impairment losses on securities include total other-than-temporary impairment losses of $15 million, $18 million, and $41 million, net of $(17) million, $(13) million, and $5 million recognized in other comprehensive income in 2012, 2011, and 2010, respectively.

Rollforward Amount of Credit Losses Recognized in Earnings for OTTI Securities Held by Company for Portion of Impairment Recognized in Other Comprehensive Income (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Balance at beginning of year	$ 127	$ 96	$ 60
Credit losses recognized into current year earnings on debt securities for which an other-than-temporary impairment was not previously recognized	6	6	7
Credit losses recognized into current year earnings on debt securities for which an other-than-temporary impairment was previously recognized	26	25	29
Balance at end of year	$ 159	$ 127	$ 96

Maturities of Securities Available for Sale and Securities Held to Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Investment [Line Items]
Securities available for sale fair value Within 1 year	$ 6,280
Securities available for sale fair value After 1 year through 5 years	8,265
Securities available for sale fair value After 5 years through 10 years	7,230
Securities available for sale fair value After 10 years	24,348
Securities available for sale	46,123		33,965
Securities available for sale Within 1 year amortized cost	6,268
Securities available for sale After 1 year through 5 years amortized cost	8,201
Securities available for sale After 5 years through 10 years amortized cost	7,062
Securities available for sale After 10 years amortized cost	24,113
Securities available for sale Amortized Cost	45,644		33,950
Securities held to maturity Within 1 year
Securities held to maturity After 1 year through 5 years	100
Securities held to maturity After 5 years through 10 years	10,248
Securities held to maturity After 10 years	8,384
Securities held to maturity, fair value	18,732		15,539
Securities held to maturity Within 1 year amortized cost
Securities held to maturity After 1 year through 5 years amortized cost	100
Securities held to maturity After 5 years through 10 years amortized cost	9,911
Securities held to maturity After 10 years amortized cost	8,183
Securities held to maturity	18,194		15,108
U.S. agency mortgage-backed securities
Investment [Line Items]
Securities available for sale fair value After 1 year through 5 years	40	[1]
Securities available for sale fair value After 5 years through 10 years	4,050	[1]
Securities available for sale fair value After 10 years	16,386	[1]
Securities available for sale	20,476	[1]	20,921
Securities available for sale Amortized Cost	20,080		20,666
Securities held to maturity Within 1 year		[1]
Securities held to maturity After 5 years through 10 years	9,956	[1]
Securities held to maturity After 10 years	8,333	[1]
Securities held to maturity, fair value	18,289	[1]	15,198
Securities held to maturity	17,750		14,770
Asset-backed securities
Investment [Line Items]
Securities available for sale fair value After 1 year through 5 years	438
Securities available for sale fair value After 5 years through 10 years	785
Securities available for sale fair value After 10 years	6,941
Securities available for sale	8,164		2,635
Securities available for sale Amortized Cost	8,104		2,638
Corporate debt securities
Investment [Line Items]
Securities available for sale fair value Within 1 year	1,149
Securities available for sale fair value After 1 year through 5 years	4,883
Securities available for sale fair value After 5 years through 10 years	224
Securities available for sale	6,256		3,571
Securities available for sale Amortized Cost	6,197		3,592
Certificates of deposit
Investment [Line Items]
Securities available for sale fair value Within 1 year	4,557
Securities available for sale fair value After 1 year through 5 years	1,604
Securities available for sale	6,161		3,622
Securities available for sale Amortized Cost	6,150		3,623
U.S. agency notes
Investment [Line Items]
Securities available for sale fair value After 1 year through 5 years	1,300
Securities available for sale fair value After 5 years through 10 years	2,164
Securities available for sale	3,464		1,800
Securities available for sale Amortized Cost	3,465		1,795
Non-agency residential mortgage-backed securities
Investment [Line Items]
Securities available for sale fair value After 5 years through 10 years	7	[1]
Securities available for sale fair value After 10 years	726	[1]
Securities available for sale	733	[1]	907
Securities available for sale Amortized Cost	796		1,130
Commercial paper
Investment [Line Items]
Securities available for sale fair value Within 1 year	574
Securities available for sale	574		225
Securities available for sale Amortized Cost	574		225
Other securities
Investment [Line Items]
Securities available for sale fair value After 10 years	295
Securities available for sale	295		284
Securities available for sale Amortized Cost	278		281
Securities held to maturity Within 1 year
Securities held to maturity After 1 year through 5 years	100
Securities held to maturity After 5 years through 10 years	292
Securities held to maturity After 10 years	51
Securities held to maturity, fair value	443		341
Securities held to maturity	$ 444		$ 338

[1]	Mortgage-backed securities have been allocated to maturity groupings based on final contractual maturities. Actual maturities will differ from final contractual maturities because borrowers on a certain portion of loans underlying these securities have the right to prepay their obligations.

Proceeds and Gross Realized Gains (Losses) from Sales of Securities Available for Sale (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Proceeds	$ 3,336	$ 500	$ 871
Gross realized gains	$ 35	$ 1	$ 1

Composition of Loans to Banking Clients by Loan Segment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to banking clients	$ 10,782	[1]	$ 9,866	[1]
Allowance for loan losses	(56)		(54)		(53)	(45)
Total loans to banking clients - net	10,726		9,812
Residential real estate mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to banking clients	6,507		5,596
Allowance for loan losses	(36)		(40)		(38)
Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to banking clients	3,287		3,509
Allowance for loan losses	(20)		(14)		(15)
Personal loans secured by securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to banking clients	963		742
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to banking clients	$ 25		$ 19

[1]	Loans are evaluated for impairment by loan segment.

Changes in Allowance for Loan Losses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 54	$ 53	$ 45
Charge-offs	(16)	(19)	(20)
Recoveries	2	2	1
Provision for loan losses	16	18	27
Balance at end of period	56	54	53
Residential real estate mortgages
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	40	38
Charge-offs	(7)	(11)
Recoveries	2	1
Provision for loan losses	1	12
Balance at end of period	36	40
Home equity lines of credit
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	14	15
Charge-offs	(9)	(8)
Recoveries		1
Provision for loan losses	15	6
Balance at end of period	$ 20	$ 14

Loans to Banking Clients and Related Allowance for Loan Losses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	$ 48	$ 52
Loans accruing interest contractually 90 days or more past due	0	0
Nonperforming assets, including nonaccrual loans and other real estate owned	$ 54	$ 56
Minimum fair value percentage of collateral to principal amount of loan	100.00%	100.00%

Delinquency Aging Analysis by Loan Class (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 10,699		$ 9,786
30-59 days past due	31		24
60-89 days past due	4		4
Greater than 90 days	48		52
Total past due	83		80
Total loans to banking clients	10,782	[1]	9,866	[1]
Residential real estate mortgages, first mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	6,291		5,380
30-59 days past due	22		16
60-89 days past due	2		2
Greater than 90 days	33		39
Total past due	57		57
Total loans to banking clients	6,348		5,437
Residential real estate mortgages, purchased first mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	154		152
30-59 days past due	1		2
Greater than 90 days	4		5
Total past due	5		7
Total loans to banking clients	159		159
Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,269		3,494
30-59 days past due	5		5
60-89 days past due	2		2
Greater than 90 days	11		8
Total past due	18		15
Total loans to banking clients	3,287		3,509
Personal loans secured by securities
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	963		741
30-59 days past due			1
Total past due			1
Total loans to banking clients	963		742
Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	22		19
30-59 days past due	3
Total past due	3
Total loans to banking clients	$ 25		$ 19

[1]	Loans are evaluated for impairment by loan segment.

Credit Quality of Residential Real Estate Mortgages and HELOCs by Reviewing FICO Scores at Origination, Current FICO Scores, Loan-To-Value Ratio (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	$ 10,782	[1]	$ 9,866	[1]
Residential real estate mortgages, first mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	6,348		5,437
Residential real estate mortgages, first mortgages | Year of origination Pre 2008
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	465		569
Residential real estate mortgages, first mortgages | Year of origination 2008
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	402		538
Residential real estate mortgages, first mortgages | Year of origination 2009
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	305		553
Residential real estate mortgages, first mortgages | Year of origination 2010
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	909		1,757
Residential real estate mortgages, first mortgages | Year of origination 2011
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,270		2,020
Residential real estate mortgages, first mortgages | Year of origination 2012
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	2,997
Residential real estate mortgages, first mortgages | Origination FICO Score Below 620
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	10		9
Residential real estate mortgages, first mortgages | Origination FICO Score 620 Through 679
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	98		108
Residential real estate mortgages, first mortgages | Origination FICO Score 680 Through 739
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,141		1,030
Residential real estate mortgages, first mortgages | Origination FICO Score 740 And Above
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	5,099		4,290
Residential real estate mortgages, first mortgages | Updated FICO Score Below 620
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	54		55
Residential real estate mortgages, first mortgages | Updated FICO Score 620 Through 679
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	191		162
Residential real estate mortgages, first mortgages | Updated FICO Score 680 Through 739
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	940		831
Residential real estate mortgages, first mortgages | Updated FICO Score 740 And Above
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	5,163		4,389
Residential real estate mortgages, first mortgages | Origination Loan To Value Ratio 70 Percent And Below
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	4,189		3,507
Residential real estate mortgages, first mortgages | Origination Loan to Value Ratio Greater Than 70 Percent Through 90 Percent
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	2,142		1,904
Residential real estate mortgages, first mortgages | Origination Loan to Value Ratio Greater Than 90 Percent Through 100 Percent
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	17		26
Residential real estate mortgages, purchased first mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	159		159
Residential real estate mortgages, purchased first mortgages | Year of origination Pre 2008
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	56		60
Residential real estate mortgages, purchased first mortgages | Year of origination 2008
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	6		8
Residential real estate mortgages, purchased first mortgages | Year of origination 2009
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	6		10
Residential real estate mortgages, purchased first mortgages | Year of origination 2010
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	12		17
Residential real estate mortgages, purchased first mortgages | Year of origination 2011
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	53		64
Residential real estate mortgages, purchased first mortgages | Year of origination 2012
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	26
Residential real estate mortgages, purchased first mortgages | Origination FICO Score Below 620
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1		2
Residential real estate mortgages, purchased first mortgages | Origination FICO Score 620 Through 679
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	16		19
Residential real estate mortgages, purchased first mortgages | Origination FICO Score 680 Through 739
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	40		43
Residential real estate mortgages, purchased first mortgages | Origination FICO Score 740 And Above
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	102		95
Residential real estate mortgages, purchased first mortgages | Updated FICO Score Below 620
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	6		7
Residential real estate mortgages, purchased first mortgages | Updated FICO Score 620 Through 679
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	13		11
Residential real estate mortgages, purchased first mortgages | Updated FICO Score 680 Through 739
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	34		44
Residential real estate mortgages, purchased first mortgages | Updated FICO Score 740 And Above
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	106		97
Residential real estate mortgages, purchased first mortgages | Origination Loan To Value Ratio 70 Percent And Below
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	97		91
Residential real estate mortgages, purchased first mortgages | Origination Loan to Value Ratio Greater Than 70 Percent Through 90 Percent
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	54		60
Residential real estate mortgages, purchased first mortgages | Origination Loan to Value Ratio Greater Than 90 Percent Through 100 Percent
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	8		8
Residential real estate mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	6,507		5,596
Weighted Average Updated FICO	768		768
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	0.38%		0.50%
Residential real estate mortgages | Year of origination Pre 2008
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	521		629
Residential real estate mortgages | Year of origination 2008
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	408		546
Residential real estate mortgages | Year of origination 2009
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	311		563
Residential real estate mortgages | Year of origination 2010
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	921		1,774
Residential real estate mortgages | Year of origination 2011
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,323		2,084
Residential real estate mortgages | Year of origination 2012
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	3,023
Residential real estate mortgages | Origination FICO Score Below 620
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	11		11
Residential real estate mortgages | Origination FICO Score 620 Through 679
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	114		127
Residential real estate mortgages | Origination FICO Score 680 Through 739
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,181		1,073
Residential real estate mortgages | Origination FICO Score 740 And Above
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	5,201		4,385
Residential real estate mortgages | Updated FICO Score Below 620
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	60		62
Residential real estate mortgages | Updated FICO Score 620 Through 679
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	204		173
Residential real estate mortgages | Updated FICO Score 680 Through 739
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	974		875
Residential real estate mortgages | Updated FICO Score 740 And Above
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	5,269		4,486
Residential real estate mortgages | Origination Loan To Value Ratio 70 Percent And Below
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	4,286		3,598
Residential real estate mortgages | Origination Loan to Value Ratio Greater Than 70 Percent Through 90 Percent
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	2,196		1,964
Residential real estate mortgages | Origination Loan to Value Ratio Greater Than 90 Percent Through 100 Percent
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	25		34
Residential real estate mortgages | Estimated Current LTV 70 Percent And Below
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	4,162		3,200
Weighted Average Updated FICO	772		773
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	0.05%		0.27%
Residential real estate mortgages | Estimated Current LTV Greater Than 70% through 90%
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,841		1,764
Weighted Average Updated FICO	764		766
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	0.22%		0.41%
Residential real estate mortgages | Estimated Current LTV Greater Than 90% through 100%
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	168		241
Weighted Average Updated FICO	750		758
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	0.51%		1.33%
Residential real estate mortgages | Estimated Current LTV Greater Than 100%
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	336		391
Weighted Average Updated FICO	741		748
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	5.34%		2.34%
Home equity lines of credit
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	3,287		3,509
Weighted Average Updated FICO	767		769
Utilization Rate	42.00%	[2]	43.00%	[2]
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	0.31%		0.25%
Home equity lines of credit | Year of origination Pre 2008
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,187		1,306
Home equity lines of credit | Year of origination 2008
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,151		1,262
Home equity lines of credit | Year of origination 2009
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	338		412
Home equity lines of credit | Year of origination 2010
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	249		311
Home equity lines of credit | Year of origination 2011
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	198		218
Home equity lines of credit | Year of origination 2012
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	164
Home equity lines of credit | Origination FICO Score 620 Through 679
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	23		24
Home equity lines of credit | Origination FICO Score 680 Through 739
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	633		667
Home equity lines of credit | Origination FICO Score 740 And Above
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	2,631		2,818
Home equity lines of credit | Updated FICO Score Below 620
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	49		49
Home equity lines of credit | Updated FICO Score 620 Through 679
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	117		112
Home equity lines of credit | Updated FICO Score 680 Through 739
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	510		520
Home equity lines of credit | Updated FICO Score 740 And Above
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	2,611		2,828
Home equity lines of credit | Origination Loan To Value Ratio 70 Percent And Below
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	2,225		2,378
Home equity lines of credit | Origination Loan to Value Ratio Greater Than 70 Percent Through 90 Percent
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,036		1,091
Home equity lines of credit | Origination Loan to Value Ratio Greater Than 90 Percent Through 100 Percent
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	26		40
Home equity lines of credit | Estimated Current LTV 70 Percent And Below
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,559		1,561
Weighted Average Updated FICO	773		774
Utilization Rate	36.00%	[2]	37.00%	[2]
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	0.14%		0.09%
Home equity lines of credit | Estimated Current LTV Greater Than 70% through 90%
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	1,020		1,099
Weighted Average Updated FICO	766		769
Utilization Rate	46.00%	[2]	46.00%	[2]
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	0.18%		0.26%
Home equity lines of credit | Estimated Current LTV Greater Than 90% through 100%
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	267		328
Weighted Average Updated FICO	759		765
Utilization Rate	54.00%	[2]	54.00%	[2]
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	0.44%		0.16%
Home equity lines of credit | Estimated Current LTV Greater Than 100%
Financing Receivable, Recorded Investment [Line Items]
Loans to banking clients	$ 441		$ 521
Weighted Average Updated FICO	753		755
Utilization Rate	59.00%	[2]	58.00%	[2]
Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status	1.06%		0.75%

[1]	Loans are evaluated for impairment by loan segment.
[2]	The Utilization Rate is calculated using the outstanding HELOC balance divided by the associated total line of credit.

Equipment, Office Facilities, and Property (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Software	$ 1,067	$ 993
Buildings	456	446
Information technology equipment	398	430
Leasehold improvements	287	307
Furniture and equipment	133	131
Telecommunications equipment	95	104
Land	59	59
Construction in progress	7	17
Total equipment, office facilities, and property	2,502	2,487
Accumulated depreciation and amortization	(1,827)	(1,802)
Total equipment, office facilities, and property - net	$ 675	$ 685

Gross Carrying Value of Intangible Assets and Accumulated Amortization (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 390	$ 350
Accumulated Amortization	71	24
Net Carrying Value	319	326
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	279	245
Accumulated Amortization	51	17
Net Carrying Value	228	228
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	89	88
Accumulated Amortization	16	6
Net Carrying Value	73	82
Trade Name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	17	15
Accumulated Amortization	2	1
Net Carrying Value	15	14
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	5	2
Accumulated Amortization	2
Net Carrying Value	$ 3	$ 2

Intangible Assets and Goodwill - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible asset, amortization expense	$ 47	$ 20

Estimated Future Annual Amortization Expense for Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 49
2014	43
2015	40
2016	38
2017	35
Thereafter	$ 114

Changes in Carrying Amount of Goodwill as Allocated to Reportable Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Goodwill [Line Items]
Balance at December 31, 2011	$ 1,161
Goodwill acquired and other changes during the period	67
Balance at December 31, 2012	1,228
Investor Services
Goodwill [Line Items]
Balance at December 31, 2011	1,083
Goodwill acquired and other changes during the period	45
Balance at December 31, 2012	1,128
Advisor Services
Goodwill [Line Items]
Balance at December 31, 2011	78
Goodwill acquired and other changes during the period	22
Balance at December 31, 2012	$ 100

Components of Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Accounts receivable	$ 417	[1]	$ 330	[1]
Interest and dividends receivable	150		142
Prepaid expenses	114		153
Other investments	59		57
Deferred tax asset - net			27
Other	73		109
Total other assets	$ 813		$ 818

[1]	Accounts receivable includes accrued service fee income and a receivable from the Company's loan servicer.

Deposits from Banking Clients Consisting of Interest Bearing and Noninterest Bearing Deposits (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest-bearing deposits:
Deposits swept from brokerage accounts	$ 58,229	$ 40,617
Checking	11,632	10,765
Savings and other	9,089	8,997
Total interest-bearing deposits	78,950	60,379
Non-interest-bearing deposits	427	475
Total deposits from banking clients	$ 79,377	$ 60,854

Payables to Brokers, Dealers, and Clearing Organizations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables to Brokers, Dealers and Clearing Organizations Disclosure [Line Items]
Securities loaned	$ 882	$ 852

Payables to Brokerage Clients - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Payables to Brokerage Clients Disclosure [Line Items]
Cash balances in interest-bearing brokerage client accounts	$ 32.6	$ 30.6
Average rate paid on cash balances in interest-bearing brokerage client accounts	0.01%	0.01%

Long-term Debt Including Unamortized Debt Discounts and Premiums (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Senior Notes	$ 1,288	$ 1,450
Senior Medium-Term Notes, Series A	249	249
Finance lease obligation	95	100
Junior Subordinated Notes		202
Total long-term debt	$ 1,632	$ 2,001

Borrowings - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended								12 Months Ended					12 Months Ended		1 Months Ended
	Aug. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 30, 2012	Dec. 31, 2009	Dec. 31, 2012 Margin Requirements	Dec. 31, 2012 Collateral Requirements	Dec. 31, 2012 Accrued expenses and other liabilities	Dec. 31, 2012 Senior Notes Due 2022	Aug. 31, 2012 Senior Notes Due 2022	Dec. 31, 2012 Senior Notes Due 2015 to 2022 Minimum	Dec. 31, 2012 Senior Notes Due 2015 to 2022 Maximum	Dec. 31, 2012 Medium Term Notes Due 2017	Dec. 31, 2012 Credit Facility Due June 2013	Dec. 06, 2012 Senior Notes Due 2015	Dec. 21, 2012 Senior Notes Due 2014 Exchanged For Senior Notes Due 2022	Aug. 31, 2012 Senior Notes Due 2014 Exchanged For Senior Notes Due 2022
Debt Instrument [Line Items]
Senior Notes maturity range, start										2015
Senior Notes maturity range, end										2022
Fixed interest rate, long-term debt												0.85%	4.45%	6.38%		0.85%
Debt instrument maturity year											2022			2017		2015		2014
Interest rate											3.23%							4.95%
Senior notes, exchange amount																		$ 256,000,000
Cash consideration paid on debt exchange	19,000,000
Issued Senior Notes																350,000,000
Notes Redeemed					202,000,000												494,000,000
Payment of make-whole premium																	31,000,000
Payment of debt principal		732,000,000	116,000,000	205,000,000													494,000,000
Fixed-to-floating rate trust preferred securities original face amount	300,000,000
Redemption price of Fixed-to-Floating Rate Trust Preferred Securities	207,000,000
Percentage of redemption price to liquidation amount of each trust preferred security	100.00%
Finance lease obligation lease payment term		20 years
Finance lease obligation		95,000,000	100,000,000
Remaining finance lease obligation lease payment term		12 years
Maximum issuance of unsecured Commercial Paper Notes		1,500,000,000
Current limit for commercial paper program		800,000,000
Maximum maturities days of Commercial Paper Notes		270 days
Commercial Paper Notes, amount outstanding									300,000,000
Commercial Paper Notes, repayment date		Jan 2, 2013
Committed, unsecured credit facility with a group of eleven banks															800,000,000
Unsecured credit facility, expiration date															2013-06
Minimum level of stockholders' equity required under credit facility		5,800,000,000
Stockholders' equity		9,589,000,000	7,714,000,000	6,226,000,000		5,073,000,000
Unsecured bank credit lines with a group of six banks		842,000,000
Line of credit facility remaining borrowing capacity		642,000,000
Aggregate face amount of letter of credit agreements							$ 325,000,000	$ 74,000,000

Annual Maturities on Long-term Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013	$ 6
2014	6
2015	357
2016	7
2017	258
Thereafter	1,017
Total maturities	1,651
Unamortized discount, net	(19)
Total long-term debt	$ 1,632	$ 2,001

Future Annual Minimum Rental Commitments, Net of Contractual Subleases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Operating Leases
2013	$ 112
2014	97
2015	85
2016	74
2017	62
Thereafter	108
Total	538
Subleases
2013	31
2014	28
2015	28
2016	28
2017	22
Thereafter	11
Total	148
Net
2013	81
2014	69
2015	57
2016	46
2017	40
Thereafter	97
Total	$ 390

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 28, 2008 Total Bond Market Fund Litigation	Dec. 31, 2012 Margin Requirements	Dec. 31, 2012 Collateral Requirements
Commitments and Contingencies Disclosure [Line Items]
Rent expense	$ 203	$ 187	$ 168
Aggregate face amount of letter of credit agreements					$ 325	$ 74
Alleged minimum percentage of fund assets invested in CMOs and mortgage-backed securities without obtaining shareholder vote				25.00%

Purchase Obligations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	$ 159
2014	104
2015	35
2016	7
2017
Thereafter	1
Total	$ 306

Financial Instruments Subject to Off-Balance Sheet Risk, Credit Risk, or Market Risk - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Securities Financing Transaction, Fair Value	Dec. 31, 2011 Securities Financing Transaction, Fair Value	Dec. 31, 2012 Dividend Reinvestment Elections	Dec. 31, 2011 Dividend Reinvestment Elections	Dec. 31, 2012 Open Option Contracts	Dec. 31, 2011 Open Option Contracts	Dec. 31, 2012 Resale And Repurchase Agreements	Dec. 31, 2011 Resale And Repurchase Agreements	Dec. 31, 2012 Corporate Debt Securities And Commercial Paper	Dec. 31, 2011 Corporate Debt Securities And Commercial Paper	Dec. 31, 2011 Corporate Debt Securities And Commercial Paper FDIC Temporary Liquidity Guarantee Program	Dec. 31, 2012 Residential real estate mortgages	Dec. 31, 2011 Residential real estate mortgages	Dec. 31, 2012 Residential real estate mortgages Minimum	Dec. 31, 2012 Residential real estate mortgages California State	Dec. 31, 2011 Residential real estate mortgages California State	Dec. 31, 2012 Home equity lines of credit California State	Dec. 31, 2011 Home equity lines of credit California State	Dec. 31, 2012 US Government Corporations and Agencies Securities	Dec. 31, 2011 US Government Corporations and Agencies Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of securities loaned	$ 882,000,000	$ 852,000,000			$ 852,000,000	$ 783,000,000
Fair value of borrowed securities to fulfill short sales of its clients					121,000,000	44,000,000
Fair value of Schwab's client securities that can be pledged	17,100,000,000	14,700,000,000							1,900,000,000	1,300,000,000	19,700,000,000	18,300,000,000
Fair value of Schwab's client securities pledged to fulfill the short sales	1,200,000,000	1,200,000,000					109,000,000	101,000,000
Investments in corporate debt securities and commercial paper													8,000,000,000	5,600,000,000	867,000,000
Residential real estate mortgage loans																6,000,000,000	5,600,000,000
Percent of residential real estate mortgage loans with interest only payment terms	50.00%
Percent of interest-only residential real estate mortgage loans with interest rates not scheduled to reset for three or more years	65.00%
Initial fixed interest rate period for the Company's adjustable rate mortgages			3 years	10 years
Percentage of securities loaned secured by properties in California																			45.00%	44.00%	50.00%	50.00%
Interest-only loans period																		3 years
U.S. Government and agency securities held as collateral for resale agreements																							19,700,000,000	18,300,000,000
Commitments to extend credit	5,400,000,000	5,200,000,000
Commitments to purchase First Mortgage loans	$ 867,000,000

Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	$ 636	$ 593
Securities available for sale	46,123	33,965
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	1,489	822
Investments segregated and on deposit for regulatory purposes	4,743	3,791
Other securities owned	636	593
Securities available for sale	46,123	33,965
Total	52,991	39,171
Fair Value, Measurements, Recurring | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	413	8
Fair Value, Measurements, Recurring | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	1,076	814
Fair Value, Measurements, Recurring | Certificates of deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments segregated and on deposit for regulatory purposes	2,976	2,374
Securities available for sale	6,161	3,622
Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments segregated and on deposit for regulatory purposes		767
Securities available for sale	6,256	3,571
Fair Value, Measurements, Recurring | U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments segregated and on deposit for regulatory purposes	1,767	650
Fair Value, Measurements, Recurring | Schwab Funds money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	329	332
Fair Value, Measurements, Recurring | Equity and bond mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	217	183
Fair Value, Measurements, Recurring | State and municipal debt obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	48	46
Fair Value, Measurements, Recurring | Equity, U.S. Government and corporate debt, and other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	42	32
Fair Value, Measurements, Recurring | U.S. agency mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	20,476	20,921
Fair Value, Measurements, Recurring | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	8,164	2,635
Fair Value, Measurements, Recurring | U.S. agency notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	3,464	1,800
Fair Value, Measurements, Recurring | Non-agency residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	733	907
Fair Value, Measurements, Recurring | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	574	225
Fair Value, Measurements, Recurring | Other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	295	284
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	413	8
Other securities owned	548	527
Total	961	535
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Measurements, Recurring | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	413	8
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Measurements, Recurring | Schwab Funds money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	329	332
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Measurements, Recurring | Equity and bond mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	217	183
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Measurements, Recurring | Equity, U.S. Government and corporate debt, and other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	2	12
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	1,076	814
Investments segregated and on deposit for regulatory purposes	4,743	3,791
Other securities owned	88	66
Securities available for sale	46,123	33,965
Total	52,030	38,636
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	1,076	814
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Certificates of deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments segregated and on deposit for regulatory purposes	2,976	2,374
Securities available for sale	6,161	3,622
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments segregated and on deposit for regulatory purposes		767
Securities available for sale	6,256	3,571
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments segregated and on deposit for regulatory purposes	1,767	650
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | State and municipal debt obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	48	46
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Equity, U.S. Government and corporate debt, and other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	40	20
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | U.S. agency mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	20,476	20,921
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	8,164	2,635
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | U.S. agency notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	3,464	1,800
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Non-agency residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	733	907
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	574	225
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 295	$ 284

Fair Value Hierarchy for Financial Instruments Not Recorded at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount
Assets:
Cash and cash equivalents	$ 11,174
Cash and investments segregated and on deposit for regulatory purposes	23,723
Receivables from brokers, dealers, and clearing organizations	333
Receivables from brokerage clients - net	13,453
Securities held to maturity	18,194	15,108
Loans to banking clients - net	10,726	9,812
Other assets	64
Total	77,667
Liabilities:
Deposits from banking clients	79,377
Payables to brokers, dealers, and clearing organizations	1,068
Payables to brokerage clients	40,330
Accrued expenses and other liabilities	353
Long-term debt	1,632	2,001
Total	122,760
Carrying Amount | Residential real estate mortgages
Assets:
Loans to banking clients - net	6,471
Carrying Amount | Home equity lines of credit
Assets:
Loans to banking clients - net	3,267
Carrying Amount | Personal loans secured by securities
Assets:
Loans to banking clients - net	963
Carrying Amount | Other
Assets:
Loans to banking clients - net	25
Carrying Amount | U.S. agency mortgage-backed securities
Assets:
Securities held to maturity	17,750
Carrying Amount | Other securities
Assets:
Securities held to maturity	444
Fair Value
Assets:
Cash and cash equivalents	11,174
Cash and investments segregated and on deposit for regulatory purposes	23,723
Receivables from brokers, dealers, and clearing organizations	333
Receivables from brokerage clients - net	13,453
Securities held to maturity	18,732	15,539
Loans to banking clients - net	10,969	9,671
Other assets	64
Total	78,448
Liabilities:
Deposits from banking clients	79,377
Payables to brokers, dealers, and clearing organizations	1,068
Payables to brokerage clients	40,330
Accrued expenses and other liabilities	353
Long-term debt	1,782	2,159
Total	122,910
Fair Value | Residential real estate mortgages
Assets:
Loans to banking clients - net	6,687
Fair Value | Home equity lines of credit
Assets:
Loans to banking clients - net	3,295
Fair Value | Personal loans secured by securities
Assets:
Loans to banking clients - net	963
Fair Value | Other
Assets:
Loans to banking clients - net	24
Fair Value | U.S. agency mortgage-backed securities
Assets:
Securities held to maturity	18,289
Fair Value | Other securities
Assets:
Securities held to maturity	443
Fair Value | Significant Other Observable Inputs (Level 2)
Assets:
Cash and cash equivalents	11,174
Cash and investments segregated and on deposit for regulatory purposes	23,723
Receivables from brokers, dealers, and clearing organizations	333
Receivables from brokerage clients - net	13,453
Securities held to maturity	18,732
Loans to banking clients - net	10,969
Other assets	64
Total	78,448
Liabilities:
Deposits from banking clients	79,377
Payables to brokers, dealers, and clearing organizations	1,068
Payables to brokerage clients	40,330
Accrued expenses and other liabilities	353
Long-term debt	1,782
Total	122,910
Fair Value | Significant Other Observable Inputs (Level 2) | Residential real estate mortgages
Assets:
Loans to banking clients - net	6,687
Fair Value | Significant Other Observable Inputs (Level 2) | Home equity lines of credit
Assets:
Loans to banking clients - net	3,295
Fair Value | Significant Other Observable Inputs (Level 2) | Personal loans secured by securities
Assets:
Loans to banking clients - net	963
Fair Value | Significant Other Observable Inputs (Level 2) | Other
Assets:
Loans to banking clients - net	24
Fair Value | Significant Other Observable Inputs (Level 2) | U.S. agency mortgage-backed securities
Assets:
Securities held to maturity	18,289
Fair Value | Significant Other Observable Inputs (Level 2) | Other securities
Assets:
Securities held to maturity	$ 443

Fair Value Estimates for Financial Instruments Excluding Short Term Financial Assets and Liabilities and Financial Instruments Recorded at Fair Value (Detail) (USD $)
In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount
Financial Assets:
Securities held to maturity	$ 18,194	$ 15,108
Loans to banking clients - net	10,726	9,812
Loans held for sale		70
Financial Liabilities:
Long-term debt	1,632	2,001
Fair Value
Financial Assets:
Securities held to maturity	18,732	15,539
Loans to banking clients - net	10,969	9,671
Loans held for sale		73
Financial Liabilities:
Long-term debt	$ 1,782	$ 2,159

Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended
	Jan. 26, 2010	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Jan. 31, 2012 Series A Preferred Stock Noncumulative Preferred Stock	Jan. 31, 2012 Series A Preferred Stock Noncumulative Preferred Stock Minimum	Jun. 30, 2012 Series B Preferred Stock Noncumulative Preferred Stock Fixed Rate	Jun. 30, 2012 Series B Preferred Stock Noncumulative Preferred Stock Minimum Fixed Rate
Class of Stock [Line Items]
Preferred stock, shares authorized		9,940,000		9,940,000
Preferred stock, par value		$ 0.01		$ 0.01
Fixed-to-floating rate non-cumulative perpetual preferred stock issued					400,000
Net proceeds from issuance of preferred stock offerings		$ 863			$ 394		$ 469
Fixed dividend rate on preferred stock					7.00%		6.00%
End date of fixed dividend rate on Preferred stock					2022-02
Floating rate on 3-month LIBOR plus					4.82%
Preferred stock earliest redemption date						Feb 1, 2022		Sep 1, 2017
Depositary shares of non-cumulative perpetual preferred stock							19,400,000
Ownership interest percentage in a share of 6.00% non-cumulative perpetual preferred stock							2.50%
Value per depositary share							$ 25
Additional common stock shares issued	29,670,300
Common stock, par value	$ 0.01	$ 0.01		$ 0.01
Common stock, public offering price per share	$ 19
Net proceeds from common stock offering			$ 543

Preferred Stock Issued and Outstanding (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Shares Issued and Outstanding	885
Liquidation Preference	$ 885	$ 0
Carrying Value	865
Series A Preferred Stock
Class of Stock [Line Items]
Shares Issued and Outstanding	400
Liquidation Preference Per Share	$ 1,000
Liquidation Preference	400
Carrying Value	394
Series B Preferred Stock
Class of Stock [Line Items]
Shares Issued and Outstanding	485
Liquidation Preference Per Share	$ 1,000
Liquidation Preference	485
Carrying Value	$ 471

Components of Other Comprehensive Income (loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in net unrealized gain on Securities available for sale:
Net unrealized gain	$ 470	$ (43)	$ 300
Reclassification of impairment charges included in earnings	32	31	36
Other reclassifications included in earnings	(38)	1	1
Change in net unrealized gain on securities available for sale	464	(11)	337
Other	1	(1)	(1)
Other comprehensive income (loss), before tax	465	(12)	336
Change in net unrealized gain on Securities available for sale:
Net unrealized gain	(177)	16	(115)
Reclassification of impairment charges included in earnings	(12)	(12)	(14)
Other reclassifications included in earnings	14
Change in net unrealized gain on securities available for sale	(175)	4	(129)
Other
Other comprehensive (loss) income	(175)	4	(129)
Change in net unrealized gain on securities available for sale:
Net unrealized gain	293	(27)	185
Reclassification of impairment charges included in earnings	20	19	22
Other reclassifications included in earnings	(24)	1	1
Change in net unrealized gain on securities available for sale	289	(7)	208
Other	1	(1)	(1)
Other comprehensive income (loss), net of tax	$ 290	$ (8)	$ 207

Accumulated Other Comprehensive Income (loss) Balances (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance	$ 8
Other net changes	1	(1)	(1)
Ending Balance	298	8
Net unrealized gain on securities available for sale
Beginning Balance	10	17	(191)
Other net changes	289	(7)	208
Ending Balance	299	10	17
Other
Beginning Balance	(2)	(1)
Other net changes	1	(1)	(1)
Ending Balance	(1)	(2)	(1)
Accumulated Other Comprehensive Income (Loss)
Beginning Balance	8	16	(191)
Other net changes	290	(8)	207
Ending Balance	$ 298	$ 8	$ 16

Stock-Based Compensation Expense and Related Income Tax Benefit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expense	$ 57	$ 61	$ 53
Employee stock purchase plan expense	3	3	3
Total stock-based compensation expense	105	99	87
Income tax benefit on stock-based compensation	(39)	(37)	(33)
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock expense	40	23	10
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock expense	$ 5	$ 12	$ 21

Employee Incentive, Retirement, and Deferred Compensation Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares of common stock authorized to be granted under the existing stock incentive plan	45
Total unrecognized compensation cost, net of forfeitures, related to outstanding stock options, restricted stock awards, and restricted stock units	$ 191
Total unrecognized compensation cost, net of forfeitures, related to outstanding stock options, restricted stock awards, and restricted stock units, recognition period (year)	2016
Remaining weighted-average period for unrecognized compensation cost, net of forfeitures, related to outstanding stock options, restricted stock awards, and restricted stock units	2 years 9 months 18 days
Deferred compensation liability	127	128
Stock Option | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Period from the date of grant in which stock options expire	7 years
Award Vesting Period	3 years
Stock Option | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Period from the date of grant in which stock options expire	10 years
Award Vesting Period	5 years
Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Total fair value of restricted stock awards vested	30	13	6
Restricted Stock | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Award Vesting Period	3 years
Restricted Stock | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Award Vesting Period	5 years
Employee Stock Purchase Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares reserved for future issuance under the ESPP	43
Retirement Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Company's total contribution expense	$ 59	$ 53	$ 50

Stock Option Activity (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Number of Options
Outstanding Beginning Balance	58
Granted	11
Exercised	(4)
Forfeited	(2)
Expired	(6)
Outstanding Ending Balance	57
Vested and expected to vest at December 31, 2012	54
Vested and exercisable at December 31, 2012	31
Weighted-Average Exercise Price per Share
Outstanding Beginning Balance	$ 16.2
Granted	$ 13.51
Exercised	$ 10.81
Forfeited	$ 13.99
Expired	$ 16.8
Outstanding Ending Balance	$ 16.04
Vested and expected to vest at December 31, 2012	$ 16.16
Vested and exercisable at December 31, 2012	$ 17.73
Weighted-Average Remaining Contractual Life (in years)
Outstanding at December 31, 2012	6 years 8 months 12 days
Vested and expected to vest at December 31, 2012	6 years 7 months 2 days
Vested and exercisable at December 31, 2012	5 years 1 month 10 days
Aggregate Intrinsic Value
Outstanding at December 31, 2012	$ 39
Vested and expected to vest at December 31, 2012	36
Vested and exercisable at December 31, 2012	$ 13

Information on Stock Options Granted and Exercised (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of options granted per share	$ 4.07	$ 4.16	$ 5.36
Cash received from options exercised	$ 35	$ 96	$ 35
Tax benefit realized on options exercised	1	7	5
Aggregate intrinsic value of options exercised	$ 9	$ 38	$ 17

Assumptions Used to Value Options Granted and Their Expected Lives (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average expected dividend yield	0.99%	0.85%	0.71%
Weighted-average expected volatility	31.00%	36.00%	35.00%
Weighted-average risk-free interest rate	1.80%	2.10%	2.80%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	3 years	0 years	3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	6 years 8 months 12 days	6 years 3 months 18 days	5 years 10 months 24 days

Restricted Stock Units Activity (Detail) (Restricted Stock Units, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted Stock Units
Number of Units
Outstanding Beginning Balance	8
Granted	6
Vested	(2)
Forfeited	(1)
Outstanding Ending Balance	11
Weighted-Average Grant Date Fair Value per unit
Outstanding Beginning Balance	$ 13.23
Granted	$ 13.6
Vested	$ 13.55
Forfeited	$ 13.29
Outstanding Ending Balance	$ 13.34

Class Action Litigation and Regulatory Reserve and Money Market Mutual Fund Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Class action litigation charges	$ 7	$ 320
Money market mutual fund charges		$ 132

Income Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 489	$ 424	$ 326
State	28	52	50
Total current	517	476	376
Deferred:
Federal	5	44	(43)
State		8	(8)
Total deferred	5	52	(51)
Taxes on income	$ 522	$ 528	$ 325

Temporary Differences That Created Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deferred tax assets:
Employee compensation, severance, and benefits	$ 189		$ 173
Reserves and allowances	37		40
Facilities lease commitments	35		37
Net operating loss carryforwards	6		5
State and local taxes			8
Other			5
Total deferred tax assets	267		268
Valuation allowance	(3)		(1)
Deferred tax assets - net of valuation allowance	264		267
Deferred tax liabilities:
Net unrealized gain on securities available for sale	(179)		(5)
Depreciation and amortization	(166)		(162)
Capitalized internal-use software development costs	(50)		(42)
Deferred loan costs	(15)		(20)
Deferred cancellation of debt income	(11)		(11)
Deferred Senior Note exchange	(6)
Other	(7)
Total deferred tax liabilities	(434)		(240)
Deferred tax (liability) asset - net	$ (170)	[1]	$ 27	[1]

[1]	Amounts are included in accrued expenses and other liabilities and other assets at December 31, 2012 and 2011, respectively.

Reconciliation of federal statutory income tax rate to effective income tax rate (Detail)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Federal statutory income tax rate	35.00%		35.00%		35.00%
State income taxes, net of federal tax benefit	1.20%	[1]	2.50%	[1]	3.30%	[1]
Non-deductible penalties					2.70%	[2]
Other	(0.20%)		0.40%		0.70%
Effective income tax rate	36.00%		37.90%		41.70%

[1]	Includes the impact of a non-recurring state tax benefit of $20 million recorded in the third quarter of 2012.
[2]	Includes the impact of regulatory settlements relating to the Schwab YieldPlus Fund in 2010.

Reconciliation of federal statutory income tax rate to effective income tax rate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Sep. 30, 2012
Reconciliation of Statutory Federal Tax Rate [Line Items]
Impact of non recurring state tax benefits	$ 20

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance at beginning of year	$ 13	$ 11
Additions for tax positions related to the current year	1	1
Additions for tax positions related to prior years	1	2
Reductions due to lapse of statute of limitations	(2)	(1)
Reductions for settlements with tax authorities	(1)
Balance at end of year	$ 12	$ 13

Taxes on Income - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Taxes [Line Items]
Possible reduction of income tax expense from continuing operations, net of federal tax benefit, if uncertain tax matters are resolved in favor of the company	$ 8

EPS under Basic and Diluted Computations (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Net Income	$ 211	$ 247	$ 275	$ 195	$ 163	$ 220	$ 238	$ 243	$ 928		$ 864		$ 454
Preferred stock dividends									(45)
Net income available to common stockholders	$ 189	$ 238	$ 261	$ 195	$ 163	$ 220	$ 238	$ 243	$ 883		$ 864		$ 454
Weighted-average common shares outstanding - basic									1,274		1,227		1,191
Common stock equivalent shares related to stock incentive plans									1		2		3
Weighted-average common shares outstanding - diluted	1,278	1,275	1,274	1,273	1,271	1,229	1,210	1,207	1,275	[1]	1,229	[1]	1,194	[1]
Basic EPS	$ 0.15	$ 0.19	$ 0.2	$ 0.15	$ 0.13	$ 0.18	$ 0.2	$ 0.2	$ 0.69		$ 0.7		$ 0.38
Diluted EPS	$ 0.15	$ 0.19	$ 0.2	$ 0.15	$ 0.13	$ 0.18	$ 0.2	$ 0.2	$ 0.69		$ 0.7		$ 0.38

[1]	Antidilutive stock options and restricted stock awards excluded from the calculation of diluted EPS totaled 74 million, 63 million, and 52 million shares in 2012, 2011, and 2010, respectively.

EPS under Basic and Diluted Computations (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Antidilutive stock options and restricted stock awards excluded from the calculation of diluted EPS	74	63	52

Regulatory Capital and Ratios (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tier 1 Risk-Based Capital
Actual Amount	$ 5,707	$ 4,984
Minimum Capital Requirement Amount	1,139	850
Minimum to be Well Capitalized Amount	1,709	1,276
Actual Ratio	20.00%	23.40%
Minimum Capital Requirement Ratio	4.00%	4.00%
Minimum to be Well Capitalized Ratio	6.00%	6.00%
Total Risk-Based Capital
Actual Amount	5,760	5,036
Minimum Capital Requirement Amount	2,279	1,701
Minimum to be Well Capitalized Amount	2,848	2,126
Actual Ratio	20.20%	23.70%
Minimum Capital Requirement Ratio	8.00%	8.00%
Minimum to be Well Capitalized Ratio	10.00%	10.00%
Tier 1 Leverage
Actual Amount	5,707	4,984
Minimum Capital Requirement Amount	3,412	2,642
Minimum to be Well Capitalized Amount	4,266	3,302
Actual Ratio	6.70%	7.50%
Minimum Capital Requirement Ratio	4.00%	4.00%
Minimum to be Well Capitalized Ratio	5.00%	5.00%
Tangible Equity
Actual Amount	5,707	4,984
Minimum Capital Requirement Amount	$ 1,706	$ 1,321
Actual Ratio	6.70%	7.50%
Minimum Capital Requirement Ratio	2.00%	2.00%

Regulatory Requirements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 04, 2012 Reserve Deposit	Jan. 03, 2013 Subsequent Event Reserve Deposit	Dec. 31, 2012 Schwab
Compliance with Regulatory Capital Requirements for Broker Dealers [Line Items]
Schwab Bank's average reserve requirement	$ 1,100,000,000	$ 1,100,000,000
Percentage of aggregate debit balances required as minimum net capital	2.00%
Minimum capital requirement					250,000
Net capital under the alternative method permitted by the Uniform Net Capital Rule	This method requires the maintenance of minimum net capital, as defined, of the greater of 2% of aggregate debit balances arising from client transactions or a minimum dollar requirement ($250,000 for Schwab), which is based on the type of business conducted by the broker-dealer. Under the alternative method, a broker-dealer may not repay subordinated borrowings, pay cash dividends, or make any unsecured advances or loans to its parent company or employees if such payment would result in a net capital amount of less than 5% of aggregate debit balances or less than 120% of its minimum dollar requirement.
Percentage of net capital to aggregate debit balances required for a broker-dealer to repay subordinated borrowings, pay cash dividends, or make any unsecured advances or loans to its parent company or employees	5.00%
Percentage of net capital to the Company's minimum dollar requirement required for a broker-dealer to repay subordinated borrowings, pay cash dividends, or make any unsecured advances or loans to its parent company or employees	120.00%
Description of Net Capital Requirements under Commodity Exchange Act	optionsXpress, Inc. is also subject to Commodity Futures Trading Commission Regulation 1.17 (Reg. 1.17) under the Commodity Exchange Act, which also requires the maintenance of minimum net capital. optionsXpress, Inc., as a futures commission merchant, is required to maintain minimum net capital equal to the greater of its net capital requirement under Reg. 1.17 ($1 million), or the sum of 8% of the total risk margin requirements for all positions carried in client accounts and 8% of the total risk margin requirements for all positions carried in non-client accounts (as defined in Reg. 1.17).
Net capital required for optionsXpress, Inc. under Reg 1.17 of the Commodity Exchange Act	1,000,000
Minimum percentage of the total risk margin requirements for all positions carried in customer accounts to be added to the minimum percentage of the total risk margin requirements for all positions carried in non-customer accounts for optionsXpress, Inc. minimum net capital calculation	8.00%
Minimum percentage of the total risk margin requirements for all positions carried in non-customer accounts to be added to the minimum percentage of the total risk margin requirements for all positions carried in customer accounts for optionsXpress, Inc. minimum net capital calculation	8.00%
Cash and investments required to be segregated and on deposit for regulatory purposes	29,200,000,000	26,300,000,000
Net amount of segregated cash deposited into segregated reserve bank accounts			$ 1,100,000,000	$ 1,200,000,000

Net Capital and Net Capital Requirements for Schwab and optionsXpress, Inc (Detail) (USD $)	Dec. 31, 2012
Schwab
Compliance with Regulatory Capital Requirements for Broker Dealers [Line Items]
Net Capital	$ 1,365,000,000
% of Aggregate Debit Balances	9.00%
Minimum Net Capital Required	250,000
2% of Aggregate Debit Balances	297,000,000
Net Capital in Excess of Required Net Capital	1,068,000,000
Net Capital in Excess of 5% of Aggregate Debit Balances	623,000,000
OptionsXpress, Inc.
Compliance with Regulatory Capital Requirements for Broker Dealers [Line Items]
Net Capital	87,000,000
% of Aggregate Debit Balances	40.00%
Minimum Net Capital Required	1,000,000
2% of Aggregate Debit Balances	5,000,000
Net Capital in Excess of Required Net Capital	82,000,000
Net Capital in Excess of 5% of Aggregate Debit Balances	$ 76,000,000

Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of reportable segments	2
Clients, except for Schwab proprietary mutual funds, that accounted for more than 10% of the Company's net revenues	Except for Schwab's proprietary mutual funds, which are considered a single client for purposes of this computation, no single client accounted for more than 10% of the Company's net revenues in 2012, 2011, or 2010	Except for Schwab's proprietary mutual funds, which are considered a single client for purposes of this computation, no single client accounted for more than 10% of the Company's net revenues in 2012, 2011, or 2010	Except for Schwab's proprietary mutual funds, which are considered a single client for purposes of this computation, no single client accounted for more than 10% of the Company's net revenues in 2012, 2011, or 2010
Schwab Funds money market funds
Segment Reporting Information [Line Items]
Fees received from Schwab's proprietary mutual funds as a percentage of net revenues	10.00%	10.00%	14.00%
California State
Segment Reporting Information [Line Items]
Percentage of Schwab's total client accounts located in California	23.00%	23.00%	23.00%

Financial Information for Reportable Segments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Revenues
Asset management and administration fees									$ 2,043		$ 1,928		$ 1,822
Net interest revenue									1,764		1,725		1,524
Trading revenue									868		927		830
Other - net									256	[1]	160	[1]	135	[1]
Provision for loan losses									(16)		(18)		(27)
Net impairment losses on securities									(32)	[2]	(31)	[2]	(36)	[2]
Total net revenues	1,215	1,196	1,283	1,189	1,113	1,181	1,190	1,207	4,883		4,691		4,248
Expenses Excluding Interest	871	835	851	876	861	821	804	813	3,433	[3]	3,299	[3]	3,469	[3]
Income before taxes on income									1,450		1,392		779
Taxes on income									522		528		325
Net Income	211	247	275	195	163	220	238	243	928		864		454
Capital expenditures									138		190		127
Depreciation and amortization									196		155		146
Investor Services
Net Revenues
Asset management and administration fees									1,436		1,357		1,275
Net interest revenue									1,559		1,542		1,363
Trading revenue									612		667		598
Other - net									123	[1]	98	[1]	80	[1]
Provision for loan losses									(15)		(16)		(24)
Net impairment losses on securities									(29)		(29)		(34)
Total net revenues									3,686		3,619		3,258
Expenses Excluding Interest									2,693	[3]	2,569	[3]	2,331	[3]
Income before taxes on income									993		1,050		927
Capital expenditures									98		134		102
Depreciation and amortization									157		122		107
Advisor Services
Net Revenues
Asset management and administration fees									607		571		547
Net interest revenue									205		183		161
Trading revenue									255		260		232
Other - net									62	[1]	62	[1]	55	[1]
Provision for loan losses									(1)		(2)		(3)
Net impairment losses on securities									(3)		(2)		(2)
Total net revenues									1,125		1,072		990
Expenses Excluding Interest									739	[3]	731	[3]	694	[3]
Income before taxes on income									386		341		296
Capital expenditures									40		56		25
Depreciation and amortization									39		33		38
Unallocated
Net Revenues
Trading revenue									1
Other - net									71	[1]
Total net revenues									72
Expenses Excluding Interest									1	[3]	(1)	[3]	444	[3]
Income before taxes on income									71		1		(444)
Depreciation and amortization													$ 1

[1]	Unallocated amount includes a pre-tax gain of $70 million relating to a confidential resolution of a vendor dispute in 2012.
[2]	Net impairment losses on securities include total other-than-temporary impairment losses of $15 million, $18 million, and $41 million, net of $(17) million, $(13) million, and $5 million recognized in other comprehensive income in 2012, 2011, and 2010, respectively.
[3]	Unallocated amount primarily includes class action litigation and regulatory reserves of $320 million and money market mutual fund charges of $132 million in 2010.

Financial Information for Reportable Segments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Unallocated
Segment Reporting Information [Line Items]
Pretax gain related to confidential resolution of a vendor dispute			$ 70
Class action litigation and regulatory reserve	7	320
Money market mutual fund charges		$ 132

Condensed Statements of Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Interest revenue									$ 1,914		$ 1,900		$ 1,723
Interest expense									(150)		(175)		(199)
Net interest revenue									1,764		1,725		1,524
Other revenues - net									256	[1]	160	[1]	135	[1]
Expenses excluding interest	(871)	(835)	(851)	(876)	(861)	(821)	(804)	(813)	(3,433)	[2]	(3,299)	[2]	(3,469)	[2]
Income tax benefit									(522)		(528)		(325)
Equity in net income of subsidiaries:
Net Income	211	247	275	195	163	220	238	243	928		864		454
Preferred stock dividends									(45)
Net income available to common stockholders	189	238	261	195	163	220	238	243	883		864		454
Parent Company
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Interest revenue									6		4		3
Interest expense									(97)		(103)		(86)
Net interest revenue									(91)		(99)		(83)
Other revenues - net									(30)		8		6
Expenses excluding interest									(23)		(30)		(18)
Loss before income tax benefit and equity in net income of subsidiaries									(144)		(121)		(95)
Income tax benefit									58		43		36
Loss before equity in net income of subsidiaries									(86)		(78)		(59)
Equity in net income of subsidiaries:
Equity in undistributed net income of subsidiaries									662		600		478
Dividends from bank subsidiary									50		150
Dividends from non-bank subsidiaries									302		192		35
Net Income									928		864		454
Preferred stock dividends									45
Net income available to common stockholders									$ 883		$ 864		$ 454

[1]	Unallocated amount includes a pre-tax gain of $70 million relating to a confidential resolution of a vendor dispute in 2012.
[2]	Unallocated amount primarily includes class action litigation and regulatory reserves of $320 million and money market mutual fund charges of $132 million in 2010.

Condensed Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 12,663	$ 8,679	$ 4,931	$ 8,241
Other securities owned - at fair value	636	593
Other assets	813	818
Total assets	133,637	108,553
Liabilities and Stockholders' Equity
Accrued expenses and other liabilities	1,641	1,397
Long-term debt	1,632	2,001
Total liabilities	124,048	100,839
Stockholders' equity	9,589	7,714	6,226	5,073
Total liabilities and stockholders' equity	133,637	108,553
Parent Company
Assets
Cash and cash equivalents	1,339	852	1,149	875
Receivables from subsidiaries	80	57
Other securities owned - at fair value	74	77
Loans to non-bank subsidiaries	404	363
Investment in non-bank subsidiaries	3,615	3,363
Investment in bank subsidiary	6,022	5,009
Other assets	88	68
Total assets	11,622	9,789
Liabilities and Stockholders' Equity
Accrued expenses and other liabilities	482	158
Payables to subsidiaries	14	16
Long-term debt	1,537	1,901
Total liabilities	2,033	2,075
Stockholders' equity	9,589	7,714
Total liabilities and stockholders' equity	$ 11,622	$ 9,789

Condensed Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net Income	$ 928	$ 864	$ 454
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for deferred income taxes	5	52	(51)
Other	26	9	(3)
Net change in:
Receivables from brokers, dealers, and clearing organizations	(104)	220	148
Other securities owned	(43)	(231)	581
Other assets	10	(15)	133
Accrued expenses and other liabilities	(237)	(183)	289
Net cash provided by (used for) operating activities	1,266	2,464	(9)
Cash Flows from Investing Activities
Other investing activities	3	7	5
Net cash used for investing activities	(16,260)	(8,667)	(15,410)
Cash Flows from Financing Activities
Issuance of commercial paper	300
Issuance of long-term debt	350		701
Repayment of long-term debt	(732)	(116)	(205)
Premium paid on debt exchange	(19)
Net proceeds from preferred stock offering	863
Net proceeds from common stock offering			543
Dividends paid	(337)	(295)	(288)
Proceeds from stock options exercised and other	35	96	35
Other financing activities	(5)	2	(5)
Net cash provided by (used for) financing activities	18,978	9,951	12,109
Increase (Decrease) in Cash and Cash Equivalents	3,984	3,748	(3,310)
Cash and Cash Equivalents at Beginning of Year	8,679	4,931	8,241
Cash and Cash Equivalents at End of Year	12,663	8,679	4,931
Parent Company
Cash Flows from Operating Activities
Net Income	928	864	454
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(662)	(591)	(478)
Provision for deferred income taxes	9	3	3
Other	39	1	(3)
Net change in:
Receivables from brokers, dealers, and clearing organizations			11
Other securities owned	3	6	422
Other assets	(21)	26	40
Accrued expenses and other liabilities	(5)	(76)	(2)
Net cash provided by (used for) operating activities	291	233	447
Cash Flows from Investing Activities
Due from subsidiaries - net	43	24	63
Increase in investments in subsidiaries	(307)	(366)	(1,025)
Other investing activities		8	4
Net cash used for investing activities	(264)	(334)	(958)
Cash Flows from Financing Activities
Issuance of commercial paper	300
Issuance of long-term debt	350		701
Repayment of long-term debt	(727)		(200)
Premium paid on debt exchange	(19)
Net proceeds from preferred stock offering	863
Net proceeds from common stock offering			543
Dividends paid	(337)	(295)	(288)
Proceeds from stock options exercised and other	35	96	35
Other financing activities	(5)	3	(6)
Net cash provided by (used for) financing activities	460	(196)	785
Increase (Decrease) in Cash and Cash Equivalents	487	(297)	274
Cash and Cash Equivalents at Beginning of Year	852	1,149	875
Cash and Cash Equivalents at End of Year	$ 1,339	$ 852	$ 1,149

Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Information [Line Items]
Net Revenues	$ 1,215		$ 1,196		$ 1,283		$ 1,189		$ 1,113		$ 1,181		$ 1,190		$ 1,207		$ 4,883		$ 4,691		$ 4,248
Expenses Excluding Interest	871		835		851		876		861		821		804		813		3,433	[1]	3,299	[1]	3,469	[1]
Net Income	211		247		275		195		163		220		238		243		928		864		454
Net income available to common stockholders	$ 189		$ 238		$ 261		$ 195		$ 163		$ 220		$ 238		$ 243		$ 883		$ 864		$ 454
Weighted Average Common Shares Outstanding - Diluted	1,278		1,275		1,274		1,273		1,271		1,229		1,210		1,207		1,275	[2]	1,229	[2]	1,194	[2]
Basic Earnings Per Common Share	$ 0.15		$ 0.19		$ 0.2		$ 0.15		$ 0.13		$ 0.18		$ 0.2		$ 0.2		$ 0.69		$ 0.7		$ 0.38
Diluted Earnings Per Common Share	$ 0.15		$ 0.19		$ 0.2		$ 0.15		$ 0.13		$ 0.18		$ 0.2		$ 0.2		$ 0.69		$ 0.7		$ 0.38
Dividends Declared Per Common Share	$ 0.06		$ 0.06		$ 0.06		$ 0.06		$ 0.06		$ 0.06		$ 0.06		$ 0.06
Range of Common Stock Price Per Share:
High	$ 14.47		$ 14.43		$ 14.76		$ 15.38		$ 13.41		$ 16.72		$ 18.72		$ 19.45
Low	$ 12.5		$ 12.14		$ 11.83		$ 11.61		$ 10.75		$ 11.03		$ 15.78		$ 17.16
Range of Price/Earnings Ratio:
High	21	[3]	22	[3]	22	[3]	23	[3]	19	[3]	25	[3]	31	[3]	34	[3]
Low	18	[3]	18	[3]	18	[3]	18	[3]	15	[3]	16	[3]	26	[3]	30	[3]

[1]	Unallocated amount primarily includes class action litigation and regulatory reserves of $320 million and money market mutual fund charges of $132 million in 2010.
[2]	Antidilutive stock options and restricted stock awards excluded from the calculation of diluted EPS totaled 74 million, 63 million, and 52 million shares in 2012, 2011, and 2010, respectively.
[3]	Price/earnings ratio is computed by dividing the high and low market prices by diluted earnings per common share for the preceding 12-month period ending on the last day of the quarter presented.